December 20, 2018

Re: Floating Rate Loan Portfolio, a series (or fund) of Pacific Select Fund

Dear Contract Owner:

You currently have an investment interest in the Floating Rate Loan Portfolio, which has been available as an investment option under variable annuity contracts and variable life insurance policies issued by Pacific Life Insurance Company and Pacific Life & Annuity Company.

You are being asked to approve a Plan of Reorganization pursuant to which the Floating Rate Loan Portfolio would be reorganized and merged into the Floating Rate Income Portfolio. The Floating Rate Loan Portfolio and Floating Rate Income Portfolio are each a series of Pacific Select Fund.

On September 26, 2018, the Board of Trustees of Pacific Select Fund, upon the recommendation of Pacific Life Fund Advisors LLC, the investment adviser of each Portfolio, considered and approved the Plan of Reorganization, subject to approval by Floating Rate Loan Portfolio shareholders.

The Pacific Select Fund Board of Trustees unanimously recommends that you vote “FOR” the Plan of Reorganization. A summary of the Board’s considerations in approving the Plan of Reorganization, as well as other important information, is provided in the combined Proxy Statement/Prospectus that is included with this letter.

If the Plan of Reorganization is approved by shareholders and you have not elected to move your contract/account value to a new investment option prior to the date of the Reorganization, currently scheduled for March 1, 2019, your interest in the Floating Rate Loan Portfolio will be replaced with an interest of equivalent value in the Floating Rate Income Portfolio.

Please read the Proxy Statement/Prospectus and consider the proposal to approve the Plan of Reorganization carefully before casting your voting instruction. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

James T. Morris

President and Chief Executive Officer

Chairman of the Board of Directors

Pacific Life Insurance Company and

Pacific Life & Annuity Company

Adrian S. Griggs

Executive Vice President

Chief Operating Officer

Pacific Life Insurance Company and

Pacific Life & Annuity Company

700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660

PACIFIC SELECT FUND

700 Newport Center Drive

 Post Office Box 7500

Newport Beach, California 92660

Notice of Special Meeting of Shareholders

of the Floating Rate Loan Portfolio

 To be Held on February 13, 2019

Dear Contract Owner:

NOTICE IS HEREBY GIVEN that a Special Meeting (the “Meeting”) of Shareholders of the Floating Rate Loan Portfolio, a fund of Pacific Select Fund, will be held on February 13, 2019 at 11:00 a.m. Pacific time, at 700 Newport Center Drive, Newport Beach, California 92660. The Meeting is being held to consider the following proposals:

(1)	To approve a Plan of Reorganization providing for the transfer of all of the assets of the Floating Rate Loan Portfolio (the “Acquired Fund”), which is comprised of Class I and Class P shares, to the Floating Rate Income Portfolio (the “Surviving Fund”), in exchange for Class I and Class P shares, respectively, of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund, followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Surviving Fund to which the shareholder is entitled in complete liquidation of the Acquired Fund (the “Proposal”); and

(2)	To transact such other business, not currently contemplated, that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

The Board of Trustees of Pacific Select Fund (the “Board of Trustees”) has fixed the close of business on November 16, 2018, as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting and any adjournment(s) or postponement(s) thereof. Owners of variable life insurance policies and variable annuity contracts having a beneficial interest in the Acquired Fund on the record date are entitled to vote as though they are shareholders of the Acquired Fund. Your attention is called to the accompanying Proxy Statement/Prospectus.

You are cordially invited to attend the Meeting. If you do not expect to attend the Meeting in person, you are requested to complete, sign, and return the enclosed voting instruction promptly, vote telephonically by calling the number listed on your proxy ballot, or vote on the Internet by logging onto the website listed on your proxy ballot.

The Board of Trustees unanimously recommends that you vote “FOR” the Proposal.

Please respond—your vote is important. Whether or not you plan to attend the Meeting, please vote by mail, telephone or Internet. If you vote by mail, only voting instructions received by 8:00 a.m. Eastern time on February 13, 2019 at the address shown on the enclosed postage paid envelope will be counted. If you vote by telephone or Internet, only votes cast by 8:00 a.m. Eastern time (5:00 a.m. Pacific time) on February 13, 2019, will be counted.

By Order of the Board of Trustees

Jane M. Guon

Vice President and Secretary

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PACIFIC SELECT FUND

PROXY STATEMENT/PROSPECTUS

December 20, 2018

I.	INTRODUCTION	4
II.	SUMMARY	5
III.	COMPARISON OF PRINCIPAL RISKS OF THE FUNDS	9
IV.	COMPARISON OF FEES AND EXPENSES OF THE FUNDS	11
V.	COMPARISON OF INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES, FUND CHARACTERISTICS, PRINCIPAL RISKS, MANAGEMENT OF THE FUNDS AND FUND CHARACTERISTICS	13
VI.	COMPARISON OF FUND PERFORMANCE	16
VII.	ADDITIONAL INFORMATION ABOUT THE REORGANIZATION	18
VIII.	ADDITIONAL INFORMATION ABOUT THE FUNDS	21
IX.	ADDITIONAL INFORMATION ABOUT VOTING	23
X.	OTHER MATTERS TO COME BEFORE THE MEETING	26
APPENDIX A – AGREEMENT AND PLAN OF REORGANIZATION		A-1
APPENDIX B – ADDITIONAL INFORMATION REGARDING THE FLOATING RATE INCOME PORTFOLIO (THE “SURVIVING FUND”)		B-1
APPENDIX C – ADDITIONAL FUNDS OF THE TRUST OFFERED (AS OF DECEMBER 1, 2018)		C-1
APPENDIX D – FINANCIAL HIGHLIGHTS		D-1

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PROXY STATEMENT/PROSPECTUS

December 20, 2018

FOR THE REORGANIZATION OF

FLOATING RATE LOAN PORTFOLIO

INTO

FLOATING RATE INCOME PORTFOLIO

 each a series of Pacific Select Fund

I.         INTRODUCTION

This combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board of Trustees” or “Board”) of Pacific Select Fund (the “Trust”), for a Special Meeting of shareholders of the Floating Rate Loan Portfolio (the “Acquired Fund”), a series of the Trust, to be held on February 13, 2019 (the “Meeting”). As more fully described in this Proxy Statement/Prospectus, the purpose of the Meeting is for shareholders to consider and vote on an Agreement and Plan of Reorganization (the “Plan of Reorganization” or “Plan”) pursuant to which the Acquired Fund would be reorganized with and into the Floating Rate Income Portfolio (the “Surviving Fund”), another series of the Trust (the “Reorganization”) (together, the “Proposal”).

The Acquired Fund is available as an investment option under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) issued or administered by Pacific Life Insurance Company (“PLIC”) and Pacific Life & Annuity Company (“PL&A” and together with PLIC, “Pacific Life”). Contract owners who selected the Acquired Fund for investment through a Pacific Life Variable Contract (the “Contract Owners”) have a beneficial interest in the Acquired Fund, but do not invest directly in or hold shares of the Acquired Fund. Pacific Life, as the shareholder of the Acquired Fund, has voting rights with respect to Acquired Fund shares, but passes through those voting rights to Contract Owners. Accordingly, for ease of reference throughout this Proxy Statement/Prospectus, Contract Owners may also be referred to as “shareholders.”

Upon the recommendation of Pacific Life Fund Advisors LLC (“PLFA” or the “Adviser”), the investment adviser to the Acquired Fund and the Surviving Fund (together, the “Funds”), the Board, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the Plan of Reorganization and authorized sending this Proxy Statement/Prospectus to shareholders of the Acquired Fund to solicit approval of the Plan.

As a Contract Owner with a beneficial interest in shares of the Acquired Fund, you are being asked to approve the Plan that would result in a transaction giving you a beneficial interest in shares of the Surviving Fund. As such, this document also serves as a prospectus for the Surviving Fund.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, dated December 20, 2018, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.

For a more detailed discussion of the investment goals, strategies and restrictions of the Funds, see the Funds’ prospectus dated May 1, 2018, and the Trust’s statement of additional information dated May 1, 2018, both as supplemented, which are incorporated herein by reference. The Trust also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The most recent annual report for the Trust, dated December 31, 2017, and the most recent semi-annual report dated June 30, 2018, are incorporated herein by reference.

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A copy of the current prospectus, statement of additional information, annual report and semi-annual report for the Funds and the statement of additional information relating to this Proxy Statement/Prospectus may each be obtained without charge at https://www.pacificlife.com/home/pacific-select-fund.html, by sending an email request to PSFdocumentrequest@pacificlife.com or by calling the applicable number below:

Pacific Life Insurance Company Annuity Contract Owners: 1-800-722-4448

6 a.m. through 5 p.m. Pacific time, Monday through Friday

Annuity Financial Advisors: 1-800-722-2333

6 a.m. through 5 p.m. Pacific time, Monday through Friday

Pacific Life Insurance Company Life Policy Owners: 1-800-347-7787

5 a.m. through 5 p.m. Pacific time, Monday through Friday

PL&A Annuity Contract Owners: 1-800-748-6907

6 a.m. through 5 p.m. Pacific time, Monday through Friday

PL&A Life Insurance Policy Owners: 1-888-595-6997

5 a.m. through 5 p.m. Pacific time, Monday through Friday

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC. You can copy and review information about each Fund and the Trust, including the prospectus, statement of additional information, annual and semi-annual reports, proxy materials and other information at the SEC’s Public Reference Room, 100 F Street N.E., Room 1580, Washington, D.C. 20549-1520. You may obtain information from the Public Reference Room by calling the U.S. Securities and Exchange Commission (“SEC”) at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

The SEC has not approved or disapproved these securities, or determined that this Proxy Statement/ Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

II.        SUMMARY

The Proposed Reorganization

At a meeting held on September 26, 2018, the Board approved the Plan of Reorganization, subject to shareholder approval. The Plan provides for the transfer of all of the assets of the Acquired Fund (whose outstanding shares are comprised of Class I shares and Class P shares) to the Surviving Fund, in exchange for Class I shares and Class P shares of the Surviving Fund, respectively, and the assumption by the Surviving Fund of all liabilities of the Acquired Fund, followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Surviving Fund to which the shareholder is entitled in complete liquidation of the Acquired Fund.

Pursuant to the Plan, each shareholder of the Acquired Fund would receive a number of full and fractional Class I and Class P shares of the Surviving Fund with an aggregate net asset value equal to the aggregate net asset value of the number of full and fractional Class I and Class P shares, respectively, of the Acquired Fund held by such shareholder immediately prior to the Reorganization.

The Reorganization is expected to be effective after the close of business on March 1, 2019, or such other date as the parties may agree (the “Closing Date”).

At any time prior to the Closing Date, Contract Owners may transfer out of the Acquired Fund consistent with the transfer provisions of the applicable Variable Contract prospectus. Contract Owners may transfer into any other available investment option under their policy or contract. PLIC and PL&A have informed the Trust that transfers out of the Acquired Fund within 30 days prior to the Closing Date and transfers out of the Surviving Fund within 30 days after the Closing Date will not count as a transfer for purposes of transfer limitations under the Variable Contract. A list of the current funds offered by the Trust is attached as Appendix C. Please see the Trust’s prospectus dated May 1, 2018, as supplemented, for information about other funds of the Trust available for investment. Please see your Variable Contract prospectus for more information on transfers, including any restrictions on transfers into the Acquired Fund before the Closing Date.

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Reasons for the Reorganization

The Adviser believes that, at this time, it is no longer necessary for the Trust to have two separate Funds and two managers in the bank loan asset class. The Adviser believes that the Funds have similar principal investment strategies and that the Surviving Fund, and not the Acquired Fund, should continue on as the Trust’s sole bank loan Fund because:

1.	The current total annual fund operating expenses of both the Surviving Fund’s Class I shares and Class P shares are lower than the total annual fund operating expenses of the Acquired Fund’s Class I shares and Class P shares, respectively.

2.	The Adviser has agreed to waive 0.05% of its advisory fee for the Surviving Fund through April 30, 2022 if the Plan of Reorganization is approved by Acquired Fund shareholders, thereby reducing fund fees for both Acquired Fund and Surviving Fund shareholders effective upon the Closing Date. (Currently, the Surviving Fund and the Acquired Fund have the same net advisory fee after waivers).

3.	There has been comparable performance achieved for the Acquired Fund by Eaton Vance Investment Managers, the manager for the Acquired Fund, and for the Surviving Fund by Pacific Asset Management, the manager for the Surviving Fund (Eaton Vance Investment Managers and Pacific Asset Management together, the “Fund Managers” and each a “Fund Manager”). See Section VI - Comparison of Fund Performance.

4.	The Adviser believes there are communication, operational and cost benefits to having an affiliated manager manage a fund that will benefit both the fund and its shareholders.

Approval of the Reorganization – Board Considerations

The Adviser advised the Board that it recommends the reorganization (merger) of the Acquired Fund with and into the Surviving Fund, subject to shareholder approval of the Plan of Reorganization. The Plan of Reorganization was presented to the Board and approved at a meeting on September 26, 2018. At that meeting, the Trustees, including a majority of the Independent Trustees, reviewed the recommendation by the Adviser for the Reorganization, including the information stated below and in Section VII - Additional Information about the Reorganization - Reasons for the Reorganization and Board Considerations, the principal terms and conditions of the Plan of Reorganization, and certain other materials provided by the Adviser regarding the Reorganization. The Independent Trustees had the assistance of their independent counsel during their review.

In approving the proposed Reorganization, the Board considered the following material factors and other factors, including but not limited to the following:

(a)	the investment goals of the Funds are identical;

(b)	the similarities and differences in the principal investment strategies and characteristics of the Acquired Fund and the Surviving Fund;

(c)	performance of the Funds is similar and comparable;

(d)	the lower total expense ratio of the Surviving Fund compared to the Acquired Fund;

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(e)	after the Reorganization, the Adviser has agreed to waive 0.05% of its current advisory fee through April 30, 2022 with respect to the Surviving Fund;

(f)	after the Reorganization, the Surviving Fund’s assets will increase and are expected to provide for better economies of scale, including reaching an advisory fee breakpoint at $1 billion in assets, thereby lowering the advisory fee from the current advisory fee for shareholders (0.65% to 0.62%) on the Surviving Fund’s assets that exceed $1 billion, assuming assets for the Surviving Fund stay at the same level following the Reorganization;

(g)	the recommendation of the Adviser;

(h)	the fact that Contract Owners and Class P shareholders with an interest in the Acquired Fund will be given the opportunity to redeem their Class I and Class P shares, respectively, in the Acquired Fund at no cost prior to the Reorganization and invest the proceeds of such redemption in another investment option available under their Variable Contract; and

(i)	that in the event Class I and/or Class P shares remain in the Acquired Fund at the date of the Reorganization, the Adviser recommends that it would be appropriate for the Surviving Fund to acquire the remaining assets and liabilities of the Acquired Fund for the reasons previously described above.

The Board also considered the continuity of management and compliance oversight, including that PLFA is investment adviser to both Funds; the terms and conditions of the proposed Plan of Reorganization, including that the Reorganization is structured so as not to result in any dilution of the interests of any shareholders and will not result in the recognition of any gain or loss for federal income tax purposes for Contract Owners that invest in either the Acquired Fund or the Surviving Fund; any direct or indirect costs to be incurred by the Acquired Fund and its shareholders as a result of the proposed Reorganization, including that PLFA will bear half of the costs and expenses of the Reorganization and that the Acquired Fund and the Surviving Fund will each bear one quarter of the costs and expenses of the Reorganization; and the benefits that may be realized by PLFA or Pacific Asset Management as a result of the Reorganization, as well as any potential conflicts of interest relating to PLFA’s recommendation in favor of the Reorganization, including that PLFA does business as Pacific Asset Management and will recognize an advisory fee retention increase.

The Board, including a majority of the Independent Trustees, determined that the proposed Reorganization would be in the best interests of each of the Acquired Fund and the Surviving Fund and their shareholders and that the interests of each of the Acquired Fund’s and Surviving Fund’s existing shareholders would not be diluted as a result of the proposed Reorganization. Thus, the Board approved the Plan of Reorganization for the Acquired Fund, subject to shareholder approval, which is described in further detail below.

You should read this entire Proxy Statement/Prospectus carefully, including the Appendices, and review the Plan, which is attached as Appendix A. Also, you should consult the Trust’s prospectus, dated May 1, 2018, as supplemented, for more information about the Surviving Fund.

Should shareholders of the Acquired Fund not approve the Plan of Reorganization, the Reorganization will not be implemented and the Acquired Fund will continue to exist as a separate series of the Trust. PLFA and the Board will then consider other options for the Acquired Fund, including liquidation of the Acquired Fund.

Comparison of Investment Goals and Principal Investment Strategies

The Acquired Fund and the Surviving Fund have identical investment goals and similar principal investment strategies, although there are some differences:

●	The Funds have identical investment goals. The Acquired Fund and Surviving Fund each seek a high level of current income.

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●	The Funds have similar principal investment strategies and characteristics. See Section V - Comparison of Investment Goals, Principal Investment Strategies, Principal Risks, Management of the Funds and Fund Characteristics for information on strategies, characteristics and holdings. The Surviving Fund under normal circumstances invests at least 80% of its assets in floating rate loans and floating rate debt securities while the Acquired Fund under normal circumstances invests at least 80% of its assets in floating rate loans. Both Funds expect to invest substantially all of their assets in floating rate loans and other debt instruments that are rated non-investment grade (or “high yield/high risk, sometimes called “junk bonds”) or, if unrated, are of comparable quality as determined by their respective sub-adviser or manager.

●	The Funds have some differences in principal investment strategies. The Surviving Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets, whereas the Acquired Fund may invest up to 25% of its assets in foreign senior loans and foreign securities without the U.S. dollar-denominated and developed markets restrictions. See Section V - Comparison of Investment Goals, Principal Investment Strategies, Principal Risks, Management of the Funds and Fund Characteristics for more information.

Comparison of Distribution and Purchase Procedures, Exchange Rights and Redemption Procedures

●	Distribution and purchase procedures, exchange rights and redemption procedures are the same for both Funds.

Other Significant Board Considerations

●	The Surviving Fund currently has a lower gross advisory fee and a lower total annual fund operating expense ratio than the Acquired Fund. If the Reorganization is approved, the Adviser has agreed to waive 0.05% of the Surviving Fund’s advisory fee through April 30, 2022 effective upon the Closing Date, resulting in a net advisory fee of 0.60%, which is lower than the current net advisory fee of 0.65% for both the Acquired Fund and the Surviving Fund. After April 30, 2022, the waiver will be reviewed annually. There is no guarantee that the Adviser will continue this waiver after the contractual term; if the Adviser does not continue the waiver, the advisory fee could increase for the Surviving Fund. The combined assets of the Surviving Fund and the Acquired Fund are expected to reach an advisory fee breakpoint at current asset levels that would further reduce the Acquired Fund’s advisory fee on assets that exceed $1 billion, as described further below in this section. See Section IV- Comparison of Fees and Expenses of the Funds for additional information.

●	The Surviving Fund and the Acquired Fund have comparable performance. Class I of the Surviving Fund has performance comparable to that of Class I of the Acquired Fund, with better performance than the Acquired Fund for calendar year 2015, although the Acquired Fund has better performance for calendar years 2014 and 2016, and slightly better performance for calendar year 2017. For the 1- and 3- year average annual total returns as of December 31, 2017, the Acquired Fund has better performance than the Surviving Fund for the 1- year period, while the Surviving Fund has better performance than the Acquired Fund for the 3- year period. For the 1-, 3- and 5-year performance periods as of June 30, 2018, the Surviving Fund slightly outperformed the Acquired Fund over the 3- and 5-year periods, while the Acquired Fund has slightly better returns over the 1-year period. Both Funds ranked in the top quintile of their peer group, as determined by Morningstar, for performance over the 3-year period and ranked in the second quintile over the 1- and 5-year periods. The Surviving Fund also had less volatile monthly returns than the Acquired Fund for the 1-, 3- and 5- year periods as of June 30, 2018. See Section VI - Comparison of Fund Performance, for additional information on performance.

●	Each Fund has the same investment adviser, PLFA, although each Fund has a different Fund Manager responsible for day-to-day portfolio management of the Fund. Pacific Asset Management is responsible for the day-to-day management of the Surviving Fund and will be responsible for the day-to-day management of the combined Fund after the Reorganization; the Acquired Fund is managed by Eaton Vance Investment Managers. See Section VIII - Additional Information About the Funds for information on the Adviser and Pacific Asset Management.

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●	The Surviving Fund and the Acquired Fund have approximately equivalent net assets. The Surviving Fund had net assets of approximately $502 million as of June 30, 2018 and the Acquired Fund had net assets of approximately $557 million as of the same date. If the Funds were to merge at these asset levels, an advisory fee breakpoint would be reached under the Surviving Fund’s advisory agreement that would lower the advisory fee to 0.62% on assets over $1 billion, with assets up to $1 billion subject to an advisory fee of 0.65%. The advisory fee waiver would then be applied to the Surviving Fund’s advisory fee after taking the breakpoints on the aggregate net assets into consideration, which would result in a net advisory fee of 0.60% on assets up to $1 billion and 0.57% on assets over $1 billion, and an effective advisory fee slightly below 0.60%. Other advisory fee breakpoints could be reached under other specified asset levels. For the Surviving Fund’s Advisory Fee Schedule (including assets levels needed to reach advisory fee breakpoints), see Section VIII – Additional Information About the Funds.

●	The Reorganization will be a non-taxable event for shareholders. See Section VII - Additional Information About the Reorganization – Tax Considerations for additional information.

After careful consideration, the Board unanimously approved the PLAN OF Reorganization AND recommends that you vote “FOR” the PROPOSAL.

III.         COMPARISON OF PRINCIPAL RISKS OF THE FUNDS

Comparison of Principal Investment Strategies and Principal Risks of Investing in the Funds

Similarities in principal investment strategies and principal risks. Both Funds are actively managed and invest principally in floating rate loans. Both Funds invest substantially all of their assets in senior loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the Fund Manager. As you can see from the Comparison of Fund Characteristics table in Section V – Comparison of Investment Goals, Principal Investment Strategies, Principal Risks, Management of the Funds and Fund Characteristics, this principal investment strategy results in similar fund composition for the Funds. Also as a result, many of the principal risks of investing in the Surviving Fund are the same as the principal risks of investing in the Acquired Fund (see the descriptions of principal risks below), specifically active management risk, credit risk, debt securities risk, floating rate loan risk, high yield/high risk or “junk” securities risk, interest rate risk, issuer risk, liquidity risk, market and regulatory risk and price volatility risk. Both Funds may also invest up to 25% of their assets in foreign senior loans and investments. As a result, both Funds are subject to foreign markets risk. While not a result of an investment strategy, the Funds are both underlying fund investment options for certain funds of funds of the Trust and are therefore both subject to underlying fund risk as well.

Differences in principal investment strategies and principal risks. While both Funds may invest up to 25% of their assets in foreign senior loans and investments, the Surviving Fund may only invest in such investments if they are U.S. dollar-denominated and principally in developed markets. Accordingly, the Surviving Fund is not subject to currency risk as a principal risk whereas the Acquired Fund is subject to currency risk as a principal risk. Pacific Asset Management may also consider sector allocations as part of its buy-sell strategy for the Surviving Fund. Sector allocations are determined based on Pacific Asset Management’s assessment of investment opportunities and/or market conditions. As a result, the Surviving Fund is subject to sector risk; the Acquired Fund is not subject to this risk as a principal risk.

As with any mutual fund, the value of either Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that either Fund will achieve its investment goal. Italicized terms refer to other principal risks described below. Both the Acquired Fund and the Surviving Fund may be affected by the following principal risks:

●	Active Management Risk: The Fund Manager’s judgments about the potential value, potential income, credit risk, or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

●	Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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●	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

●	Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. It may take longer than seven days for transactions in loans to settle, which may result in cash proceeds not being immediately available to the Fund. The Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.

●	Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

●	High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

●	Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

●	Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

●	Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

●	Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

●	Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

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●	Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

The Acquired Fund may also be affected by the following principal risk (which is not a principal risk of the Surviving Fund):

●	Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

The Surviving Fund may also be affected by the following principal risk (which is not a principal risk of the Acquired Fund):

●	Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

IV.         COMPARISON OF FEES AND EXPENSES OF THE FUNDS

The following discussion compares the fees and expenses that shareholders pay in connection with investing in the Funds and the advisory fees that each Fund pays to PLFA for the services it provides as investment adviser.

Advisory Fees

Each Fund pays PLFA an advisory fee, payable monthly, based on the average daily net assets of the Fund. The following table shows the annual effective advisory fee rate (the advisory fee rate calculated using applicable breakpoints) paid by each Fund for the most recent year ended December 31, 2017 as a percentage of that Fund’s average daily net assets:

Fund	Effective Advisory Fee Rate (as a % of average daily net assets)
Floating Rate Loan Portfolio (Acquired Fund)	0.65%[1]
Floating Rate Income Portfolio (Surviving Fund)	0.65%

[1]	The Acquired Fund’s effective advisory fee rate reflects a 0.10% advisory fee waiver agreed to by PLFA.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreements for the Funds is available in the Trust’s annual report for the fiscal year ended December 31, 2017.

Fees and Expenses of the Funds

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables are based upon the annualized operating expenses incurred by the Funds through June 30, 2018. The tables below do not reflect expenses and charges that are, or may be, imposed under your Variable Contract. Fees and expense in the tables would be higher if they did.

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Current Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Floating Rate Loan Portfolio (Acquired Fund)

	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	0.00%
Other Expenses[1]	0.09%	0.09%
Total Annual Fund Operating Expenses	1.04%	0.84%
Less Fee Waiver[2]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver	0.94%	0.74%

[1]	“Other Expenses” would have been 0.10% had the extraordinary reorganization expenses been included.

[2]	PLFA has agreed to waive 0.10% of its management fee through April 30, 2019. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.

Floating Rate Income Portfolio (Surviving Fund)

	Class I	Class P
Management Fee	0.65%	0.65%
Service Fee	0.20%	0.00%
Other Expenses[1]	0.07%	0.07%
Total Annual Fund Operating Expenses	0.92%	0.72%

[1]	“Other Expenses” would have been 0.08% had the extraordinary reorganization expenses been included.

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the combined Fund on a pro forma basis after giving effect to the Reorganization).

	Class I	Class P
Management Fee	0.65%	0.65%
Service Fee	0.20%	0.00%
Other Expenses[1]	0.07%	0.07%
Total Annual Fund Operating Expenses	0.92%	0.72%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver[2]	0.87%	0.67%

[1]	“Other Expenses” would have been 0.08% had the extraordinary reorganization expenses been included.

[2]	PLFA has agreed to waive 0.05% of its management fee through April 30, 2022 if the Plan of Reorganization is approved by shareholders. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.

Examples

The following examples are intended to help you compare the cost of investing in the Acquired Fund and the Surviving Fund. Each example assumes that you invest $10,000 in each Fund and in the combined Fund on a pro forma basis after giving effect to the Reorganization, for the time periods indicated, that your investment has an average return of 5%, that all dividends and distributions are reinvested, and that each Fund’s operating expenses remain the same as stated in the previous table throughout the 10-year period, except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

The examples do not reflect fees and expenses of any Variable Contract, and would be higher if they did. Keep in mind, this is only an estimate; actual expenses and performance may vary.

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Fund	1 Year	3 Years	5 Years	10 Years
Floating Rate Loan Portfolio (Acquired Fund)
Class I	$96	$321	$564	$1,262
Class P	$76	$258	$456	$1,028
Floating Rate Income Portfolio (Surviving Fund)
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894
Floating Rate Income Portfolio (Surviving Fund - pro forma)
Class I	$89	$278	$494	$1,117
Class P	$68	$214	$385	$880

Additional Information

The Adviser estimates that prior to the Reorganization, approximately 10% of the Acquired Fund’s holdings will have been sold to facilitate the Reorganization. The Adviser also expects that during the year following the Reorganization, certain additional holdings will be sold in the ordinary course which would increase the Surviving Fund’s portfolio turnover. There are no explicit commission costs for loan transactions; any impact to the Surviving Fund from the sales of holdings will depend upon the execution price of each holding that is sold.

V.      COMPARISON OF INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES,
PRINCIPAL RISKS, MANAGEMENT OF THE FUNDS AND FUND CHARACTERISTICS

For a summary comparison of the principal investment strategies of the Funds, please see the Comparison of Principal Investment Strategies and Principal Risks of Investing in the Funds sub-section under Section III – Comparison of Principal Risks of the Funds.

The following summarizes the investment goal, principal investment strategies, principal risks, and management differences between the Acquired Fund and the Surviving Fund:

	Floating Rate Loan Portfolio (Acquired Fund)	Floating Rate Income Portfolio (Surviving Fund)
Investment Goal	This Fund seeks a high level of current income.	This Fund seeks a high level of current income.
Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the Fund invests include senior loans of domestic and foreign borrowers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The Fund may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the Fund may invest up to 20% of its assets in senior loans that are not secured by any collateral.

This Fund invests principally in income producing floating rate loans and floating rate debt securities. Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.

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Floating Rate Loan Portfolio (Acquired Fund)	Floating Rate Income Portfolio (Surviving Fund)

[Intentionally left blank]

The Fund is expected to invest substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.

The Fund may invest up to 20% (in the aggregate) of its assets (including assets maintained by the Fund as a reserve against any additional loan commitments) in (i) investment grade debt securities and/or investment grade short-term debt securities with remaining maturities of one year or less, including money market securities; (ii) warrants and equity securities in connection with the Fund’s investments in senior loans or other debt instruments; (iii) senior loans, of which the interest rates are fixed and do not float or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates and subordinated bridge loans; (iv) secured and unsecured subordinated loans; (v) second lien and third lien loans; (vi) senior secured bonds, senior unsecured bonds and unsecured or subordinated bonds, all of varying qualities and maturities, and all which may be fixed or floating rate; (vii) other floating rate debt instruments, such as notes and asset backed securities (including special purpose trusts investing in bank loans); and (viii) loans or other debt instruments that pay-in-kind or “PIK”, which are loans or other debt instruments that pay interest through the issuance of additional securities.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade or, if unrated, are of comparable quality as determined by the Manager. The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

[Intentionally left blank]

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Floating Rate Loan Portfolio (Acquired Fund)	Floating Rate Income Portfolio (Surviving Fund)

The sub-adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. The sub-adviser seeks to maintain broad borrower and industry diversification among the Fund’s senior loans.

Subject to other limitations described above, the Fund may invest up to 25% of its assets in foreign senior loans and foreign securities.

When selecting an investment, the sub-adviser seeks to implement a systematic risk-weighted approach that utilizes a fundamental analysis of risk/return characteristics. An investment may be sold if, in the opinion of the sub-adviser, the risk/return profile deteriorates or to pursue more attractive investment opportunities. The sub-adviser considers preservation of capital in its investment decisions when consistent with the Fund’s investment goal.

The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.

Individual investment selection is based on the Manager’s fundamental research process and an assessment of the investment’s relative value. The Manager performs a credit analysis on each potential investment. An investment is generally sold when the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred. Sector allocations are determined based on the Manager's assessment of investment opportunities and/or market conditions.

Principal Risks

●      Active Management Risk

●      Credit Risk

●      Currency Risk

●      Debt Securities Risk

●      Floating Rate Loan Risk

●      Foreign Markets Risk

●      High Yield/High Risk or “Junk” Securities Risk

●      Interest Rate Risk

●      Issuer Risk

●      Liquidity Risk

●      Market and Regulatory Risk

●      Price Volatility Risk

●      Underlying Fund Risk

●         Active Management Risk

●         Credit Risk

●         Debt Securities Risk

●         Floating Rate Loan Risk

●         Foreign Markets Risk

●         High Yield/High Risk or “Junk” Securities Risk

●         Interest Rate Risk

●         Issuer Risk

●         Liquidity Risk

●         Market and Regulatory Risk

●         Price Volatility Risk

●         Sector Risk

●         Underlying Fund Risk

Investment Adviser	Pacific Life Fund Advisors LLC	Pacific Life Fund Advisors LLC
Fund Manager	Eaton Vance Investment Managers	Pacific Asset Management
Persons Responsible For Management	● Scott H. Page, CFA, Vice President since 2010 ● Andrew N. Sveen, CFA, Vice President since 2010 ● Craig P. Russ, Vice President since 2010	● J.P. Leasure, Senior Managing Director and Portfolio Manager since inception (2013) ● Michael Marzouk, CFA, Managing Director and Portfolio Manager since inception (2013)

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Comparison of Fund Characteristics

The following table compares certain characteristics of the Funds as of June 30, 2018:

	Floating Rate Loan Portfolio (Acquired Fund)	Floating Rate Income Portfolio (Surviving Fund)
Net Assets	$557,286,444	$501,502,633
Number of Holdings	795	183
Fund Turnover Rate	15%	63%
Current Yield	5.4%	5.6%
Average Maturity	5.1 years	5.5 years
Average Credit Quality	B+	B
Credit Quality Composition	BBB 4%	BBB 3%
(as % of net assets)	BB 36%	BB 22%
	B 52%	B 56%
	CCC and below 3%	CCC and below 11%
Unrated Securities 5%
Top 5 Sectors	Consumer, Non-Cyclical 23.6%	Industrial 25.9%
(as % of net assets)	Financial 14.9%	Consumer, Cyclical 24.2%
	Communications 14.1%	Consumer, Non-Cyclical 15.1%
	Industrial 13.7%	Communications 11.0%
	Consumer, Cyclical 12.0%	Financial 11.0%
Fund Composition	Corporate Bonds & Notes 4.7%	Corporate Bonds & Notes 3.6%
(as a % of net assets)	Senior Loan Notes 92.1%	Senior Loan Notes 98.3%
	Short-Term Investment 3.8%	Short-Term Investment 3.5%
	Common Stocks 1.1% Other Assets & Liabilities, Net (1.7%)	Other Assets & Liabilities, Net (5.4%)
Top 10 Holdings	Valeant Pharmaceuticals International Inc 1.0%	VF Holding Corp 2.1%
(as a % of net assets)	Kronos Inc 1.0%	NFP Corp 1.9%
	ESH Hospitality Inc 1.0%	Reynolds Group Holdings Inc 1.9%
	DTZ US Borrower LLC 1.0%	Alliant Holdings I Inc 1.8%
	Zekelman Industries Inc 0.9%	TransDigm Inc 1.7%
	Ziggo Secured Finance Partnership 0.9%	Valeant Pharmaceuticals International Inc 1.6%
	Citgo Petroleum Corp 0.9%	Sprint Communications Inc 1.6%
	Uber Technologies 0.8%	Vertafore Inc 1.4%
	Univision Communication Inc 0.8%	Proampac PG Borrower LLC 1.4%
	Virgin Media Bristol LLC 0.8%	Uber Technologies 1.4%

VI.         COMPARISON OF FUND PERFORMANCE

The bar charts and Average Annual Total Returns table below provide some indication of the risk of investing in the Funds by showing changes in the performance of the Funds from year to year and showing how the Funds’ returns compare to the returns of their benchmark index. The bar charts show the performance of the Funds’ Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how a Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Year-By-Year Total Returns

Floating Rate Loan Portfolio (Acquired Fund) - Class I

The bar chart shows the performance of the Floating Rate Loan Portfolio (Acquired Fund) – Class I for each of the last ten calendar years.

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Calendar Year Total Returns (%)1

[1]	Class I Returns for the period 1/1/18 through 6/30/18: 1.97%

Best and worst quarterly performance during the period shown in the chart above: Q2 2009: 7.86%; Q4 2008: (22.25%)

Floating Rate Income Portfolio (Surviving Fund) - Class I

The bar chart shows the performance of the Floating Rate Income Portfolio (Surviving Fund) – Class I, which commenced operations in April 2013, for each of the last four calendar years.

Calendar Year Total Returns (%)1

[1]	Class I Returns for the period 1/1/18 through 6/30/18: 1.77%

Best and worst quarterly performance during this period: Q4 2016: 2.57%; Q4 2014: (1.00%)

Average Annual Total Returns (as of December 31, 2017)

The table below compares each Fund’s performance to its respective benchmark index.

	1 Year	3 Years	5 Years	10 Years	Since Inception(1)
Floating Rate Loan Portfolio (Acquired Fund) - Class I (incepted May 1, 2007)	3.93%	4.10%	3.52%	2.19%	N/A
Floating Rate Loan Portfolio (Acquired Fund) - Class P (incepted May 2, 2011)	4.13%	4.30%	3.73%	N/A	4.07%
S&P/LSTA Leveraged Loan Index(2) (based on Class I inception date of Acquired Fund)	4.12%	4.44%	4.03%	4.85%	N/A
Floating Rate Income Portfolio (Surviving Fund) - Class I (incepted April 30, 2013)	3.76%	4.29%	N/A	N/A	3.32%
Floating Rate Income Portfolio Surviving Fund) - Class P (incepted April 30, 2013)	3.97%	4.50%	N/A	N/A	3.52%
Credit Suisse Leveraged Loan Index (based on Class I and Class P inception date of Surviving Fund)(3)	4.25%	4.50%	N/A	N/A	3.96%

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(1)	Information for Class I of the Acquired Fund is not presented because it has more than 10 years of operations and is not required.

(2)	The S&P/LSTA Leveraged Loan Index is the benchmark index for the Floating Rate Loan Portfolio (the Acquired Fund). The S&P/LSTA Leveraged Loan Index is a daily total return index that uses Loan Syndications & Trading Association/Loan Pricing Corporation (“LSTA/LPC”) mark-to-market pricing to calculate market value change. On a real-time basis, the leveraged loan index (“LLI”) tracks the current outstanding balance and spread over London Interbank Offered Rate (“LIBOR”) for fully funded term loans. The facilities included in the LLI represent a broad cross section of leveraged loans syndicated in the U.S., including dollar-denominated loans to overseas issuers. Returns include reinvested distributions, but do not reflect deductions for fees, expenses or taxes.

(3)	The Credit Suisse Leveraged Loan Index is the benchmark index for the Floating Rate Income Portfolio (the Surviving Fund). The Credit Suisse Leveraged Loan Index tracks the investable market of the U.S. dollar-denominated leveraged loan market. It consists of issues rated “5B” or lower, meaning that the highest rated issues included in this index are Moody’s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries. Returns include reinvested distributions, but do not reflect deductions for fees, expenses or taxes.

Year-To-Date returns for the period 1/1/18 through 6/30/18, were as follows:

Floating Rate Loan Portfolio – Class I	1.97%
Floating Rate Loan Portfolio – Class P	2.07%
S&P/LSTA Leveraged Loan Index	2.16%
Floating Rate Income Portfolio – Class I	1.77%
Floating Rate Income Portfolio – Class P	1.87%
Credit Suisse Leveraged Loan Index	2.38%

VII.        ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

Significant provisions of the Plan are summarized below. For more information about the Reorganization, please refer to the copy of the Plan attached as Appendix A.

The Plan provides for the transfer of all of the assets of the Acquired Fund (which are comprised of Class I shares and Class P shares) to the Surviving Fund in exchange for Class I shares and Class P shares of the Surviving Fund, respectively, and the assumption by the Surviving Fund of all liabilities of the Acquired Fund, followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Surviving Fund to which the shareholder is entitled in complete liquidation of the Acquired Fund.

If approved by shareholders, the Reorganization is expected to be effective after the close of business on the Closing Date. As a result of the Reorganization, each shareholder of the Acquired Fund would hold, immediately after the Reorganization, Class I and Class P shares of the Surviving Fund having an aggregate net asset value equal to the aggregate net asset value of the number of Class I and Class P shares of the Acquired Fund, respectively, held by that shareholder immediately prior to the Reorganization. Until the Closing Date, shareholders of the Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests for the redemption of shares of the Surviving Fund.

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The obligations of the Funds under the Plan are subject to various conditions, including approval by shareholders of the Acquired Fund. The Plan also requires that each of the Funds takes, or causes to be taken, all actions, and does or causes to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be terminated by resolution of the Board or on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Plan.

Reasons for the Reorganization and Board Considerations

The Plan was presented to the Board for consideration and approved at a meeting on September 26, 2018. At the Board meeting, as discussed further below, the Independent Trustees reviewed, with the assistance of independent counsel, the Adviser’s recommendation for the Reorganization, the principal terms and conditions of the Plan, and certain other materials provided by the Adviser regarding the Reorganization. For the reasons discussed below, after careful consideration and deliberation, the Board, including all of the Independent Trustees, unanimously determined that the proposed Reorganization (i) is in the best interests of both the Acquired Fund and the Surviving Fund and their shareholders and (ii) would not dilute the interests of shareholders of the Acquired Fund or Surviving Fund.

In approving the Plan and recommending that Contract Owners approve the Plan, the Trustees took into account a number of factors. The Board considered the following material factors and other factors, including but not limited to the following:

Identical Investment Goals and Similar Investment Strategies and Other Characteristics. The Trustees considered the identical investment goals, and the similarities and differences in the investment strategies, types of investments, and other characteristics of the Acquired Fund and the Surviving Fund.

Lower Advisory Fee and Expenses. The Trustees considered that the Surviving Fund has a lower gross advisory fee (although the current net advisory fee for the Acquired Fund and Surviving Fund are the same) and lower total annual fund operating expense ratio compared to the Acquired Fund, and that the total expenses paid by shareholders of the Acquired Fund, as shareholders of the Surviving Fund, are expected to decrease as a result of the Reorganization. The Trustees noted that the Adviser has agreed to waive 0.05% of its advisory fee for the Surviving Fund through April 30, 2022 if the Plan of Reorganization is approved by shareholders, after which the waiver would be reviewed annually. The combined assets of the Surviving Fund and the Acquired Fund are expected to reach an advisory fee breakpoint at current asset levels that would further reduce the Surviving Fund’s advisory fee to 0.62% on assets over $1 billion, with assets up to $1 billion subject to an advisory fee of 0.65%. The advisory fee waiver would then be applied to the Surviving Fund’s advisory fee after taking the breakpoints on the aggregate net assets into consideration, which would result in a net advisory fee of 0.60% on assets up to $1 billion and 0.57% on assets over $1 billion, and an effective advisory fee slightly below 0.60%. Other advisory fee breakpoints could be reached under other specified asset levels. For the Surviving Fund’s Advisory Fee Schedule (including assets levels needed to reach advisory fee breakpoints), see Section VIII – Additional Information About the Funds. The Trustees also noted that expenses paid by shareholders of the Surviving Fund are expected to decrease as a result of the Reorganization.

Comparable Performance. The Trustees considered that the Surviving Fund and the Acquired Fund have had comparable performance. The Trustees reviewed and compared the performance of the Funds for 1-, 3- and 5-year periods ended 12/31/17 as well as updated performance and historical standard deviation data for 1-, 3- and 5-year periods ended 6/30/18. The Trustees also considered that the Surviving Fund incepted on April 30, 2013 with Pacific Asset Management managing the Surviving Fund since inception and that the Acquired Fund incepted on May 1, 2007 with Eaton Vance Investment Managers managing the Acquired Fund since May 1, 2010 with some investment policies changing at that time.

Continuity of Management and Compliance Oversight. The Trustees considered the continuity of management and compliance oversight, noting that PLFA is investment adviser to both Funds, but that there will be a change to the day-to-day portfolio management as Eaton Vance Investment Managers is the manager for the Acquired Fund and Pacific Asset Management is the manager for the Surviving Fund. Additional information about the Adviser and Pacific Asset Management is provided in Section VIII – Additional Information About the Funds.

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The Terms and Conditions of the Reorganization. The Trustees considered the terms and conditions of the Reorganization and that the Reorganization is structured so as not to result in any dilution of the interests of any shareholders; and that PLFA will bear half of the costs and expenses of the Reorganization and that the Acquired Fund and the Surviving Fund would each bear one quarter of the costs and expenses of the Reorganization.

Tax Consequences. The Trustees considered that Contract Owners that invest in either the Acquired Fund or the Surviving Fund will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

Conflicts of Interest. In addition, the Trustees considered the benefits that may be realized by the Adviser and Pacific Asset Management as a result of the Reorganization and potential conflicts of interest relating to the Adviser’s recommendation in favor of the Reorganization, including that the Adviser does business as Pacific Asset Management and that the Adviser will realize an increase in advisory fee retention as a result of the Reorganization.

Tax Considerations

The Reorganization will not cause the Contract Owners who invest in the Acquired Fund or the Surviving Fund, and remain so invested through the Closing Date, to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Plan or Reorganization. As a condition to the closing of the Reorganization, each Fund will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will not cause the Contract Owners who invest in the Acquired Fund or the Surviving Fund and remain so invested through the Closing Date to recognize any gain or loss for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by PLIC and PL&A.

Exchanges

After the Reorganization, shareholders of the Surviving Fund will continue to be able to exchange shares of the Surviving Fund into shares of other funds offered by the Trust, subject to investment options available to them under their applicable Variable Contracts. PLIC and PL&A have informed the Trust that transfers out of the Surviving Fund within 30 days after the Closing Date will not count as a transfer for purposes of transfer limitations under the Variable Contract. A list of the current funds offered by the Trust is attached as Appendix C.

Expenses of the Reorganization

PLFA will bear one half of the expenses of the Reorganization. The Acquired Fund and Surviving Fund will each bear one quarter of the expenses of the Reorganization. The costs of the Reorganization shall include: preparation of the Proxy Statement/Prospectus, printing and distributing the Proxy Statement/Prospectus, the Surviving Fund’s prospectus and the Acquired Fund’s proxy materials, the costs of solicitation of voting instructions (including assembly and mailing of materials to owners of Variable Contracts) and any necessary filings with the SEC, legal fees, accounting fees, securities registration fees, and expenses of holding the Meeting. These expenses are considered extraordinary expenses and fall outside of the Funds’ expense limitation agreement. The total expenses for the Reorganization are estimated to be $300,000. Brokerage fees and other transaction costs associated with any purchase and sale of holdings by and for the Acquired Fund, in connection with the Reorganization, are excluded from the estimate as they are considered part of the cost of such holdings. These costs will be paid by shareholders of the Acquired Fund.

Unresolved Legal Claims

The Acquired Fund is a plaintiff in certain outstanding litigation matters. The Acquired Fund has also filed claims to participate in certain class recoveries for which it may be eligible but which have not been disbursed. The potential for success on any outstanding claims cannot be reasonably predicted or quantified. If any rewards were to result from a claim for the benefit of the Acquired Fund, such benefits would likely be received after the Closing Date and therefore would inure to the benefit of the Surviving Fund.

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Future Allocation of Premiums

Shares of the Acquired Fund have been purchased at the direction of Contract Owners by PLIC and/or PL&A through their respective separate accounts (“Separate Accounts”) to fund benefits payable under Variable Contracts. If the Plan of Reorganization is approved, PLIC and PL&A have advised the Trust that upon effectiveness of the Reorganization, all premiums or transfers to the Acquired Fund will be allocated to the Surviving Fund.

Transfers in and out of the Acquired Fund and Surviving Fund

At any time prior to the Closing Date, Contract Owners may transfer out of the Acquired Fund consistent with the transfer provisions of the applicable Variable Contract prospectus. Contract Owners may transfer into any other available investment option under their policy or contract. PLIC and PL&A have informed the Trust that transfers out of the Acquired Fund within 30 days prior to the Closing Date and transfers out of the Surviving Fund within 30 days after the Closing Date will not count as a transfer for purposes of transfer limitations under the Variable Contract. A list of the current funds offered by the Trust is attached as Appendix C. Please see the Trust’s Prospectus for information about other funds of the Trust available for investment. Please see your Variable Contract prospectus for more information on transfers, including any restrictions on transfers into the Acquired Fund before the Closing Date.

VIII.         ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

The Acquired Fund and the Surviving Fund are separate series of the Trust, which is a Delaware statutory trust. The Trust also offers other funds, as listed in Appendix C, which are not involved in the Reorganization. The Trust’s affairs are managed by the Board, which is comprised of six (6) Trustees. As each Fund is a series (fund) of the Trust, there are no key differences in the rights of shareholders of the Funds.

Adviser (Pacific Life Fund Advisors LLC)

PLFA, 700 Newport Center Drive, Newport Beach, California 92660, is the investment adviser to the Trust. PLFA is a subsidiary of Pacific Life.

In its role as principal investment adviser, PLFA, subject to the review of the Board, supervises the management of the Funds. Under an exemptive order from the SEC, PLFA and the Trust can hire, terminate and replace the sub-advisers (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval. Within 90 days of the hiring of any new manager, shareholders of the affected Fund will be sent information about the change.

Pacific Asset Management

PLFA also does business under the name “Pacific Asset Management” and provides day-to-day portfolio management services to the Surviving Fund and other funds of the Trust under the Pacific Asset Management name. Pacific Asset Management’s address is 840 Newport Center Drive, 7th Floor, Newport Beach, California 92660.

Investment Personnel

The following individuals are jointly and primarily responsible for the day-to-day management of the Floating Rate Income Portfolio (Surviving Fund):

Portfolio Manager and Primary Title with Sub-adviser	Experience with Fund
J.P. Leasure, Senior Managing Director and Portfolio Manager	Since Inception (2013)
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception (2013)

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J.P. Leasure	Senior managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Leasure has responsibility for overseeing REITs for Pacific Asset Management. He began his investment career in 1995 and has a BA from the University of California, Los Angeles and an MBA from Columbia University.
Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the wireline sector. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

With respect to the individuals listed above, the Trust’s statement of additional information dated May 1, 2018, as supplemented, provides additional information about compensation, other accounts managed and ownership of securities in the Fund.

Additional Information About Fees and Expenses

Advisory Fee Schedule. The actual advisory fee schedule, including breakpoints, for each Fund is as follows:

Fund	Annual Investment Advisory Fee (as a percentage of average daily net assets)
Floating Rate Loan Portfolio[1] (Acquired Fund)	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess
Floating Rate Income Portfolio[2] (Surviving Fund)	0.65% on first $1 billion 0.62% on next $1 billion 0.59% on next $2 billion 0.57% on excess

[1]	PLFA has agreed to waive 0.10% of its investment advisory fee through April 30, 2019. There is no guarantee that PLFA will continue such waiver after that date.

[2]	PLFA has agreed to waive 0.05% of its investment advisory fee through April 30, 2022 if the Plan of Reorganization is approved by shareholders. There is no guarantee that PLFA will continue such waiver after that date.

Expense Limitation Agreement

To help limit expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate of 0.10% of the Fund’s average daily net assets through April 30, 2019. To the extent these operating expenses exceed 0.10% for either Fund, thus triggering the reimbursement provisions in the expense limitation agreement for that Fund as described above, the effect of the expense reimbursement would be shown in the Annual Fund Operating Expenses table for that Fund. As these operating expenses of the Acquired Fund and Surviving Fund do not currently exceed 0.10%, neither Fund’s fee table shows the effect of an expense reimbursement in its Annual Fund Operating Expenses tables. (See Section IV - Comparison of Fees and Expenses of the Funds.) These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax and certain legal services; preparation, printing, filing, and distribution to existing shareholders of prospectuses, shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing and administering the Fund’s compliance program. These operating expenses do not include: management fees; distribution and/or service fees, if any; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the Fund’s Independent Trustees. There is no guarantee that PLFA will continue to cap expenses for the Funds upon the expiration of the expense limitation agreement. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap.

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Distributor

Pacific Select Distributors, LLC (“PSD”), whose address is 700 Newport Center Drive, P.O. Box 9000, Newport Beach, CA 92660, is the principal distributor for the Trust.

Tax Matters

You’ll find more information about taxation in the Trust’s statement of additional information dated May 1, 2018, as supplemented. For information about the federal income tax consequences to purchasers of Variable Contracts, see the applicable variable contract or offering memorandum.

Annual and Semi-Annual Reports

The Trust’s annual report for the fiscal year ended December 31, 2017 and the semi-annual report for the period ended June 30, 2018 were previously sent to shareholders and are available online at www.PacificLife.com/PacificSelectFund.htm. Both reports are available upon request without charge by contacting the Trust by:

Regular mail:	Pacific Select Fund, P.O. Box 7500, Newport Beach, CA 92660

Express mail:	Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660

Telephone:	PLIC’s Annuity Contract Owners: 1-800-722-4448 PLIC’s Annuity Financial Advisors: 1-800-722-2333
PLIC’s Insurance Policy Owners: 1-800-347-7787
PL&A’s Annuity Contract Owners: 1-800-748-6907
PL&A’s Life Insurance Policy Owners: 1-888-595-6997

Capitalization

The following table shows, on an unaudited basis, the capitalization of each of the Funds as of June 30, 2018:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Floating Rate Loan Portfolio (Acquired Fund)	$557,286,444	$8.50	65,588,168
Floating Rate Income Portfolio (Surviving Fund)	$501,502,633	$11.96	41,941,708
Pro Forma Adjustment (1)	($150,000)	-	(18,916,401)
Floating Rate Income Portfolio – After Reorganization	$1,058,639,077	$11.95	88,613,475

(1)	The estimated reorganization expenses to be borne equally by each Fund.

IX.         ADDITIONAL INFORMATION ABOUT VOTING

Solicitation of proxies

The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, Internet or in person. AST Fund Solutions, LLC (“AST”) has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to Contract Owners). As described in Section VII – Additional Information About the Reorganization under the Expenses of the Reorganization sub-section, PLFA will bear half of the expenses incurred in connection with the preparation of this Proxy Statement/Prospectus and the solicitation of instructions and the Acquired Fund and the Surviving Fund will each bear one quarter of the remaining expenses. AST will be paid approximately $36,238 for its assistance with voting instruction solicitation activities.

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Voting rights

Holders of shares of the Acquired Fund at the close of business on November 16, 2018 (the “Record Date”) are entitled to one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held.

Class I. PLIC and PL&A are the sole shareholders of Class I of the Acquired Fund entitled to vote. PLIC and PL&A hold Class I shares of the Acquired Fund in their respective “Separate Accounts,” which are investment accounts established specifically to support obligations of the Variable Contracts. The assets and liabilities of the Separate Accounts are segregated from PLIC’s and PL&A’s general account assets and liabilities. PLIC’s and PL&A’s voting rights are being passed on to you as a Contract Owner, allowing you to provide voting instructions that will be followed when votes are cast by PLIC and PL&A at the Meeting. The number of shares for which such instruction may be given for purposes of voting at the Meeting, including any postponements or adjournments thereof, will be determined as of the Record Date.

Class P. Certain funds of funds of the Trust are the sole shareholders of Class P of the Acquired Fund entitled to vote. These shareholders will vote in the same proportion as the vote of all other shareholders of the Acquired Fund (namely, the Class I shareholders of the Acquired Fund). The number of shares for which such instruction may be given for purposes of voting at the Meeting, including any postponements or adjournments thereof, will be determined as of the Record Date.

Voting options

Contract Owners may vote by mail, telephone, Internet or in person at the Meeting. To attend the Meeting in person, you will be required to provide proof of ownership of an interest in the Acquired Fund and a valid form of identification, such as a driver’s license, passport or other government-issued identification. Voting instructions, whether submitted via mail, telephone or Internet, must be received by 8:00 a.m. Eastern Time (5:00 a.m. Pacific Time) on the Meeting Date or properly submitted in person at the Meeting. If you vote by mail, the voting instruction proxy card must be properly executed (signed by all Contract Owners of record) and received at the address shown on the enclosed postage paid envelope.

Contract Owners may revoke a previously submitted voting instruction proxy card (“proxy card”) at any time prior to its use by providing PLIC or PL&A, as applicable, with a written revocation or duly executed proxy card bearing a later date. In addition, any Contract Owner who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given.

How PLIC and PL&A will vote at the Meeting:

(i)	If you provide voting instructions timely (on a properly executed proxy card if you are voting by mail), PLIC and PL&A will vote your shares in accordance with your voting instructions.

(ii)	If you provide a properly executed proxy card timely, but it does not include voting instructions, PLIC and PL&A will vote your shares FOR the Proposal.

(iii)	If you provide voting instructions timely to ABSTAIN, the instruction will be counted as present for purposes of determining whether a quorum of shares is present at the Meeting and PLIC and PL&A will vote your shares AGAINST the Proposal.

(iv)	If you do not provide voting instructions timely (and have not provided a properly executed proxy card), PLIC and PL&A will vote your shares in the same proportion as all other shareholders in the same Separate Account voted.

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(v)	If no Contract Owners of a Separate Account provide timely voting instructions (or properly executed proxy card), PLIC and PL&A will vote all shares held by such Separate Account in the same proportion as votes cast by all of its respective other Separate Accounts in the aggregate.

As a result of the proportional voting described in paragraphs (iv) and (v) above, a small number of Contract Owners may determine the outcome of the vote.

Quorum

The Acquired Fund must have a quorum to conduct its business at the Meeting. Holders of 30% of the outstanding shares of the Acquired Fund present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present. Shares held by shareholders present in person or represented by proxy at the meeting (including PLIC and PL&A) will be counted both for the purpose of determining the presence of a quorum and for calculating the votes cast on any proposal before the meeting. Since PLIC and PL&A are the owners of record of a majority of the outstanding shares of the Class I shares of the Acquired Fund, and funds of funds of the Trust are the beneficial owners of the outstanding shares of the Class P shares of the Acquired Fund, it is anticipated that a quorum will be present at the meeting.

Required Vote

Approval of the Plan of Reorganization requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund. With respect to the Acquired Fund, a majority of the outstanding shares means the lesser of (a) 67% or more of the shares of the Acquired Fund present at the meeting if more than 50% of the outstanding shares of the Acquired Fund are represented in person or by proxy at the meeting; or (b) more than 50% of the shares of the Acquired Fund.

Ownership of Shares of the Funds

With respect to Class I shares of the Funds. Because Class I shares of the Funds are only available as underlying investment funds for the Variable Contracts, the applicable Separate Accounts of Pacific Life and PL&A that own Class I shares of the Funds could be deemed to control the voting securities of the Funds (i.e., by owning more than 25%). However, Pacific Life and PL&A would exercise voting rights attributable to any Class I shares of the Funds owned by it (directly or indirectly) in accordance with voting instructions received by owners of the Variable Contracts.

With respect to Class P shares of the Funds. Because Class P shares of the Funds are only available for investment by certain funds of funds of the Trust, namely the Portfolio Optimization Portfolios and Diversified Alternatives Portfolio (and PLFA and certain of its affiliates), a Portfolio Optimization Portfolio or the Diversified Alternatives Portfolio owning more than 25% of the Class P shares of a Fund could be deemed to control the voting securities of Class P shares of the Fund. However, the Portfolio Optimization Portfolios and Diversified Alternatives Portfolio would exercise voting rights attributable to any Class P shares of the Funds owned by them in the same proportion as the vote of all other shareholders of the respective Fund (namely, the Class I shareholders of the Fund).

At the close of business on the Record Date, there were 26,784,318.010 outstanding Class I shares and 36,255,539.333 outstanding Class P shares of the Acquired Fund. The Class I shares of the Acquired Fund are offered as an investment option for PLIC and PL&A Separate Accounts. As of the Record Date, PLIC and PL&A owned, for their respective Separate Accounts, 25,173,856.087 and 1,610,461.923 Class I shares of the Acquired Fund, respectively, which represents 93.99% and 6.01% of the Acquired Fund’s outstanding Class I shares, respectively. To the knowledge of the Trust, as of the Record Date, the officers and Trustees own, as a group, less than 1% of the shares of the Acquired Fund.

As of the Record Date, the following shareholders owned 5% or more of the outstanding Class P shares of the Acquired Fund: Portfolio Optimization Conservative Portfolio – 10.43%; Portfolio Optimization Moderate-Conservative Portfolio – 10.42%; Portfolio Optimization Moderate Portfolio – 50.34%; and Portfolio Optimization Growth Portfolio – 24.67%.

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At the close of business on the Record Date, there were 7,715,526.085 outstanding Class I shares and 31,912,653.239 outstanding Class P shares of the Surviving Fund. The Class I shares of the Surviving Fund are offered as an investment option for PLIC and PL&A Separate Accounts. As of the Record Date, PLIC and PL&A owned, for their respective Separate Accounts, 7,419,247.221 and 296,278.864 Class I shares of the Surviving Fund, respectively, which represents 96.16% and 3.84% of the Surviving Fund’s outstanding Class I shares, respectively. To the knowledge of the Trust, as of the Record Date, the officers and Trustees own, as a group, less than 1% of the shares of the Surviving Fund.

As of the Record Date, the following shareholders owned 5% or more of the outstanding Class P shares of the Surviving Fund: Portfolio Optimization Conservative Portfolio – 10.48%; Portfolio Optimization Moderate-Conservative Portfolio – 10.61%; Portfolio Optimization Moderate Portfolio – 50.28%; and Portfolio Optimization Growth Portfolio – 24.29%.

If approved by shareholders, once the Reorganization is completed, it is anticipated that PLIC and PL&A will own 94.69% and 5.31% of the Surviving Fund’s outstanding Class I shares, respectively, for their Separate Accounts, based on net assets of the Surviving Fund as of the Record Date. This estimate may change due to shareholder redemption activity in advance of the Reorganization. Once the Reorganization is completed, it is anticipated that Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, and Portfolio Optimization Growth Portfolio will own 10.46%, 10.52%, 50.31%, and 24.47% of the Surviving Fund’s outstanding Class P shares.

PLIC is a Nebraska domiciled life insurance company and a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. PL&A is an Arizona domiciled life insurance company and a subsidiary of PLIC. PLIC and PL&A’s principal offices are located at 700 Newport Center Drive, Newport Beach, CA 92660.

X.         OTHER MATTERS TO COME BEFORE THE MEETING

The Trust does not know of any matters to be presented at the Meeting other than consideration of the Proposal. If other business should properly come before the Meeting, PLIC and PL&A will vote thereon in accordance with their respective best judgment.

Shareholder proposals

The Acquired Fund is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Acquired Fund’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

PLEASE:

⮚	PROMPTLY EXECUTE AND RETURN THE ENCLOSED VOTING INSTRUCTION PROXY CARD. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

OR

⮚	VOTE TELEPHONICALLY BY CALLING (888) 227-9349.

OR

⮚	VOTE ON THE INTERNET BY LOGGING ONTO PROXYONLINE.COM AND FOLLOWING THE ONLINE INSTRUCTIONS.

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VOTING INSTRUCTIONS MUST BE RECEIVED BY 8:00 A.M. EASTERN TIME (5:00 A.M. PACIFIC TIME) ON FEBRUARY 13, 2019. VOTES CAST BY MAIL NEED TO BE RECEIVED AT THE ADDRESS SHOWN ON THE ENCLOSED POSTAGE PAID ENVELOPE.

OR

⮚	VOTE IN PERSON AT THE SHAREHOLDER MEETING ON FEBURARY 13, 2019 AT 11:00 A.M. PACIFIC TIME AT 700 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA.

Jane M. Guon
Vice President and Secretary
Pacific Select Fund

December 20, 2018

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APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is adopted on September 26, 2018, by Pacific Select Fund (the “Trust”), a Delaware statutory trust, with its principal place of business at 700 Newport Center Drive, Newport Beach, California 92660, on behalf of the Floating Rate Income Portfolio (the “Surviving Fund”), a separate series of the Trust, and the Floating Rate Loan Portfolio (the “Acquired Fund”), another separate series of the Trust.

Under the reorganization (the “Reorganization”), the Acquired Fund (which is comprised of Class I shares and Class P shares) will transfer all of its assets to the Surviving Fund, in exchange for Class I shares and Class P shares of the Surviving Fund, respectively (the “Surviving Fund Shares”), the Surviving Fund will assume all liabilities of the Acquired Fund, and the Surviving Fund Shares will be distributed to the shareholders of the Acquired Fund in complete Reorganization of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and Surviving Fund are each a series of the Trust, an open-end, registered investment company of the management type, and the Acquired Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the exchange of all of the assets of the Acquired Fund for Surviving Fund Shares and the assumption of all liabilities of the Acquired Fund by the Surviving Fund is in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Surviving Fund Shares and the assumption of all liabilities of the Acquired Fund by the Surviving Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, the Trust, on behalf of the Surviving Fund and the Acquired Fund separately, hereby approves the Plan on the following terms and conditions:

1.	Transfer of Assets of the Acquired Fund to the Surviving Fund in Exchange for the Surviving Fund Shares, the Assumption of All Acquired Fund Liabilities and the Reorganization of the Acquired Fund.

1.1      Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Class I and Class P shares of the Surviving Fund determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. The proportion of Class I and Class P shares delivered by the Surviving Fund shall equal the proportion of the then outstanding Class I and Class P shares of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2      The assets of the Acquired Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”). Whether or not shown as an asset on the books of the Acquired Fund on the Closing Date, assets consisting of any asserted or unasserted potential legal claims that may arise from the Acquired Fund as of the Closing Date or were constituted prior to the Closing Date, shall be considered part of the assets of the Acquired Fund.

1.3      The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. Expenses, whether known or unknown as of the Valuation Date, associated with any asserted or unasserted potential legal claims that are assets of the Acquired Fund as set forth in paragraph 1.2, shall be considered liabilities of the Acquired Fund.

1.4      Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis within Class I and Class P, the Surviving Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate and terminate. Such distribution and Reorganization will be accomplished by the transfer of the Surviving Fund Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Surviving Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will then represent a number of Surviving Fund Shares, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Surviving Fund Shares in connection with such exchange.

1.5      Ownership of Surviving Fund Shares will be shown on the books of the Fund’s transfer agent. Shares of the Surviving Fund will be issued in the manner described in the Fund’s then-current prospectus and statement of additional information.

1.6      Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	Valuation

2.1      The value of the Acquired Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets computed at or about 4:00 p.m. Eastern Time on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquired Fund’s then-current prospectus or statement of additional information and as established by the Board.

2.2      The net asset value of the Surviving Fund Shares shall be the net asset value per share computed at or about 4:00 p.m. Eastern time and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus or statement of additional information with respect to the Surviving Fund, and as established by the Board.

2.3      The number of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by dividing the value of the net assets of the Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Fund Share, determined in accordance with paragraph 2.2.

All computations of value shall be made by the Acquired Fund’s designated recordkeeping agent.

3.	Closing and Closing Date

3.1      The Closing Date shall be March 1, 2019, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be at or about 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2      The Trust shall direct State Street Bank and Trust Company, as custodian for the Trust (the “Custodian”), to deliver, at the Closing, confirmation by an authorized officer stating that (i) the Acquired Fund’s portfolio securities, cash, and any other assets (the “Assets”) were delivered in proper form to the Surviving Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).

3.3      In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Surviving Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or on such other day as the parties may agree.

4.	Representations and Warranties

4.1      Except as has been fully disclosed to and accepted by the Surviving Fund prior to the date of this Plan in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Surviving Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware, with power under the Trust’s Agreement and Declaration of Trust dated June 22, 2016 (the “Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended (the “1933 Act”), including the shares of the Acquired Fund, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;

(f)  The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Trust’s Declaration of Trust, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

(g)  The Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)  The statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2017, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)  Since December 31, 2017, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)  For taxable years beginning on or after January 1, 2007, including the taxable year ending with the Closing Date, the Acquired Fund has met the requirements for taxation as a partnership for federal income tax purposes. For each taxable year, including the taxable year ending with the Closing Date, the Acquired Fund has met the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the same persons and in the same amounts set forth in the records of the Transfer Agent immediately prior to the Closing, on behalf of the Acquired Fund;

(n)  The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o)  The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)  The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Proxy Statement/Prospectus referred to in paragraph 5.5, insofar as it relates to the Acquired Fund, will, on the effective date of the Proxy Statement/Prospectus and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement/Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(q)  On the Closing Date, the shares of beneficial interest of the Acquired Fund that are authorized, established, issued and outstanding shall consist of two classes, which are designated Class I and Class P shares, and no other class of shares of beneficial interest of the Acquired Fund shall be authorized, established, issued or outstanding.

4.2 Except as has been fully disclosed to and accepted by the Acquired Fund prior to the date of this Plan in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Surviving Fund, represents and warrants to the Acquired Fund as follows:

(a) The Surviving Fund is duly organized as a series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Surviving Fund, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)  The Surviving Fund is not engaged currently, and the adoption and performance of this Plan will not result, in (i) a material violation of the Trust’s Declaration of Trust, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Surviving Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Surviving Fund is a party or by which it is bound;

(g)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Surviving Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)  The statement of assets and liabilities, including the schedule of investments, of the Surviving Fund as of December 31, 2017, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2017, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund shares by shareholders of the Surviving Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns and reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For taxable years beginning on or after January 1, 2013, the Surviving Fund has met the requirements for taxation as a partnership for federal income tax purposes. For each taxable year, the Surviving Fund has met the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder;

(l) All issued and outstanding Surviving Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

(m) The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board on behalf of the Surviving Fund and this Plan will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable by the Trust;

(o) The information to be furnished by the Surviving Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Trust or the Surviving Fund, the Proxy Statement/Prospectus (as defined in Section 5.5 herein) relating to the Surviving Fund shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Proxy Statement/Prospectus, and any amendment or supplement to the foregoing, will, from the effective date of the Proxy Statement/Prospectus through the date of the meeting of shareholders of the Acquired Fund contemplated therein, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder.

5.	Covenants of the Surviving Fund and the Acquired Fund

5.1      The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2      The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3      The Acquired Fund covenants that the Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4      Subject to the provisions of this Plan, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.5      The Acquired Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a registration statement (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a combined Proxy Statement/Prospectus on Form N-14 of the Surviving Fund (the “Proxy Statement/Prospectus”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Plan and the transactions contemplated herein.

5.6      Immediately after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Surviving Fund Shares received at the Closing.

5.7      The Surviving Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.8      The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Fund may reasonably deem necessary or desirable in order to vest in and confirm the Surviving Fund’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.

5.9      The Surviving Fund will use all reasonable efforts to obtain such regulatory approvals and authorizations as may be necessary, including those required by the 1933 Act and the 1940 Act, in order to continue its operations after the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund’s election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1      All representations and warranties of the Surviving Fund and the Trust contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2      The Trust and the Surviving Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Trust and the Surviving Fund on or before the Closing Date; and

6.3      The Acquired Fund and the Surviving Fund shall have agreed on the number of full and fractional Class I and Class P shares of the Surviving Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Surviving Fund

The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at the Surviving Fund’s election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1      All representations and warranties of the Acquired Fund and the Trust contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2      The Trust and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Trust or the Acquired Fund on or before the Closing Date; and

7.3      The Acquired Fund and the Surviving Fund shall have agreed on the number of full and fractional Class I and Class P shares of the Surviving Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	Further Conditions Precedent to Obligations of the Surviving Fund and the Acquired Fund

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Surviving Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1      The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

8.2      On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3      All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Surviving Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4      The Proxy Statement/Prospectus shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5      The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan will not result in any taxable income or gains being recognized for Federal income tax purposes, by the contract holders who hold interests on the Closing Date in the Surviving Fund and/or the Acquired Fund through certain variable annuity contracts and variable life insurance policies issued or administered by Pacific Life Insurance Company or Pacific Life & Annuity Company. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of Pacific Life Insurance Company and Pacific Life & Annuity Company. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.	Expenses of the Reorganization

9.1      The Surviving Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2      Pacific Life Fund Advisors, LLC, the investment adviser to the Acquired Fund and the Surviving Fund, will bear one-half of the expenses associated with the Reorganization. The Acquired Fund and the Surviving Fund will each bear one quarter of the Reorganization expenses. The costs of the Reorganization shall include: preparation of the Proxy Statement/Prospectus, printing and distributing the Surviving Fund’s prospectus and the Acquired Fund’s proxy materials, the costs of solicitation of voting instructions and any necessary filings with the SEC, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. These expenses are considered extraordinary expenses and fall outside of the Acquired Fund’s expense limitation agreement. Brokerage fees and other transaction costs associated with the purchase and sale of holdings by and for the Acquired Fund, either prior to or after the Reorganization, in connection with the restructuring of the Acquired Fund in anticipation of or in connection with the Reorganization or otherwise, are not considered expenses of the Reorganization. Brokerage fees and certain transaction costs associated with the purchase and sale of securities, are part of the cost of such securities (and are not Reorganization expenses). The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, Internet or in person. AST has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to owners of Variable Contracts).

10.	Entire Agreement; Survival of Warranties

10.1      The Trust has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Surviving Fund, not set forth herein, and this Agreement constitutes the entire agreement between the Surviving Fund and Acquired Fund with respect to the Reorganization.

10.2      The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	Termination

This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Plan inadvisable.

12.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.	Notices

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by personal service, a form of express mail service which requires signature of the recipient, or by prepaid or certified mail addressed to the Pacific Select Fund at 700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660, Attn: Robin S. Yonis, Esq. General Counsel in each case with a copy to Dechert LLP, 90 State House Square, Hartford, CT 06103, Attn: Anthony H. Zacharski, Esq.

14.	Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

14.1      The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2      This Plan shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.3      This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.4      The obligations imposed by this Plan shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Trust’s Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Board has caused this Plan to be approved on behalf of the Surviving Fund and the Acquired Fund, respectively.

PACIFIC SELECT FUND

By:
Name:	Robin S. Yonis
Title:	Vice President and General Counsel

APPENDIX B

ADDITIONAL INFORMATION REGARDING THE floating rate income portfolio

(The “SURVIVING FUND”)

All terms used herein shall have the meaning given to them in the Proxy Statement/Prospectus unless otherwise noted.

Tax Information

The Trust currently intends that the Surviving Fund will be treated as a partnership for federal income tax purposes. As such, the Surviving Fund is not subject to income tax; and any income, gains, losses, deductions and credits of the Surviving Fund would instead be taken into account by its partners, which would be the insurance companies whose separate accounts invest in the Surviving Fund, and retain the same character for federal income tax purposes.

The Surviving Fund also intends to comply with the requirements of Section 817(h) of the Internal Revenue Code, including diversification regulations and investor control provisions that apply to mutual funds underlying variable contracts.

You’ll find more information about taxation in the SAI. Because the only shareholders of the Surviving Fund are the insurance companies offering the variable products and certain funds of funds of the Trust, no discussion is included here about the federal income tax consequences at the shareholder level. Shareholders of the Surviving Fund should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Surviving Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.

Payments to Broker-Dealers and Other Financial Intermediaries

Pacific Select Distributors, LLC (“PSD”), the distributor for the Surviving Fund and for the variable products, may pay broker-dealers or other financial intermediaries for the sale of the variable products and related services, including shareholder servicing. The Surviving Fund’s service fee, which is paid to PSD, can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable contract and the Surviving Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. If offered for the Fund, Class P shares, which are only available for purchase and sale by certain funds of funds of the Trust and are not sold through financial intermediaries, do not pay a service or distribution/service fee to PSD.

Surviving Fund Availability

Class I shares of the Surviving Fund shares are offered at NAV and are available as underlying investment options for variable life insurance and variable annuity products issued or administered by Pacific Life and Pacific Life & Annuity Company (“PL&A”). These insurance companies actually own the Class I shares of the Surviving Fund. You do not buy, sell or exchange shares of the Surviving Fund — you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then invest in the Class I shares of the Surviving Fund if you choose the Surviving Fund as an investment option and redeem shares of the Surviving Fund if you choose to decrease that investment option. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Surviving Fund that apply to your Variable Contract should be described in the prospectus for the Variable Contract. It is possible that due to the differences in the tax treatment or other considerations, the interests of various contract owners participating in the Surviving Fund might at some time be in conflict. The Trust’s Board will monitor for any material conflicts and determine what action, if any, should be taken. Class P shares are offered at NAV and are only available for purchase and sale by certain funds of funds of the Trust.

Trust Organization

The Trust is organized as a Delaware statutory trust. Its business and affairs are managed by its Board. The Trust is comprised of multiple funds, including the Surviving Fund. The Trust may discontinue offering shares of any fund at any time or may offer shares of a new fund. If a fund were discontinued, any investment allocation to that fund would be allocated to another fund that the Trustees believe would be suitable, as long as any required regulatory approvals were met.

 B-1

How Share Prices Are Calculated

Valuation Policy

The Trust’s Board has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Surviving Fund’s investments does so in accordance with the Valuation Policy. The methodologies used to value the Surviving Fund’s investments are described in greater detail in the Investment Valuation subsection below.

Determination of Net Asset Value (“NAV”)

Each fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of the Surviving Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The Surviving Fund’s NAV is calculated by taking the total value of its assets, subtracting its liabilities, and dividing by the total number of shares outstanding.

The Surviving Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by the Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

The Surviving Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by Pacific Life or PL&A in proper form. The insurance companies pay for shares they purchase in cash. Similarly, when shares are sold or exchanged, the Trust generally pays the insurance companies for the shares in cash. However, the Surviving Fund may, subject to approval by the Board, pay for a sale or exchange, in whole or in part, by a distribution of investments from the Surviving Fund, in lieu of cash, in accordance with applicable rules.

The Surviving Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Investment Valuation

The value of each security or other investment is the amount which the Surviving Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by the Surviving Fund is based primarily on pricing data obtained from various sources approved by the Board.

●	Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board. The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy, these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, benchmark, proxy and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to the TVC or to the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

 B-2

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE

●	Domestic and Foreign Debt Investments. Debt Investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Dividends and Distributions

Currently, each of the funds in the Trust, including the Surviving Fund, is treated as a partnership (each a “Partnership Fund” and together the “Partnership Funds”) for Federal income tax purposes only. The Partnership Funds are not required to distribute taxable income and capital gains for Federal income tax purposes. Each partner, which would be Pacific Life and PL&A through their respective separate accounts, and as applicable certain funds of funds of the Trust, is required to report its respective share of income, gains, losses, deductions and credits of each Partnership Fund. Under the Trust’s dividend and distributions policy, no dividend and capital gains distributions will be made by the Surviving Fund.

Distribution and Service Arrangements

Revenue Sharing Payments

As noted previously, the Trust serves as an investment vehicle for variable annuity and variable life insurance products issued or administered by Pacific Life and PL&A. While there is no sales load on shares of funds in the Trust, including the Surviving Fund (to the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations), PSD, principal underwriter and distributor of Pacific Life’s variable insurance products, or its affiliate pays substantial cash and non-cash compensation to broker-dealers that solicit applications for variable annuity contracts or variable life insurance policies issued by Pacific Life and PL&A. Some of the arrangements between PSD and the broker-dealers may be referred to as “revenue sharing” arrangements. These revenue sharing arrangements are paid out of the assets of PSD or its affiliates and are not paid directly by the Surviving Fund.

In consideration for revenue sharing, a broker-dealer firm may be encouraged to render services to variable annuity contract and variable life insurance policy owners and may feature certain products in its sales system or give preferential access to members of its sales force or management to the detriment of other products or investment options. Refer to the product prospectus or the offering memorandum for a description of the incentives for broker-dealers, including those arising from revenue sharing arrangements with respect to the variable annuity contracts and variable life insurance policies and a further discussion of the conflicts of interest that may be created by this compensation.

 B-3

In addition, PSD may pay all or a portion of the servicing fees it receives from the Surviving Fund under the Service Plan (described below) to broker-dealers. Not all broker-dealer firms receive additional compensation, and the amount of compensation varies and revenue sharing arrangements may vary. These payments could be significant to a firm. PSD has informed the Trust that it hopes that its affiliates will benefit from compensation arrangements to broker-dealers including revenue sharing arrangements, and it hopes such arrangements will increase the Trust’s net assets, including the Surviving Fund’s net assets. If this is the case, this could benefit the Trust and the Surviving Fund, but would also result in additional management and other fees for PLFA (the investment adviser) and its affiliates.

Service Plan

The Trust has adopted a non-12b-1 service plan (“Service Plan”) pursuant to which Class I shares of the Surviving Fund pay a service fee at an annual rate of 0.20% of the average daily net assets attributed to Class I shares of the Fund. The service fees are paid to PSD, the Trust’s distributor, in connection with services rendered or procured to or for shareholders of the Trust or their variable contract owners. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Surviving Fund; answering questions regarding the Trust, the Surviving Fund, its Managers and/or other service providers; responding to inquiries regarding this prospectus and the SAI, and supplements thereto, reports, notices, proxies and proxy statements and other information regarding the Trust; payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations which assist in providing any of the services; and other services. The amounts paid under the Service Plan are intended to be treated as service fees under the applicable rule of FINRA regarding asset-based sales charges for investment companies. The Service Plan is not adopted as a distribution or “12b-1 plan” under Rule 12b-1 under the 1940 Act.

The Service Plan may be terminated at any time by vote of the majority of the Board of Trustees. Because service fees are paid out of the Surviving Fund’s assets on an ongoing basis, they will increase the cost of your investment over time. See the SAI for additional details.

Prevention of Disruptive Trading

The Surviving Fund is intended for long-term investment through variable life insurance and annuity contracts; not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not choose the Surviving Fund as an investment option under their Variable Contracts. The Trust relies on any insurance company that participates in the Trust (including Pacific Life and PL&A) to enforce the Trust’s limitations on transfers by passing through the limitations and applying them to the insurer’s variable annuity contract owners and variable life insurance policy holders as if they were investing directly in the Surviving Fund.

Frequent, short-term trading can disrupt the management of the Trust and the Surviving Fund and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Surviving Fund’s ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Surviving Fund’s securities holdings may dilute the interests of the remaining contract owners. This in turn can have an adverse effect on the Surviving Fund’s performance. While these issues can occur in connection with any fund of the Trust, funds holding securities that are subject to market pricing inefficiencies could be more susceptible to abuse. For example, holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing the funds. The Trust has retained a pricing service to assist in the valuation of certain foreign securities, which may reduce the ability of shareholders to engage in such arbitrage, although there is no assurance that this measure will be effective in reducing arbitrage opportunities.

The Trust’s Board adopted a policy with respect to limitations on transfers for all funds of the Trust, including the Surviving Fund. The limitations specified below apply to all variable annuity contract owners and variable life insurance policy holders (“Investors”), whether natural persons, partnerships, corporations, limited liability companies, trusts or any other type of entity, but do not apply directly to the insurance company in its capacity as record shareholder:

 B-4

1.	An Investor may not make more than 25 (twenty-five) transfers per calendar year.

2.	Once the 25 transfer limit is reached, one “safe harbor” transfer is permitted out of the Trust (to the extent permitted under the terms of the applicable variable contract).

3.	For purposes of the above, multiple transfers among the funds of the Trust on the same day count as one transfer.

4.	Transfers to or from a fund of the Trust cannot be made before the seventh calendar day following the last transfer to or from the same fund. If the seventh calendar day is not a business day, then a transfer may not occur until the next business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Surviving Fund on a Monday that is a business day, you may not make any transfers to or from that Fund before the following Monday.

5.	Insurance companies that participate in the Trust may exclude certain transactions from the above limitations, including but not limited to: fund rebalancing, approved asset allocation service transactions, approved corporate owned life insurance policy rebalancing programs, dollar cost averaging, earnings sweep, loan payments and repayments, and such other transactions as the participating insurance companies determine are appropriate and disclose such exclusions in their product prospectuses and/or offering documents. Variable Contracts may have other restrictions on buying and selling shares. See applicable prospectus and contract terms for details.

6.	Purchases and sales by any fund that seeks to achieve its investment goal by investing primarily in other funds of the Trust (a “fund-of-funds”) are exempt from all of the above limitations.

The trading activity of individual contract owners is generally not identified to the Trust; and therefore, the ability of the Surviving Fund to monitor exchanges made by contract owners is limited. The Trust relies principally on Pacific Life or PL&A as the issuers or administrator of the variable contracts to monitor frequent, short-term trading within the Surviving Fund by contract owners. However, the Trust may request information from the insurance companies regarding Investors’ transfer activity to oversee the monitoring of such short-term trading activity.

Pacific Life and PL&A attempt to discourage frequent trading by imposing transaction limitations on variable contract owners and by monitoring certain large transaction activity through the variable contracts. Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares. Please see the product prospectus or offering memorandum of the relevant variable contracts for more information about these policies. There is no guarantee that Pacific Life and PL&A will be able to identify all individual contract owners who may be making frequent, short-term, or other disruptive or dilutive trades or to curtail their trading activity.

 B-5

APPENDIX C

ADDITIONAL FUNDS OF THE TRUST OFFERED (AS OF DECEMBER 1, 2018)

FUNDS	MANAGEMENT FIRMS
Fixed Income Portfolios
Core Income Portfolio	Pacific Asset Management
Diversified Bond Portfolio	Western Asset Management Company
High Yield Bond Portfolio	Pacific Asset Management
Inflation Managed Portfolio	Pacific Investment Management Company LLC
Inflation Strategy Portfolio	Barings LLC
Managed Bond Portfolio	Pacific Investment Management Company LLC
Short Duration Bond Portfolio	T. Rowe Price Associates, Inc.

U.S. Equity Portfolios
Comstock Portfolio	Invesco Advisers, Inc.
Developing Growth Portfolio	Lord, Abbett & Co. LLC
Dividend Growth Portfolio	T. Rowe Price Associates, Inc.
Equity Index Portfolio	BlackRock Investment Management, LLC
Focused Growth Portfolio	Janus Capital Management LLC
Growth Portfolio	MFS Investment Management
Large-Cap Growth Portfolio	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	ClearBridge Investments, LLC
Main Street Core Portfolio	OppenheimerFunds, Inc.
Mid-Cap Equity Portfolio	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Ivy Investment Management Company
Mid-Cap Value Portfolio	Boston Partners Global Investors, Inc.
Small-Cap Equity Portfolio	BlackRock Investment Management LLC and Franklin Advisory Services, LLC
Small-Cap Index Portfolio	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	AllianceBernstein L.P.
Value Advantage Portfolio	J.P. Morgan Investment Management Inc.

Non-U.S. Fixed Income Portfolio
Emerging Markets Debt Portfolio	Ashmore Investment Management Limited

Sector Portfolios
Health Sciences Portfolio	BlackRock Investment Management, LLC
Real Estate Portfolio	Principal Real Estate Investors LLC
Technology Portfolio	MFS Investment Management

Non-U.S. Equity Portfolios
Emerging Markets Portfolio	OppenheimerFunds, Inc.
International Large-Cap Portfolio	MFS Investment Management
International Small-Cap Portfolio	QS Investors, LLC
International Value Portfolio	Wellington Management Company LLP

Alternative Strategies Portfolios
Currency Strategies Portfolio	UBS Asset Management (Americas) Inc.
Diversified Alternatives Portfolio	Pacific Life Fund Advisors LLC
Equity Long/Short Portfolio	AQR Capital Management, LLC
Global Absolute Return Portfolio	Eaton Vance Investment Managers

Asset Allocation/Balanced Portfolios
PSF DFA Balanced Allocation Portfolio	Pacific Life Fund Advisors LLC
Pacific Dynamix— Conservative Growth Portfolio	Pacific Life Fund Advisors LLC
Pacific Dynamix— Moderate Growth Portfolio	Pacific Life Fund Advisors LLC
Pacific Dynamix— Growth Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Pacific Life Fund Advisors LLC

 C-1

APPENDIX D

FINANCIAL HIGHLIGHTS

The information presented below for the Surviving Fund (Class I and Class P) for fiscal years ended December 31 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.

PACIFIC SELECT FUND

Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows(1):

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
For the Year of Period Ended (2)	Net Asset Value, Beginning of Year or Period	Investment Operations			Distributions (3)			Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total
Floating Rate Income
Class I
2017	$11.23	$0.52	($0.10)	$0.42	$-	$-	$-	$11.65	0.92%	0.92%	4.53%	3.76%	$62,641	102%
2016	10.36	0.45	0.42	0.87	-	-	-	11.23	0.91%	0.91%	4.20%	8.38%	51,273	102%
2015	10.27	0.40	(0.31)	0.09	-	-	-	10.36	0.91%	0.91%	3.87%	0.86%	46,950	59%
2014	10.23	0.41	(0.37)	0.04	-	-	-	10.27	0.93%	0.93%	4.00%	0.41%	33,205	82%
04/30/2013 - 12/31/2013	10.00	0.25	(0.02)	0.23	-	-	-	10.23	0.94%	0.94%	3.63%	2.28%	18,220	117%
Class P
2017	11.31	0.52	(0.07)	0.45	-	-	-	11.76	0.72%	0.72%	4.52%	3.97%	560,060	102%
2016	10.41	0.47	0.43	0.90	-	-	-	11.31	0.71%	0.71%	4.34%	8.60%	316,412	102%
2015	10.30	0.43	(0.32)	0.11	-	-	-	10.41	0.71%	0.71%	4.06%	1.06%	411,419	59%
2014	10.24	0.44	(0.38)	0.06	-	-	-	10.30	0.73%	0.73%	4.19%	0.61%	355,421	82%
04/30/2013 - 12/31/2013	10.00	0.24	- (7)	0.24	-	-	-	10.24	0.74%	0.74%	3.62%	2.41%	267,871	117%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For share classes that commenced operations after January 1, 2013, the first date reported represents the commencement date of operations for that share class.

(3)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy.

(4)	The ratios for periods of less than one full year are annualized.

(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers, and adviser expense reimbursements, if any

(6)	Total returns for periods of less than one full year are not annualized.

(7)	Reflects an amount rounding to less than $0.01 per share or 0.01%.

 D-1

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows(1):

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
For the Year of Period Ended (2)	Net Asset Value, Beginning of Year or Period	Investment Operations			Distributions (3)			Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total
Floating Rate Income
Class I
2018 (7)	$11.65	$0.26	($0.06)	$0.20	$-	$-	$-	$11.85	0.92%	0.92%	4.44%	1.77%	$79,702	63%
2017	11.23	0.52	(0.10)	0.42	-	-	-	11.65	0.92%	0.92%	4.53%	3.76%	62,641	102%
2016	10.36	0.45	0.42	0.87	-	-	-	11.23	0.91%	0.91%	4.20%	8.38%	51,273	102%
2015	10.27	0.40	(0.31)	0.09	-	-	-	10.36	0.91%	0.91%	3.87%	0.86%	46,950	59%
2014	10.23	0.41	(0.37)	0.04	-	-	-	10.27	0.93%	0.93%	4.00%	0.41%	33,205	82%
04/30/2013 - 12/31/2013	10.00	0.25	(0.02)	0.23	-	-	-	10.23	0.94%	0.94%	3.63%	2.28%	18,220	117%
Class P
2018 (7)	11.76	0.27	(0.05)	0.22	-	-	-	11.98	0.72%	0.72%	4.55%	1.87%	421,801	63%
2017	11.31	0.52	(0.07)	0.45	-	-	-	11.76	0.72%	0.72%	4.52%	3.97%	560,060	102%
2016	10.41	0.47	0.43	0.90	-	-	-	11.31	0.71%	0.71%	4.34%	8.60%	316,412	102%
2015	10.30	0.43	(0.32)	0.11	-	-	-	10.41	0.71%	0.71%	4.06%	1.06%	411,419	59%
2014	10.24	0.44	(0.38)	0.06	-	-	-	10.30	0.73%	0.73%	4.19%	0.61%	355,421	82%
04/30/2013 - 12/31/2013	10.00	0.24	- (8)	0.24	-	-	-	10.24	0.74%	0.74%	3.62%	2.41%	267,871	117%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For share classes that commenced operations after January 1, 2013, the first date reported represents the commencement date of operations for that share class.

(3)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy.

(4)	The ratios for periods of less than one full year are annualized.

(5)	The ratios of expenses after expense reductions to average daily net assets are after advisory fee waivers and adviser expense reimbursements, if any.

(6)	Total returns for periods of less than one full year are not annualized.

(7)	Unaudited for the six-month period ended June 30, 2018.

(8)	Reflects an amount rounding to less than $0.01 per share or 0.01%.

 D-2

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

PACIFIC LIFE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

SHAREHOLDER'S REGISTRATION PRINTED HERE

BOXES FOR TYPSETTING PURPOSES ONLY

THIS BOX AND BOX ABOVE ARE NOT PRINTED ON ACTUAL PROXY BALLOTS. THEY IDENTIFY LOCATION OF WINDOWS ON OUTBOUND 9X12 ENVELOPES.

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided

2. **ONLINE** at **proxyonline.com** using your proxy control number found below

3. By **PHONE** when you dial toll-free 1-888-227-9349 to reach an automated touchtone voting line

CONTROL NUMBER 12345678910

FLOATING RATE LOAN PORTFOLIO OF THE PACIFIC SELECT FUND

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS – FEBRUARY 13, 2019

The undersigned owner of a variable life insurance policy or variable annuity contract (collectively, "Variable Contracts") issued or administered by Pacific Life Insurance Company ("PLIC") and funded by separate accounts ("Separate Accounts") of PLIC and Pacific Life & Annuity Company ("PL&A"), hereby instructs PLIC and PL&A, on behalf of their respective pertinent Separate Accounts, to:

(1) Vote the shares of the Floating Rate Loan Portfolio of the Pacific Select Fund (the "Trust") attributable to his or her variable contract at the special meeting of shareholders (the "Meeting") of the Trust to be held at 11:00 a.m. Pacific Time, on February 13, 2019 at 700 Newport Center Drive, Newport Beach, California, 92660, and at any adjournment thereof, as indicated, with respect to the matters referred to in the proxy statement for the Meeting; and

(2) Vote upon such other matters as may properly come before the Meeting or any adjournment thereof in discretion of Pacific Life and PL&A.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **1-800-423-2107**. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on February 13, 2019. The proxy statement for this meeting is available at:

proxyonline.com/docs/floatingrateloanportfolio2019.pdf

If you vote on the Internet or by telephone, you need not return this voting instruction. Voting instructions completed by mail must be sent to the address shown on the postage paid envelope provided. **VOTING INSTRUCTIONS MUST BE RECEIVED BY 8 A.M. EASTERN TIME ON FEBRUARY 13, 2019.**

FLOATING RATE LOAN PORTFOLIO

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

____
SIGNATURE (AND TITLE IF APPLICABLE) DATE

____
SIGNATURE (IF HELD JOINTLY) DATE

The Board of Trustees unanimously recommends a vote FOR the proposal.

This proxy is solicited on behalf of the Board of Trustees of Pacific Select Fund. When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. If this voting instruction proxy card is not properly executed when voting by mail, or if you do not vote at all, your votes will be cast by PLIC and/or PL&A, as applicable, on behalf of the pertinent Separate Account in the same proportion as it votes shares held by the Separate Account for which it has received voting instructions, if other votes are received for that Separate Account. If no other votes are received for a Separate Account, your votes will be cast by PLIC and/or PL&A, as applicable, in the same proportion as other votes cast by all of its respective Separate Accounts in the aggregate. Abstentions have the same effect as an instruction to vote "AGAINST" the Proposal.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THANK YOU FOR VOTING

PART B

PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

 Dated December 20, 2018

FOR THE REORGANIZATION OF

FLOATING RATE LOAN PORTFOLIO

 INTO

 FLOATING RATE INCOME PORTFOLIO

each a series of Pacific Select Fund (the “Trust”)

This Statement of Additional Information (“SAI”) has been filed with the U.S. Securities and Exchange Commission (“SEC”) in connection with the proposed reorganization of the Floating Rate Loan Portfolio with and into the Floating Rate Income Portfolio (the “Reorganization”) and is intended to supplement the information provided to investors in the Trust’s combined proxy statement and prospectus dated December 20, 2018 and any supplements thereto (“Proxy Statement/Prospectus”). Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Proxy Statement/Prospectus and retained for future reference.

The entire content of this SAI is incorporated by reference into the Proxy Statement/Prospectus. A copy of the Proxy Statement/Prospectus and the Trust’s Annual Report may be obtained free of charge from the Trust at the Internet website address or telephone numbers listed below.

Distributor: Pacific Select Distributors, LLC	Adviser: Pacific Life Fund Advisors LLC
700 Newport Center Drive	700 Newport Center Drive
P.O. Box 9000	P.O. Box 9000
Newport Beach, CA 92660	Newport Beach, CA 92660

Pacific Life & Annuity Company (“PL&A”) Annuity Contract Owners: 1-800-748-6907

Pacific Life Annuity Financial Professionals: 1-800-722-2333

 Pacific Life Insurance Policy Owners: 1-800-347-7787

Pacific Life Annuity Contract Owners: 1-800-722-4448

 PL&A Life Insurance Policy Owners: 1-888-595-6997

Website: www.PacificLife.com/PacificSelectFund.html

PACIFIC SELECT FUND
Documents Incorporated by Reference	3
Pro Forma Financial Statements:
Pro Forma Statements of Assets and Liabilities	A-1
Pro Forma Statements of Operations	A-2
Pro Forma Schedule of Investments	B-1
Notes to Pro Forma Financial Statements	C-1

The information included in the Pro Forma Financial Statements is presented on a pro forma basis—assuming that the Floating Rate Loan Portfolio was combined with the Floating Rate Income Portfolio. The information is based on the financial statements of the Floating Rate Income and Floating Rate Loan Portfolios for the year ended December 31, 2017 and the period ended June 30, 2018. The pro forma information has not been audited.

 2

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of this cover page, the pro forma financial statements and the following documents which are incorporated herein by reference:

1.	The statement of additional information for Pacific Select Fund dated May 1, 2018, as supplemented.

2.	The audited financial statements of the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio as set forth in the Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2017, including the notes thereto.

3.	The unaudited financial statements of the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio as set forth in the Trust’s Semi-Annual Report to shareholders for the fiscal period ended June 30, 2018, including the notes thereto.

 3

PACIFIC SELECT FUND

Pro Forma Financial Statements:
Pro Forma Statements of Assets and Liabilities	A-1
Pro Forma Statements of Operations	A-2
Pro Forma Schedule of Investments	B-1
Notes to Pro Forma Financial Statements	C-1

The information included in the following sections is presented on a pro forma basis—assuming that the Floating Rate Loan Portfolio (Acquired Fund) was combined with the Floating Rate Income Portfolio (Surviving Fund). The information is based on the financial statements of the Floating Rate Loan Portfolio (Acquired Fund) and Floating Rate Income Portfolio (Surviving Fund) for the year ended December 31, 2017 and the period ended June 30, 2018. The pro forma information has not been audited.

PACIFIC SELECT FUND
PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)	Floating Rate Loan Portfolio (Acquired Fund)	Floating Rate Income Portfolio (Surviving Fund)	Pro Forma Adjustments		Pro Forma Combined Portfolio
ASSETS
Investments, at value	$545,761,815	$511,021,165	$-		$1,056,782,980
Repurchase agreements, at value	20,910,981	17,684,096	-		38,595,077
Cash	3,553,733	-	-		3,553,733
Receivables:
Dividends and interest	2,712,147	2,501,804	-		5,213,951
Fund shares sold	183,347	225,923	-		409,270
Securities sold	2,656,627	49,170,027	-		51,826,654
Prepaid expenses and other assets	3,156	2,699	-		5,855
Total Assets	$575,781,806	$580,605,714	-		$1,156,387,520
LIABILITIES
Payables:
Fund shares redeemed	226,577	256,733	-		483,310
Securities purchased	17,741,909	76,773,108	-		94,515,017
Due to custodian	-	1,663,053	-		1,663,053
Accrued advisory fees	298,359	268,538	-		566,897
Accrued service fees	7,931	3,472	-		11,403
Accrued support service expenses	8,794	7,261	-		16,055
Accrued custodian, and portfolio accounting and tax fees	155,093	84,201	-		239,294
Accrued shareholder report expenses	13,660	11,556	-		25,216
Accrued trustees’ fees and expenses and deferred compensation	18,288	11,639	-		29,927
Accrued reorganization expenses	-	-	150,000	(a)	150,000
Accrued other	23,270	21,484	-		44,754
Unfunded loan commitment depreciation	1,481	2,036	-		3,517
Total Liabilities	18,495,362	79,103,081	150,000		97,748,443
NET ASSETS	$557,286,444	$501,502,633	($150,000)		$1,058,639,077
NET ASSETS CONSIST OF:
Paid-in capital	$689,295,945	$435,075,605	$-		$1,124,371,550
Undistributed/accumulated earnings (deficit)	(132,009,501)	66,427,028	(150,000)		(65,732,473)
NET ASSETS	$557,286,444	$501,502,633	($150,000)		$1,058,639,077
Class I Shares:
Net Assets	$181,553,913	$79,701,988	($37,012)		$261,218,889
Shares outstanding, $.001 par value (unlimited shares authorized)	25,583,066	6,723,244	(10,265,184)	(b)	22,041,126
Net Asset Value Per Share	$7.10	$11.85	$-		$11.85
Class P Shares:
Net Assets	$375,732,531	$421,800,645	($112,988)		$797,420,188
Shares outstanding, $.001 par value (unlimited shares authorized)	40,005,102	35,218,464	(8,651,217)	(b)	66,572,349
Net Asset Value Per Share	$9.39	$11.98	$-		$11.98

Investments, at cost	$547,060,918	$512,719,435	$-		$1,059,780,353
Repurchase agreements, at cost	20,910,981	17,684,096	-		38,595,077

(a)	The estimated reorganization expenses to be paid equally by both portfolios (See Note 11 to the Pro Forma Financial Statements).

(b)	Adjustment reflects new shares issued, net of acquired shares of the Floating Rate Loan Portfolio (See Note 10 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

 A-1

PACIFIC SELECT FUND
PRO FORMA STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)	Floating Rate Loan Portfolio (Acquired Fund)		Floating Rate Income Portfolio (Surviving Fund)	Pro Forma Adjustments		Pro Forma Combined Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$264		$-	$-		$264
Interest, net of foreign taxes withheld	15,370,457		14,220,421	-		29,590,878
Other	169,695		358,815	-		528,510
Total Investment Income	15,540,416		14,579,236	-		30,119,652
EXPENSES
Advisory fees	2,356,503		1,788,595	(331,888)	(a)	3,813,210
Service fees - Class I	168,991		68,918	-		237,909
Support services expenses	19,095		16,038	-		35,133
Custodian fees and expenses	13,862		5,683	(3,100)	(b)	16,445
Portfolio accounting and tax fees	240,859		144,737	(35,645)	(b)	349,951
Shareholder report expenses	8,902		7,588	-		16,490
Legal and audit fees	10,656		8,929	-		19,585
Trustees’ fees and expenses	7,784		5,786	-		13,570
Interest expense	-		141	-		141
Other	10,542		9,289	(300)	(b)	19,531
Total Expenses	2,837,194		2,055,704	(370,933)		4,521,965
Advisory Fee Waiver (1)	(314,201)	(c)	-	18,681	(d)	(295,520)
Net Expenses	2,522,993		2,055,704	(352,252)		4,226,445
NET INVESTMENT INCOME	13,017,423		12,523,532	352,252		25,893,207
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	279,058		812,696	-		1,091,754
Net Realized Gain (Loss)	279,058		812,696	-		1,091,754
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	26,642		(2,839,763)	-		(2,813,121)
Change in Net Unrealized Appreciation (Depreciation)	26,642		(2,839,763)	-		(2,813,121)
NET GAIN (LOSS)	305,700		(2,027,067)	-		(1,721,367)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$13,323,123		$10,496,465	$352,252		$24,171,840

Foreign taxes withheld on dividends and interest	$-		$-	$-		$-

(a)	Adjustments reflect the reduction of the Floating Rate Loan Portfolio's gross advisory fee rate from 0.75% to 0.65% after the merger. Additionally, the Pro Forma Combined Portfolio will reach an advisory fee breakpoint at $1 billion in net assets, thereby lowering the advisory fee rate from 0.65% to 0.62% on net assets that exceed $1 billion (see Note 5 in Notes to Pro Forma Financial Statements).

(b)	Adjustments reflect the decrease in custodian, accounting, and transfer agent costs due to elimination of duplicate expenses achieved by merging the portfolios.

(c)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 5 in Notes to Pro Forma Financial Statements).

(d)	Adjustments reflect the Pro Forma Combined Portfolio's advisory fee waiver of 0.05% and the elimination of the Floating Rate Loan Portfolio's 0.10% advisory fee waiver after the merger (see Note 5 in Notes to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

 A-2

PACIFIC SELECT FUND
PRO FORMA STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017 (Unaudited)	Floating Rate Loan Portfolio (Acquired Fund)		Floating Rate Income Portfolio (Surviving Fund)	Pro Forma Adjustments		Pro Forma Combined Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$482		$-	$-		$482
Interest, net of foreign taxes withheld	29,519,945		26,915,592	-		56,435,537
Other	432,275		901,039	-		1,333,314
Total Investment Income	29,952,702		27,816,631	-		57,769,333
EXPENSES
Advisory fees	4,968,936		3,436,121	(718,851)	(a)	7,686,206
Service fees - Class I	336,343		123,581	-		459,924
Support services expenses	31,710		25,358	-		57,068
Custodian fees and expenses	36,110		24,594	(6,200)	(b)	54,504
Portfolio accounting and tax fees	440,890		249,720	(84,043)	(b)	606,567
Shareholder report expenses	16,963		13,440	-		30,403
Legal and audit fees	21,759		17,935	-		39,694
Trustees’ fees and expenses	12,102		9,598	-		21,700
Interest expense	3		191	-		194
Other	23,619		18,902	(600)	(b)	41,921
Total Expenses	5,888,435		3,919,440	(809,694)		8,998,181
Advisory Fee Waiver (1)	(662,525)	(c)	-	66,863	(d)	(595,662)
Net Expenses	5,225,910		3,919,440	(742,831)		8,402,519
NET INVESTMENT INCOME	24,726,792		23,897,191	742,831		49,366,814
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(1,480,564)		934,001	-		(546,563)
Net Realized Gain (Loss)	(1,480,564)		934,001	-		(546,563)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	2,303,344		(5,376,050)	-		(3,072,706)
Unfunded loan commitments	6,555		(16,583)	-		(10,028)
Change in Net Unrealized Appreciation (Depreciation)	2,309,899		(5,392,633)	-		(3,082,734)
NET GAIN (LOSS)	829,335		(4,458,632)	-		(3,629,297)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$25,556,127		$19,438,559	$742,831		$45,737,517

Foreign taxes withheld on dividends and interest	$-		$-	$-		$-

(a)	Adjustments reflect the reduction of the Floating Rate Loan Portfolio's gross advisory fee rate from 0.75% to 0.65% after the merger. Additionally, the Pro Forma Combined Portfolio will reach an advisory fee breakpoint at $1 billion in net assets, thereby lowering the advisory fee rate from 0.65% to 0.62% on net assets that exceed $1 billion (see Note 5 in Notes to Pro Forma Financial Statements).

(b)	Adjustments reflect the decrease in custodian, accounting, and transfer agent costs due to elimination of duplicate expenses achieved by merging the portfolios.

(c)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 5 in Notes to Pro Forma Financial Statements).

(d)	Adjustments reflect the Pro Forma Combined Portfolio's advisory fee waiver of 0.05% and the elimination of the Floating Rate Loan Portfolio's 0.10% advisory fee waiver after the merger (see Note 5 in Notes to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

 A-3

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO AND FLOATING RATE INCOME PORTFOLIO

Pro Forma Schedule of Investments

June 30, 2018 (Unaudited)

	Floating Rate Loan Portfolio (Acquired Fund)		Floating Rate Income Portfolio (Surviving Fund)		Floating Rate Income Portfolio (Pro Forma Combined)		% Of Net
Security	Shares	Value	Shares	Value	Shares	Value	Assets
COMMON STOCKS

Basic Materials

LyondellBasell Industries NV 'A'	132	$14,500			132	$14,500	0%

Communications

Answers Corp * Ω ± (Israel)	47,862	348,914			47,862	348,914
Cumulus Media Inc 'A' *	21,565	361,214			21,565	361,214
		710,128				710,128	0.1%
Consumer, Non-Cyclical

IAP Worldwide Services Inc Ω ±	121	1,407,733			121	1,407,733
Millennium Health LLC * ±	46,636	3,498			46,636	3,498
		1,411,231				1,411,231	0.1%
Energy

Fieldwood Energy LLC * ±	6,284	289,064			6,284	289,064
Nine Point Energy Holdings Ω ±	1,108	1,230			1,108	1,230
Paragon Offshore Finance Co 'A'	1,303	1,588			1,303	1,588
Paragon Offshore Finance Co 'B'	651	20,344			651	20,344
Samson Resources II LLC 'A' * ±	22,647	532,204			22,647	532,204
		844,430				844,430	0.1%
Financial

RCS Capital Corp * ±	33,878	2,354,521			33,878	2,354,521	0.2%

Industrial

Ameriforge Group Inc * Ω ±	11,605	789,140			11,605	789,140	0.1%

Utilities

Southcross Holdings Borrower LP *	52	-			52	-
Southcross Holdings Borrower LP 'A' * ±	52	13,780			52	13,780
		13,780				13,780	0%
Total Common Stocks		6,137,730				6,137,730	0.6%

	Principal Amount		Principal Amount		Principal Amount
CORPORATE BONDS & NOTES

Basic Materials

Allegheny Ludlum LLC
6.950% due 12/15/25	$15,000	15,300			$15,000	15,300
Allegheny Technologies Inc
5.950% due 01/15/21	90,000	90,900			90,000	90,900
7.875% due 08/15/23	65,000	70,200			65,000	70,200
Big River Steel LLC
7.250% due 09/01/25 ~	30,000	30,903			30,000	30,903
Eldorado Gold Corp (Canada)
6.125% due 12/15/20 ~	215,000	208,012			215,000	208,012
First Quantum Minerals Ltd (Zambia)
7.000% due 02/15/21 ~	25,000	25,297			25,000	25,297
7.500% due 04/01/25 ~	200,000	198,130			200,000	198,130
Freeport-McMoRan Inc
4.550% due 11/14/24	20,000	19,100			20,000	19,100
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	40,000	41,400			40,000	41,400

7.625% due 01/15/25 ~	70,000	73,675	70,000	73,675
Imperial Metals Corp (Canada)
7.000% due 03/15/19 ~	25,000	22,375	25,000	22,375
Mercer International Inc (Canada)
5.500% due 01/15/26 ~	20,000	19,450	20,000	19,450
New Gold Inc (Canada)
6.250% due 11/15/22 ~	110,000	111,375	110,000	111,375
6.375% due 05/15/25 ~	25,000	24,688	25,000	24,688
Olin Corp
5.000% due 02/01/30	30,000	28,462	30,000	28,462
Platform Specialty Products Corp
6.500% due 02/01/22 ~	70,000	71,400	70,000	71,400
PQ Corp
6.750% due 11/15/22 ~	160,000	168,600	160,000	168,600
SPCM SA (France)
4.875% due 09/15/25 ~	20,000	19,150	20,000	19,150
Teck Resources Ltd (Canada)
5.200% due 03/01/42	100,000	88,125	100,000	88,125
5.400% due 02/01/43	25,000	22,500	25,000	22,500
6.000% due 08/15/40	15,000	14,625	15,000	14,625
The Chemours Co
7.000% due 05/15/25	25,000	26,938	25,000	26,938
Tronox Finance PLC
5.750% due 10/01/25 ~	30,000	29,212	30,000	29,212
Valvoline Inc
5.500% due 07/15/24	15,000	15,188	15,000	15,188
Venator Finance SARL
5.750% due 07/15/25 ~	30,000	28,800	30,000	28,800
Versum Materials Inc
5.500% due 09/30/24 ~	75,000	76,230	75,000	76,230
WR Grace & Co
5.125% due 10/01/21 ~	55,000	56,375	55,000	56,375
		1,596,410		1,596,410	0.2%
Communications

Altice France SA (France)
6.000% due 05/15/22 ~	405,000	408,037	405,000	408,037
Altice US Finance I Corp
5.500% due 05/15/26 ~	200,000	193,500	200,000	193,500
Cablevision Systems Corp
5.875% due 09/15/22	55,000	54,725	55,000	54,725
8.000% due 04/15/20	20,000	21,044	20,000	21,044
CBS Radio Inc
7.250% due 11/01/24 ~	60,000	57,450	60,000	57,450
CCO Holdings LLC
5.000% due 02/01/28 ~	75,000	69,000	75,000	69,000
5.250% due 09/30/22	200,000	201,375	200,000	201,375
5.375% due 05/01/25 ~	155,000	150,350	155,000	150,350
5.750% due 02/15/26 ~	85,000	83,725	85,000	83,725
CenturyLink Inc
6.750% due 12/01/23	260,000	261,950	260,000	261,950
7.500% due 04/01/24	35,000	36,050	35,000	36,050
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	235,000	240,550	235,000	240,550
CommScope Technologies LLC
5.000% due 03/15/27 ~	65,000	61,344	65,000	61,344
6.000% due 06/15/25 ~	105,000	107,756	105,000	107,756
CSC Holdings LLC
5.250% due 06/01/24	100,000	94,750	100,000	94,750
6.750% due 11/15/21	100,000	105,000	100,000	105,000
10.125% due 01/15/23 ~	200,000	221,000	200,000	221,000
DISH DBS Corp
5.875% due 07/15/22	80,000	75,500	80,000	75,500
5.875% due 11/15/24	25,000	21,250	25,000	21,250
EIG Investors Corp
10.875% due 02/01/24	75,000	82,987	75,000	82,987
Frontier Communications Corp
6.875% due 01/15/25	80,000	51,900	80,000	51,900
10.500% due 09/15/22	35,000	31,938	35,000	31,938
Hughes Satellite Systems Corp
5.250% due 08/01/26	45,000	42,356	45,000	42,356

6.625% due 08/01/26	190,000	176,225			190,000	176,225
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	55,000	49,484			55,000	49,484
7.500% due 04/01/21	10,000	9,975			10,000	9,975
8.000% due 02/15/24 ~	60,000	63,150			60,000	63,150
Level 3 Financing Inc
5.250% due 03/15/26	85,000	81,056			85,000	81,056
5.375% due 01/15/24	105,000	103,162			105,000	103,162
Level 3 Parent LLC
5.750% due 12/01/22	15,000	15,038			15,000	15,038
MDC Partners Inc
6.500% due 05/01/24 ~	150,000	130,875			150,000	130,875
Netflix Inc
4.875% due 04/15/28 ~	65,000	62,037			65,000	62,037
5.875% due 02/15/25	90,000	92,546			90,000	92,546
Qualitytech LP
4.750% due 11/15/25 ~	30,000	28,229			30,000	28,229
Sirius XM Radio Inc
5.000% due 08/01/27 ~	50,000	46,875			50,000	46,875
6.000% due 07/15/24 ~	150,000	153,187			150,000	153,187
Sprint Capital Corp
6.875% due 11/15/28	30,000	28,875			30,000	28,875
Sprint Communications Inc
6.000% due 11/15/22	5,000	4,969			5,000	4,969
7.000% due 08/15/20	80,000	83,000			80,000	83,000
Sprint Corp
7.250% due 09/15/21	110,000	114,675			110,000	114,675
7.625% due 02/15/25	65,000	66,788			65,000	66,788
7.625% due 03/01/26	55,000	56,169			55,000	56,169
7.875% due 09/15/23	515,000	535,278	$2,600,000	$2,702,375	3,115,000	3,237,653
Symantec Corp
5.000% due 04/15/25 ~	35,000	33,985			35,000	33,985
T-Mobile USA Inc
4.500% due 02/01/26	40,000	37,400			40,000	37,400
4.750% due 02/01/28	5,000	4,631			5,000	4,631
6.500% due 01/15/26	240,000	247,728			240,000	247,728
Tribune Media Co
5.875% due 07/15/22	70,000	70,997			70,000	70,997
Virgin Media Secured Finance PLC (United Kingdom)
5.250% due 01/15/26 ~	200,000	185,750			200,000	185,750
Zayo Group LLC
5.750% due 01/15/27 ~	25,000	24,625			25,000	24,625
6.375% due 05/15/25	45,000	46,013			45,000	46,013
		5,226,259		2,702,375		7,928,634	0.7%
Consumer, Cyclical
AMC Entertainment Holdings Inc
5.875% due 11/15/26	30,000	28,950			30,000	28,950
6.125% due 05/15/27	100,000	97,500			100,000	97,500
American Tire Distributors Inc
10.250% due 03/01/22 ~	80,000	18,000			80,000	18,000
Beacon Roofing Supply Inc
4.875% due 11/01/25 ~	50,000	46,500			50,000	46,500
Caesars Resort Collection LLC
5.250% due 10/15/25 ~	122,000	115,747			122,000	115,747
Cinemark USA Inc
4.875% due 06/01/23	105,000	103,412			105,000	103,412
Constellation Merger Sub Inc
8.500% due 09/15/25 ~			1,250,000	1,195,313	1,250,000	1,195,313
Eldorado Resorts Inc
6.000% due 04/01/25	55,000	55,344			55,000	55,344
GLP Capital LP
5.375% due 04/15/26	75,000	74,438			75,000	74,438
Golden Nugget Inc
6.750% due 10/15/24 ~	145,000	145,389			145,000	145,389
8.750% due 10/01/25 ~	75,000	77,228			75,000	77,228
H&E Equipment Services Inc
5.625% due 09/01/25	15,000	14,775			15,000	14,775
Hilton Domestic Operating Co Inc
4.250% due 09/01/24	55,000	52,456			55,000	52,456
IRB Holding Corp

6.750% due 02/15/26 ~	45,000	43,088			45,000	43,088
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	45,000	46,463			45,000	46,463
10.250% due 11/15/22 ~	15,000	16,275			15,000	16,275
KAR Auction Services Inc
5.125% due 06/01/25 ~	160,000	153,200			160,000	153,200
L Brands Inc
6.875% due 11/01/35	55,000	49,225			55,000	49,225
Mattamy Group Corp (Canada)
6.500% due 10/01/25 ~	50,000	49,278			50,000	49,278
6.875% due 12/15/23 ~	75,000	76,395			75,000	76,395
Mattel Inc
6.750% due 12/31/25 ~			1,500,000	1,464,375	1,500,000	1,464,375
MGM Resorts International
7.750% due 03/15/22	305,000	333,212			305,000	333,212
Navistar International Corp
6.625% due 11/01/25 ~	115,000	118,737			115,000	118,737
NCL Corp Ltd
4.750% due 12/15/21 ~	40,000	40,000			40,000	40,000
New Red Finance Inc (Canada)
4.250% due 05/15/24 ~	95,000	90,488			95,000	90,488
4.625% due 01/15/22 ~	105,000	105,262			105,000	105,262
5.000% due 10/15/25 ~	134,000	127,461			134,000	127,461
Party City Holdings Inc
6.125% due 08/15/23 ~	135,000	136,350			135,000	136,350
Reliance Intermediate Holdings LP (Canada)
6.500% due 04/01/23 ~	200,000	208,475			200,000	208,475
Sabre GLBL Inc
5.250% due 11/15/23 ~	80,000	80,898			80,000	80,898
5.375% due 04/15/23 ~	35,000	35,525			35,000	35,525
SRS Distribution Inc
8.250% due 07/01/26 ~			1,075,000	1,069,625	1,075,000	1,069,625
TRI Pointe Group Inc
5.875% due 06/15/24	100,000	99,750			100,000	99,750
Viking Cruises Ltd
5.875% due 09/15/27 ~	160,000	151,600			160,000	151,600
6.250% due 05/15/25 ~	70,000	68,950			70,000	68,950
Wabash National Corp
5.500% due 10/01/25 ~	40,000	38,500			40,000	38,500
Wynn Las Vegas LLC
5.250% due 05/15/27 ~	15,000	14,044			15,000	14,044
		2,912,915		3,729,313		6,642,228	0.6%
Consumer, Non-Cyclical

Albertsons Cos Inc
6.085% (USD LIBOR + 3.750%) due 01/15/24 § ~			3,000,000	3,015,000	3,000,000	3,015,000
Booz Allen Hamilton Inc
5.125% due 05/01/25 ~	10,000	9,800			10,000	9,800
Catalent Pharma Solutions Inc
4.875% due 01/15/26 ~	110,000	105,907			110,000	105,907
Centene Corp
4.750% due 05/15/22	35,000	35,394			35,000	35,394
4.750% due 01/15/25	90,000	89,775			90,000	89,775
5.625% due 02/15/21	70,000	71,654			70,000	71,654
6.125% due 02/15/24	70,000	73,937			70,000	73,937
Central Garden & Pet Co
6.125% due 11/15/23	55,000	57,131			55,000	57,131
CHS/Community Health Systems Inc
6.250% due 03/31/23	95,000	87,400			95,000	87,400
Dean Foods Co
6.500% due 03/15/23 ~	65,000	62,969			65,000	62,969
Dole Food Co Inc
7.250% due 06/15/25 ~	165,000	164,175			165,000	164,175
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	45,000	45,572			45,000	45,572
Envision Healthcare Corp
5.625% due 07/15/22	45,000	45,984			45,000	45,984
6.250% due 12/01/24 ~	140,000	149,800			140,000	149,800
Flexi-Van Leasing Inc
10.000% due 02/15/23 ~	70,000	66,325			70,000	66,325
FTI Consulting Inc

6.000% due 11/15/22	325,000	334,344			325,000	334,344
Gartner Inc
5.125% due 04/01/25 ~	45,000	44,888			45,000	44,888
HCA Inc
5.875% due 02/15/26	100,000	101,125			100,000	101,125
6.500% due 02/15/20	25,000	26,094			25,000	26,094
7.500% due 02/15/22	390,000	425,100			390,000	425,100
Hologic Inc
4.375% due 10/15/25 ~	70,000	67,025			70,000	67,025
IHS Markit Ltd
5.000% due 11/01/22 ~	95,000	96,306			95,000	96,306
inVentiv Group Holdings Inc
7.500% due 10/01/24 ~	138,000	145,245			138,000	145,245
Jaguar Holding Co II
6.375% due 08/01/23 ~	165,000	164,620			165,000	164,620
Kinetic Concepts Inc
7.875% due 02/15/21 ~	230,000	233,737			230,000	233,737
12.500% due 11/01/21 ~	90,000	99,900			90,000	99,900
Laureate Education Inc
8.250% due 05/01/25 ~	105,000	112,547			105,000	112,547
MPH Acquisition Holdings LLC
7.125% due 06/01/24 ~	295,000	303,112			295,000	303,112
Pilgrim's Pride Corp
5.750% due 03/15/25 ~	25,000	24,063			25,000	24,063
5.875% due 09/30/27 ~	25,000	23,250			25,000	23,250
Polaris Intermediate Corp
8.500% PIK due 12/01/22 ~	115,000	119,025			115,000	119,025
Post Holdings Inc
5.000% due 08/15/26 ~	75,000	70,125			75,000	70,125
5.500% due 03/01/25 ~	65,000	63,619			65,000	63,619
5.625% due 01/15/28 ~	50,000	47,063			50,000	47,063
5.750% due 03/01/27 ~	100,000	96,750			100,000	96,750
8.000% due 07/15/25 ~	35,000	38,981			35,000	38,981
Prime Security Services Borrower LLC
9.250% due 05/15/23 ~	101,000	108,070	3,851,000	4,120,570	3,952,000	4,228,640
Spectrum Brands Inc
5.750% due 07/15/25	130,000	129,025			130,000	129,025
6.625% due 11/15/22	45,000	46,575			45,000	46,575
Team Health Holdings Inc
6.375% due 02/01/25 ~	75,000	64,875			75,000	64,875
Teleflex Inc
4.625% due 11/15/27	40,000	37,950			40,000	37,950
5.250% due 06/15/24	35,000	36,225			35,000	36,225
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	72,188			70,000	72,188
6.750% due 06/15/23	15,000	14,981			15,000	14,981
7.500% due 01/01/22 ~	25,000	26,094			25,000	26,094
8.125% due 04/01/22	65,000	68,088			65,000	68,088
The Nielsen Co Luxembourg SARL
5.500% due 10/01/21 ~	50,000	50,375			50,000	50,375
The ServiceMaster Co LLC
7.450% due 08/15/27	80,000	85,400			80,000	85,400
TMS International Corp
7.250% due 08/15/25 ~	55,000	56,375			55,000	56,375
United Rentals North America Inc
5.500% due 05/15/27	10,000	9,725			10,000	9,725
US Foods Inc
5.875% due 06/15/24 ~	150,000	153,375			150,000	153,375
Valeant Pharmaceuticals International
6.750% due 08/15/21 ~			3,500,000	3,539,375	3,500,000	3,539,375
Valeant Pharmaceuticals International Inc
5.500% due 11/01/25 ~	25,000	24,731			25,000	24,731
5.625% due 12/01/21 ~	50,000	49,375	1,000,000	987,500	1,050,000	1,036,875
6.500% due 03/15/22 ~	50,000	51,938			50,000	51,938
7.000% due 03/15/24 ~	105,000	110,217			105,000	110,217
7.500% due 07/15/21 ~	140,000	142,450			140,000	142,450
9.000% due 12/15/25 ~	65,000	67,681			65,000	67,681
Vizient Inc
10.375% due 03/01/24 ~	75,000	83,062			75,000	83,062
WellCare Health Plans Inc
5.250% due 04/01/25	125,000	124,687			125,000	124,687
		5,316,204		11,662,445		16,978,649	1.6%

Energy

Andeavor Logistics LP
5.250% due 01/15/25	10,000	10,261	10,000	10,261
Antero Midstream Partners LP
5.375% due 09/15/24	35,000	35,438	35,000	35,438
Antero Resources Corp
5.375% due 11/01/21	145,000	147,356	145,000	147,356
5.625% due 06/01/23	10,000	10,175	10,000	10,175
Berry Petroleum Co LLC
7.000% due 02/15/26 ~	55,000	56,375	55,000	56,375
Canbriam Energy Inc (Canada)
9.750% due 11/15/19 ~	100,000	101,500	100,000	101,500
Centennial Resource Production LLC
5.375% due 01/15/26 ~	25,000	24,375	25,000	24,375
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	175,000	182,656	175,000	182,656
Cheniere Energy Partners LP
5.250% due 10/01/25 ~	60,000	58,677	60,000	58,677
Chesapeake Energy Corp
8.000% due 12/15/22 ~	6,000	6,321	6,000	6,321
CrownRock LP
5.625% due 10/15/25 ~	160,000	154,800	160,000	154,800
CVR Refining LLC
6.500% due 11/01/22	230,000	235,750	230,000	235,750
Denbury Resources Inc
9.000% due 05/15/21 ~	15,000	15,933	15,000	15,933
Diamondback Energy Inc
4.750% due 11/01/24	20,000	19,575	20,000	19,575
5.375% due 05/31/25	45,000	45,169	45,000	45,169
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	40,000	38,900	40,000	38,900
5.750% due 01/30/28 ~	55,000	53,831	55,000	53,831
Energy Transfer Equity LP
5.875% due 01/15/24	65,000	66,787	65,000	66,787
Energy Transfer Partners LP
6.250% due 02/15/23	30,000	27,844	30,000	27,844
EP Energy LLC
8.000% due 11/29/24 ~	35,000	35,525	35,000	35,525
8.000% due 02/15/25 ~	35,000	27,300	35,000	27,300
Extraction Oil & Gas Inc
5.625% due 02/01/26 ~	100,000	95,881	100,000	95,881
7.375% due 05/15/24 ~	20,000	21,050	20,000	21,050
Great Western Petroleum LLC
9.000% due 09/30/21 ~	95,000	97,850	95,000	97,850
Gulfport Energy Corp
6.000% due 10/15/24	45,000	43,538	45,000	43,538
6.625% due 05/01/23	95,000	96,187	95,000	96,187
Holly Energy Partners LP
6.000% due 08/01/24 ~	20,000	20,300	20,000	20,300
Matador Resources Co
6.875% due 04/15/23	70,000	73,500	70,000	73,500
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	80,000	78,473	80,000	78,473
Murphy Oil USA Inc
5.625% due 05/01/27	20,000	19,625	20,000	19,625
6.000% due 08/15/23	190,000	195,225	190,000	195,225
Nabors Industries Inc
4.625% due 09/15/21	10,000	9,825	10,000	9,825
5.750% due 02/01/25 ~	80,000	75,800	80,000	75,800
Newfield Exploration Co
5.625% due 07/01/24	205,000	217,044	205,000	217,044
NGPL PipeCo LLC
4.375% due 08/15/22 ~	15,000	14,906	15,000	14,906
Oasis Petroleum Inc
6.875% due 01/15/23	35,000	35,656	35,000	35,656
Parsley Energy LLC
5.250% due 08/15/25 ~	45,000	44,437	45,000	44,437
5.375% due 01/15/25 ~	45,000	44,887	45,000	44,887
5.625% due 10/15/27 ~	37,000	36,815	37,000	36,815
6.250% due 06/01/24 ~	60,000	62,400	60,000	62,400

Pattern Energy Group Inc
5.875% due 02/01/24 ~	10,000	10,025	10,000	10,025
PBF Holding Co LLC
7.000% due 11/15/23	30,000	31,200	30,000	31,200
7.250% due 06/15/25	35,000	36,881	35,000	36,881
PBF Logistics LP
6.875% due 05/15/23	75,000	76,031	75,000	76,031
Plains All American Pipeline LP
6.125% due 11/15/22	70,000	65,975	70,000	65,975
Precision Drilling Corp (Canada)
6.500% due 12/15/21	5,592	5,739	5,592	5,739
7.125% due 01/15/26 ~	20,000	20,590	20,000	20,590
7.750% due 12/15/23	5,000	5,288	5,000	5,288
QEP Resources Inc
5.625% due 03/01/26	27,000	25,886	27,000	25,886
Resolute Energy Corp
8.500% due 05/01/20	20,000	20,000	20,000	20,000
RSP Permian Inc
6.625% due 10/01/22	130,000	136,916	130,000	136,916
SESI LLC
7.750% due 09/15/24 ~	10,000	10,313	10,000	10,313
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	65,000	62,644	65,000	62,644
6.750% due 05/01/23 ~	90,000	93,600	90,000	93,600
6.875% due 06/30/23 ~	55,000	56,994	55,000	56,994
Shelf Drilling Holdings Ltd (United Arab Emirates)
8.250% due 02/15/25 ~	70,000	70,787	70,000	70,787
SM Energy Co
6.125% due 11/15/22	10,000	10,300	10,000	10,300
6.500% due 01/01/23	95,000	96,425	95,000	96,425
6.750% due 09/15/26	38,000	38,285	38,000	38,285
SunCoke Energy Partners LP
7.500% due 06/15/25 ~	130,000	132,925	130,000	132,925
Sunoco LP
4.875% due 01/15/23 ~	40,000	38,500	40,000	38,500
5.500% due 02/15/26 ~	16,000	15,200	16,000	15,200
Tallgrass Energy Partners LP
5.500% due 01/15/28 ~	125,000	123,750	125,000	123,750
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	25,000	24,188	25,000	24,188
5.000% due 01/31/28 ~	40,000	38,050	40,000	38,050
6.625% due 06/15/25 ~	25,000	26,719	25,000	26,719
The Williams Cos Inc
3.700% due 01/15/23	100,000	97,250	100,000	97,250
4.550% due 06/24/24	10,000	10,050	10,000	10,050
5.750% due 06/24/44	10,000	10,388	10,000	10,388
Transocean Inc
7.500% due 01/15/26 ~	30,000	30,544	30,000	30,544
Trinidad Drilling Ltd (Canada)
6.625% due 02/15/25 ~	65,000	62,887	65,000	62,887
Weatherford International Ltd
8.250% due 06/15/23	15,000	14,919	15,000	14,919
9.875% due 02/15/24	35,000	35,514	35,000	35,514
Whiting Petroleum Corp
6.625% due 01/15/26 ~	85,000	87,762	85,000	87,762
WildHorse Resource Development Corp
6.875% due 02/01/25	90,000	92,250	90,000	92,250
		4,352,722		4,352,722	0.4%
Financial

Alliance Data Systems Corp
5.875% due 11/01/21 ~	65,000	66,463	65,000	66,463
Alliant Holdings Intermediate LLC
8.250% due 08/01/23 ~	90,000	93,139	90,000	93,139
Ally Financial Inc
8.000% due 12/31/18	75,000	76,594	75,000	76,594
CIT Group Inc
6.125% due 03/09/28	25,000	25,750	25,000	25,750
Equinix Inc REIT
5.375% due 05/15/27	40,000	40,000	40,000	40,000
5.875% due 01/15/26	125,000	126,937	125,000	126,937

ESH Hospitality Inc REIT
5.250% due 05/01/25 ~	165,000	159,637	165,000	159,637
FBM Finance Inc
8.250% due 08/15/21 ~	130,000	136,012	130,000	136,012
Five Point Operating Co LP
7.875% due 11/15/25 ~	90,000	91,912	90,000	91,912
Greystar Real Estate Partners LLC
5.750% due 12/01/25 ~	155,000	150,737	155,000	150,737
Icahn Enterprises LP
6.250% due 02/01/22	90,000	92,025	90,000	92,025
6.375% due 12/15/25	30,000	30,113	30,000	30,113
JPMorgan Chase & Co
6.750% due 02/01/24	25,000	27,219	25,000	27,219
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	35,000	32,681	35,000	32,681
5.625% due 05/01/24	85,000	86,488	85,000	86,488
Navient Corp
5.000% due 10/26/20	45,000	45,000	45,000	45,000
5.500% due 01/15/19	140,000	141,295	140,000	141,295
RHP Hotel Properties LP REIT
5.000% due 04/15/23	55,000	54,863	55,000	54,863
SBA Communications Corp REIT
4.000% due 10/01/22 ~	40,000	38,450	40,000	38,450
4.875% due 09/01/24	15,000	14,386	15,000	14,386
VICI Properties 1 LLC REIT
8.000% due 10/15/23	277,131	309,001	277,131	309,001
		1,838,702		1,838,702	0.2%
Industrial

Advanced Disposal Services Inc
5.625% due 11/15/24 ~	50,000	49,875	50,000	49,875
Ardagh Packaging Finance PLC (Ireland)
6.000% due 02/15/25 ~	50,000	48,812	50,000	48,812
Berry Global Inc
6.000% due 10/15/22	45,000	46,485	45,000	46,485
BlueLine Rental Finance Corp
9.250% due 03/15/24 ~	40,000	42,656	40,000	42,656
Bombardier Inc (Canada)
6.000% due 10/15/22 ~	40,000	40,038	40,000	40,038
6.125% due 01/15/23 ~	5,000	5,038	5,000	5,038
7.500% due 12/01/24 ~	45,000	47,475	45,000	47,475
Builders FirstSource Inc
5.625% due 09/01/24 ~	115,000	112,556	115,000	112,556
BWAY Holding Co
5.500% due 04/15/24 ~	45,000	43,988	45,000	43,988
7.250% due 04/15/25 ~	25,000	24,438	25,000	24,438
Clean Harbors Inc
5.125% due 06/01/21	45,000	45,281	45,000	45,281
Cleaver-Brooks Inc
7.875% due 03/01/23 ~	25,000	25,813	25,000	25,813
Cloud Crane LLC
10.125% due 08/01/24 ~	10,000	10,775	10,000	10,775
Covanta Holding Corp
5.875% due 03/01/24	40,000	39,500	40,000	39,500
5.875% due 07/01/25	30,000	29,025	30,000	29,025
6.375% due 10/01/22	65,000	66,544	65,000	66,544
Crown Americas LLC
4.750% due 02/01/26 ~	30,000	28,575	30,000	28,575
DAE Funding LLC (United Arab Emirates)
4.500% due 08/01/22 ~	40,000	38,900	40,000	38,900
5.000% due 08/01/24 ~	70,000	67,410	70,000	67,410
GFL Environmental Inc (Canada)
5.375% due 03/01/23 ~	70,000	64,925	70,000	64,925
Huntington Ingalls Industries Inc
5.000% due 11/15/25 ~	35,000	36,288	35,000	36,288
Northrop Grumman Innovation Systems Inc
5.250% due 10/01/21 ~	60,000	61,695	60,000	61,695
Novelis Corp
5.875% due 09/30/26 ~	55,000	52,800	55,000	52,800
6.250% due 08/15/24 ~	40,000	40,100	40,000	40,100
Owens-Brockway Glass Container Inc

5.875% due 08/15/23 ~	120,000	121,800	120,000	121,800
6.375% due 08/15/25 ~	130,000	133,900	130,000	133,900
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	115,000	114,282	115,000	114,282
5.500% due 02/15/24 ~	50,000	49,489	50,000	49,489
Standard Industries Inc
5.500% due 02/15/23 ~	65,000	66,381	65,000	66,381
6.000% due 10/15/25 ~	125,000	125,937	125,000	125,937
Tervita Escrow Corp (Canada)
7.625% due 12/01/21 ~	70,000	71,750	70,000	71,750
The Hillman Group Inc
6.375% due 07/15/22 ~	90,000	86,625	90,000	86,625
TransDigm Inc
5.500% due 10/15/20	20,000	20,025	20,000	20,025
6.000% due 07/15/22	125,000	125,975	125,000	125,975
6.500% due 07/15/24	120,000	122,400	120,000	122,400
6.500% due 05/15/25	35,000	35,481	35,000	35,481
Waste Pro USA Inc
5.500% due 02/15/26 ~	145,000	139,744	145,000	139,744
Watco Cos LLC
6.375% due 04/01/23 ~	70,000	71,400	70,000	71,400
Welbilt Inc
9.500% due 02/15/24	95,000	105,094	95,000	105,094
Wrangler Buyer Corp
6.000% due 10/01/25 ~	135,000	128,250	135,000	128,250
XPO Logistics Inc
6.125% due 09/01/23 ~	25,000	25,618	25,000	25,618
		2,613,143		2,613,143	0.2%
Technology

Camelot Finance SA
7.875% due 10/15/24 ~	40,000	40,200	40,000	40,200
Dell International LLC
7.125% due 06/15/24 ~	140,000	148,447	140,000	148,447
Entegris Inc
4.625% due 02/10/26 ~	70,000	67,025	70,000	67,025
Exela Intermediate LLC
10.000% due 07/15/23 ~	50,000	51,313	50,000	51,313
First Data Corp
5.000% due 01/15/24 ~	30,000	29,888	30,000	29,888
Infor Software Parent LLC
7.125% Cash or 7.875% PIK due 05/01/21 ~	95,000	95,594	95,000	95,594
Infor US Inc
6.500% due 05/15/22	75,000	75,656	75,000	75,656
j2 Cloud Services LLC
6.000% due 07/15/25 ~	115,000	117,012	115,000	117,012
Riverbed Technology Inc
8.875% due 03/01/23 ~	195,000	185,591	195,000	185,591
Seagate HDD Cayman
4.750% due 01/01/25	25,000	24,003	25,000	24,003
Sensata Technologies UK Financing Co PLC
6.250% due 02/15/26 ~	200,000	209,000	200,000	209,000
Solera LLC
10.500% due 03/01/24 ~	65,000	72,516	65,000	72,516
West Corp
8.500% due 10/15/25 ~	65,000	59,637	65,000	59,637
Western Digital Corp
4.750% due 02/15/26	130,000	126,669	130,000	126,669
		1,302,551		1,302,551	0.1%
Utilities

AES Corp
4.000% due 03/15/21	40,000	39,900	40,000	39,900
5.125% due 09/01/27	5,000	5,000	5,000	5,000
5.500% due 04/15/25	189,000	191,362	189,000	191,362
AES Corp
6.000% due 05/15/26	25,000	26,000	25,000	26,000
AmeriGas Partners LP
5.500% due 05/20/25	35,000	34,081	35,000	34,081
Calpine Corp

5.250% due 06/01/26 ~	40,000	37,850			40,000	37,850
5.750% due 01/15/25	80,000	73,350			80,000	73,350
NextEra Energy Operating Partners LP
4.250% due 09/15/24 ~	25,000	24,125			25,000	24,125
NRG Energy Inc
5.750% due 01/15/28 ~	55,000	54,175			55,000	54,175
7.250% due 05/15/26	75,000	80,250			75,000	80,250
NRG Yield Operating LLC
5.000% due 09/15/26	45,000	43,088			45,000	43,088
5.375% due 08/15/24	40,000	40,200			40,000	40,200
Vistra Energy Corp
7.375% due 11/01/22	45,000	47,137			45,000	47,137
7.625% due 11/01/24	75,000	80,344			75,000	80,344
8.000% due 01/15/25 ~	30,000	32,354			30,000	32,354
8.125% due 01/30/26 ~	70,000	76,300			70,000	76,300
		885,516				885,516	0.1%

Total Corporate Bonds & Notes		26,044,422		18,094,133		44,138,555	4.1%

SENIOR LOAN NOTES

Basic Materials

Aleris International Inc
6.856% (USD LIBOR + 4.750%)
due 02/08/23 §			2,500,000	2,482,813	2,500,000	2,482,813
Alpha 3 BV Term B1 (Netherlands)
5.334% (USD LIBOR + 3.000%)
due 01/31/24 §	1,591,032	1,596,999			1,591,032	1,596,999
Aruba Investments Inc Term B
5.344% (USD LIBOR + 3.250%)
due 02/02/22 §	235,623	235,915			235,623	235,915
Berlin Packaging LLC Term B
5.043% (USD LIBOR + 3.000%)
due 11/07/25 §	150,000	149,397			150,000	149,397
Emerald Performance Materials LLC
5.594% (USD LIBOR + 3.500%)
due 08/01/21 §	406,796	410,229			406,796	410,229
Ferro Corp
Term B1
4.584% (USD LIBOR + 2.250%)
due 02/14/24 §	246,881	246,676			246,881	246,676
Term B2
4.584% (USD LIBOR + 2.250%)
due 02/14/24 §	214,248	214,070			214,248	214,070
Term B3
4.584% (USD LIBOR + 2.250%)
due 02/14/24 §	209,690	209,515			209,690	209,515
Flint Group GmbH Term C (Germany)
5.359% (USD LIBOR + 3.000%)
due 09/07/21 §	129,714	122,039			129,714	122,039
Flint Group US LLC Term B2
5.359% (USD LIBOR + 3.000%)
due 09/07/21 §	784,661	738,235			784,661	738,235
GrafTech Finance Inc Term B
5.505% (USD LIBOR + 3.500%)
due 02/12/25 §	2,150,000	2,141,938			2,150,000	2,141,938
Ineos US Finance LLC Term B
4.094% (USD LIBOR + 2.000%)
due 03/31/24 §	2,761,125	2,755,208			2,761,125	2,755,208
Invictus US LLC
5.099% (USD LIBOR + 3.000%)
due 03/28/25 §	399,000	399,249			399,000	399,249
Kraton Polymers LLC
4.594% (USD LIBOR + 2.500%)
due 03/05/25 §	1,124,278	1,124,278			1,124,278	1,124,278
MacDermid Inc Term B6
5.094% (USD LIBOR + 3.000%)
due 06/07/23 §	1,018,360	1,021,543	5,768,103	5,786,128	6,786,463	6,807,671
Minerals Technologies Inc Term B
4.397% (USD LIBOR + 2.250%)
due 02/14/24 §	1,030,554	1,039,571			1,030,554	1,039,571

New Day Aluminum LLC
5.000% Cash or PIK due 10/28/20 § Ω ±	39,426	23,655			39,426	23,655
Noranda Aluminum Acquisition Corp Term B
0.000% due 02/28/19 * § Ψ Ω ±	559,416	43,131			559,416	43,131
Orion Engineered Carbons GmbH Term B (Germany)
4.334% (USD LIBOR + 2.000%)
due 07/25/24 §	872,558	875,830			872,558	875,830
Phoenix Services International LLC
5.751% (USD LIBOR + 3.750%)
due 03/01/25 §	723,188	728,159			723,188	728,159
PQ Corp Term B
4.594% (USD LIBOR + 2.500%)
due 02/08/25 §	2,166,287	2,164,708			2,166,287	2,164,708
Prince Minerals Inc
5.899% (USD LIBOR + 3.500%)
due 03/20/25 §	299,250	299,811			299,250	299,811
Solenis International LP
due 12/18/23 ∞			3,500,000	3,496,353	3,500,000	3,496,353
Tata Chemicals North American Inc Term B
5.125% (USD LIBOR + 2.750%)
due 08/07/20 §	661,595	663,662			661,595	663,662
Tronox Blocked Borrower LLC Term B
5.094% (USD LIBOR + 3.000%)
due 09/22/24 §	564,026	564,790			564,026	564,790
Tronox Finance LLC Term B
5.094% (USD LIBOR + 3.000%)
due 09/22/24 §	1,301,599	1,303,361			1,301,599	1,303,361
Unifrax Corp Term B
5.834% (USD LIBOR + 3.500%)
due 04/04/24 §	346,507	347,589			346,507	347,589
Venator Materials Corp Term B
5.094% (USD LIBOR + 3.000%)
due 08/08/24 §	322,563	326,595			322,563	326,595
Versum Materials Inc
4.334% (USD LIBOR + 2.000%)
due 09/29/23 §	368,438	368,821			368,438	368,821
		20,114,974		11,765,294		31,880,268	3.0%
Communications

ALM Media Holdings Inc
6.834% (USD LIBOR + 4.500%)
due 07/31/20 §	334,873	298,456			334,873	298,456
Altice US Finance I Corp Term B
4.344% (USD LIBOR + 2.250%)
due 07/28/25 §			5,940,000	5,935,052	5,940,000	5,935,052
Ancestrycom Operations Inc
5.350% (USD LIBOR + 3.250%)
due 10/19/23 §	1,986,102	1,985,274			1,986,102	1,985,274
Answers Finance LLC (2nd Lien)
12.900% (PRIME + 7.900%)
due 09/15/21 §	246,165	241,241			246,165	241,241
Campaign Monitor Finance Property Ltd (Australia)
7.584% (USD LIBOR + 5.250%)
due 03/18/21 § Ω ±	561,555	563,688			561,555	563,688
CenturyLink Inc Term B
4.844% (USD LIBOR + 2.750%)
due 01/31/25 §	2,313,375	2,269,585			2,313,375	2,269,585
Charter Communications Operating LLC Term B
4.100% (USD LIBOR + 2.000%)
due 04/30/25 §			3,482,500	3,483,291	3,482,500	3,483,291
Consolidated Communications Inc Term B
5.100% (USD LIBOR + 3.000%)
due 10/04/23 §	418,358	413,756			418,358	413,756
CPI International Inc
5.594% (USD LIBOR + 3.500%)
due 07/26/24 §	545,875	546,557			545,875	546,557
CSC Holdings LLC
4.323% (USD LIBOR + 2.250%)
due 07/17/25 §			5,940,000	5,904,301	5,940,000	5,904,301
Term B
4.573% (USD LIBOR + 2.500%)

due 01/25/26 §	1,075,000	1,073,253	2,500,000	2,495,938	3,575,000	3,569,191
Cumulus Media New Holdings Inc
6.600% (USD LIBOR + 4.500%)
due 05/15/22 § ∞	1,678,734	1,671,390			1,678,734	1,671,390
Digicel International Finance Ltd Term B (Bermuda)
5.610% (USD LIBOR + 3.250%)
due 05/28/24 §	1,761,690	1,697,828			1,761,690	1,697,828
EIG Investors Corp
6.075% (USD LIBOR + 3.750%)
due 02/09/23 §	3,191,979	3,193,974			3,191,979	3,193,974
Entravision Communications Corp Term B
4.844% (USD LIBOR + 2.750%)
due 11/29/24 §	893,250	883,759			893,250	883,759
Extreme Reach Inc
8.350% (USD LIBOR + 6.250%)
due 02/07/20 §	394,032	393,540			394,032	393,540
Frontier Communications Corp
8.375% (PRIME + 3.375%)
due 12/15/19 §			4,909,919	4,922,194	4,909,919	4,922,194
Term B
due 06/15/24 ∞			2,250,000	2,222,325	2,250,000	2,222,325
Term B1
5.850% (USD LIBOR + 3.750%)
due 06/15/24 §	1,559,250	1,552,916			1,559,250	1,552,916
Getty Images Inc Term B
5.594% (USD LIBOR + 3.500%)
due 10/18/19 §	1,431,162	1,386,055			1,431,162	1,386,055
Global Eagle Entertainment Inc
9.358% (USD LIBOR + 7.500%)
due 01/06/23 §	702,344	717,269			702,344	717,269
Gray Television Inc Term B
4.251% (USD LIBOR + 2.250%)
due 02/07/24 §	197,000	196,631			197,000	196,631
Hubbard Radio LLC Term B
5.100% (USD LIBOR + 3.000%)
due 03/28/25 §	547,089	548,457			547,089	548,457
iHeartCommunications Inc
Term D
8.443% (USD LIBOR + 6.750%) due 01/30/19 § Ψ	1,102,586	844,857			1,102,586	844,857
Term E
9.193% (USD LIBOR + 7.500%) due 07/30/19 § Ψ	354,610	271,055			354,610	271,055
Infoblox Inc
6.594% (USD LIBOR + 4.500%)
due 11/07/23 §	1,792,057	1,802,698			1,792,057	1,802,698
Information Resources Inc
6.569% (USD LIBOR + 4.250%)
due 01/18/24 §	1,999,688	2,002,811			1,999,688	2,002,811
Intelsat Jackson Holdings SA (Luxembourg)
Term B3
5.853% (USD LIBOR + 3.750%)
due 11/27/23 §			5,000,000	4,997,265	5,000,000	4,997,265
Term B4
6.603% (USD LIBOR + 4.500%)
due 01/02/24 §	1,300,000	1,356,875			1,300,000	1,356,875
IPC Corp Term B
6.860% (USD LIBOR + 4.500%)
due 08/06/21 §	712,274	696,248			712,274	696,248
JD Power & Associates
6.344% (USD LIBOR + 4.250%)
due 09/07/23 §	689,606	692,192			689,606	692,192
Lamar Media Corp Term B
3.875% (USD LIBOR + 1.750%)
due 03/14/25 §	423,937	423,937			423,937	423,937
Match Group Inc Term B
4.585% (USD LIBOR + 2.500%)
due 11/16/22 §	426,563	429,229			426,563	429,229
Mediacom Illinois LLC Term N
3.740% (USD LIBOR + 1.750%)
due 02/15/24 §	411,291	410,777			411,291	410,777
MTN Infrastructure TopCo Inc Term B
5.094% (USD LIBOR + 3.000%)
due 11/15/24 §			5,236,875	5,251,056	5,236,875	5,251,056

NEP/NCP Holdco Inc
5.344% (USD LIBOR + 3.250%)
due 07/21/22 §			1,483,091	1,481,237	1,483,091	1,481,237
Numericable Group SA (France)
Term B11
4.844% (USD LIBOR + 2.750%)
due 07/31/25 §	1,138,500	1,120,474			1,138,500	1,120,474
Term B12
5.348% (USD LIBOR + 3.000%)
due 01/31/26 §	497,500	490,348			497,500	490,348
Ping Identity Corp Term B
5.844% (USD LIBOR + 3.750%)
due 01/22/25 §	300,000	300,000			300,000	300,000
Plantronics Inc Term B
due 05/30/25 ∞	850,000	849,203			850,000	849,203
ProQuest LLC Term B
5.844% (USD LIBOR + 3.750%)
due 10/24/21 §	948,455	955,272			948,455	955,272
Raycom TV Broadcasting LLC Term B
4.344% (USD LIBOR + 2.250%)
due 08/23/24 §	893,250	894,088			893,250	894,088
Red Ventures LLC
6.094% (USD LIBOR + 4.000%)
due 11/08/24 §	1,017,313	1,023,943			1,017,313	1,023,943
SBA Senior Finance II LLC Term B
4.100% (USD LIBOR + 2.000%)
due 04/11/25 §	1,419,687	1,414,997			1,419,687	1,414,997
Shutterfly Inc Term B2
4.850% (USD LIBOR + 2.750%)
due 08/17/24 §	450,000	451,350			450,000	451,350
Sinclair Television Group Inc Term B
due 12/12/24 ∞	2,500,000	2,499,362			2,500,000	2,499,362
Sprint Communications Inc Term B
4.625% (USD LIBOR + 2.500%)
due 02/02/24 §	2,123,125	2,114,501	7,912,525	7,880,384	10,035,650	9,994,885
SurveyMonkey Inc
6.600% (USD LIBOR + 4.500%)
due 04/13/24 §	1,014,750	1,013,482			1,014,750	1,013,482
Switch Ltd Term B
4.344% (USD LIBOR + 2.250%)
due 06/27/24 §	222,750	223,214			222,750	223,214
TDC AS (Denmark)
due 05/31/25 ∞	1,175,000	1,173,898			1,175,000	1,173,898
Telenet Financing USD LLC Term AN
4.323% (USD LIBOR + 2.250%)
due 08/17/26 §	1,425,000	1,416,762			1,425,000	1,416,762
Telesat Canada Term B4 (Canada)
4.840% (USD LIBOR + 2.500%)
due 11/17/23 §	2,845,215	2,848,155			2,845,215	2,848,155
Uber Technologies
5.547% (USD LIBOR + 3.500%)
due 07/13/23 §	4,531,843	4,571,497	6,887,374	6,947,639	11,419,217	11,519,136
6.001% (USD LIBOR + 4.000%)
due 04/04/25 §	1,225,000	1,232,350	1,000,000	1,006,000	2,225,000	2,238,350
Unitymedia Finance LLC Term D
4.323% (USD LIBOR + 2.250%)
due 01/15/26 §	800,000	797,000			800,000	797,000
Univision Communications Inc Term C5
4.844% (USD LIBOR + 2.750%)
due 03/15/24 §	4,629,820	4,482,656			4,629,820	4,482,656
UPC Financing Partnership Term AR
4.573% (USD LIBOR + 2.500%)
due 01/15/26 §	1,500,000	1,485,562			1,500,000	1,485,562
Vestcom Parent Holdings Inc
6.094% (USD LIBOR + 4.000%)
due 12/19/23 §	1,754,320	1,749,934			1,754,320	1,749,934
Virgin Media Bristol LLC Term K
4.573% (USD LIBOR + 2.500%)
due 01/15/26 §	4,500,000	4,473,279			4,500,000	4,473,279
Vivid Seats Ltd
5.594% (USD LIBOR + 3.500%)
due 06/30/24 §	866,250	861,377			866,250	861,377

West Corp
6.094% (USD LIBOR + 4.000%)
due 10/10/24 §	920,375	918,485			920,375	918,485
Term B1
5.594% (USD LIBOR + 3.500%)
due 10/10/24 §	200,000	199,625			200,000	199,625
Ziggo Secured Finance Partnership Term E
4.573% (USD LIBOR + 2.500%)
due 04/15/25 §	5,150,000	5,103,331			5,150,000	5,103,331
		73,228,453		52,526,682		125,755,135	11.9%
Consumer, Cyclical

24 Hour Fitness Worldwide Inc Term B
5.594% (USD LIBOR + 3.500%)
due 05/24/25 §			1,250,000	1,248,438	1,250,000	1,248,438
Agro Merchants NAI Holdings LLC Term B
6.084% (USD LIBOR + 3.750%)
due 12/06/24 §	323,420	324,633			323,420	324,633
American Axle & Manufacturing Inc Term B
4.350% (USD LIBOR + 2.250%)
due 04/06/24 §	1,896,125	1,891,859			1,896,125	1,891,859
American Builders & Contractors Supply Co Inc Term B
4.094% (USD LIBOR + 2.000%)
due 10/31/23 §	1,580,000	1,569,945			1,580,000	1,569,945
Ascena Retail Group Inc Term B
6.625% (USD LIBOR + 4.500%)
due 08/21/22 §	1,113,319	997,534			1,113,319	997,534
Bass Pro Group LLC Term B
7.094% (USD LIBOR + 5.000%)
due 09/25/24 §	794,000	797,225	4,887,688	4,907,542	5,681,688	5,704,767
BBB Industries US Holdings Inc
due 06/26/25 ∞			1,500,000	1,485,000	1,500,000	1,485,000
Belk Inc
7.088% (USD LIBOR + 4.750%)
due 12/12/22 § ∞			3,294,990	2,568,260	3,294,990	2,568,260
BJ's Wholesale Club Inc
5.530% (USD LIBOR + 3.500%)
due 02/03/24 §	593,990	594,658	1,042,199	1,043,372	1,636,189	1,638,030
(2nd Lien)
9.530% (USD LIBOR + 7.500%)
due 02/03/25 §			1,941,719	1,965,020	1,941,719	1,965,020
Boyd Gaming Corp Term B3
4.488% (USD LIBOR + 2.500%)
due 09/15/23 §	2,147,459	2,156,470			2,147,459	2,156,470
Caesars Resort Collection LLC Term B
4.844% (USD LIBOR + 2.750%)
due 12/22/24 §			1,990,000	1,988,933	1,990,000	1,988,933
CDS US Intermediate Holdings Inc
5.844% (USD LIBOR + 3.750%)
due 07/08/22 §	799,810	794,025			799,810	794,025
CEC Entertainment Inc Term B
5.344% (USD LIBOR + 3.250%)
due 02/14/21 §			3,221,056	3,007,661	3,221,056	3,007,661
CityCenter Holdings LLC Term B
4.344% (USD LIBOR + 2.250%)
due 04/18/24 §	3,499,519	3,486,760			3,499,519	3,486,760
ClubCorp Holdings Inc Term B
5.084% (USD LIBOR + 2.750%)
due 09/18/24 §	1,468,902	1,459,722	5,025,609	4,994,199	6,494,511	6,453,921
Crown Finance US Inc
4.594% (USD LIBOR + 2.500%)
due 02/28/25 §	1,695,750	1,687,166			1,695,750	1,687,166
CS Intermediate Holdco 2 LLC Term B
4.334% (USD LIBOR + 2.000%)
due 11/02/23 §	259,055	259,487			259,055	259,487
Cyan Blue Holdco 3 Ltd Term B (United Kingdom)
4.844% (USD LIBOR + 2.750%)
due 08/23/24 §	247,506	247,878			247,506	247,878
David's Bridal Inc Term B
6.100% (USD LIBOR + 4.000%)
due 10/11/19 §	1,183,124	1,050,023			1,183,124	1,050,023

Delta 2 SARL (Luxembourg)
4.594% (USD LIBOR + 2.500%)
due 02/01/24 §	1,114,607	1,101,835	3,000,000	2,965,626	4,114,607	4,067,461
DexKo Global Inc
5.594% (USD LIBOR + 3.500%)
due 07/24/24 §	721,380	724,987			721,380	724,987
Dhanani Group Inc Term B
due 06/27/25 ∞	375,000	373,594	1,750,000	1,743,438	2,125,000	2,117,032
EG Finco Ltd (2nd Lien) (United Kingdom)
10.359% (USD LIBOR + 8.000%)
due 04/20/26 §			3,000,000	2,979,375	3,000,000	2,979,375
Eldorado Resorts LLC Term B
4.375% (USD LIBOR + 2.250%)
due 04/17/24 §	1,814,526	1,819,628			1,814,526	1,819,628
Evergreen Acqco 1 LP
6.112% (USD LIBOR + 3.750%)
due 07/09/19 §	1,992,509	1,947,678			1,992,509	1,947,678
EXC Holdings III Corp
5.834% (USD LIBOR + 3.500%)
due 12/02/24 §	398,000	402,478			398,000	402,478
Federal-Mogul Holdings Corp Term C
5.825% (USD LIBOR + 3.750%)
due 04/15/21 §	4,088,906	4,102,535	3,620,637	3,632,704	7,709,543	7,735,239
Flynn Restaurant Group LP
due 06/01/25 ∞			3,750,000	3,750,000	3,750,000	3,750,000
(2nd Lien)
due 06/01/25 ∞			2,250,000	2,238,750	2,250,000	2,238,750
Four Seasons Hotels Ltd (Canada)
4.094% (USD LIBOR + 2.000%)
due 11/30/23 §	566,375	565,667			566,375	565,667
Go Wireless Inc Term B
8.594% (USD LIBOR + 6.500%)
due 12/22/24 §	609,375	606,582			609,375	606,582
Golden Entertainment Inc
5.100% (USD LIBOR + 3.000%)
due 10/20/24 §			3,233,750	3,241,834	3,233,750	3,241,834
Golden Nugget Inc Term B
4.823% (USD LIBOR + 2.750%)
due 10/04/23 §	2,008,809	2,013,045	5,197,065	5,208,026	7,205,874	7,221,071
GVC Holdings PLC (Isle Of Man)
4.602% (USD LIBOR + 2.500%)
due 03/29/24 §	897,750	898,498			897,750	898,498
Hayward Industries Inc
5.594% (USD LIBOR + 3.500%)
due 08/05/24 §	372,188	373,351			372,188	373,351
Horizon Global Corp Term B
6.594% (USD LIBOR + 4.500%)
due 06/30/21 §	909,180	845,537			909,180	845,537
GYP Holdings III Corp Term B
4.844% (USD LIBOR + 2.750%)
due 06/01/25 §			2,583,258	2,571,956	2,583,258	2,571,956
IRB Holding Corp
5.266% (USD LIBOR + 3.250%)
due 02/05/25 §	698,250	700,170	249,375	250,061	947,625	950,231
J. Crew Group Inc Term B
5.222% (USD LIBOR + 3.000%)
due 03/05/21 § Ω ±	2,346,742	1,757,240			2,346,742	1,757,240
K-Mac Holdings Corp
5.336% (USD LIBOR + 3.250%)
due 03/07/25 §			2,244,375	2,234,089	2,244,375	2,234,089
(2nd Lien)
8.835% (USD LIBOR + 6.750%)
due 03/06/26 §			3,500,000	3,513,125	3,500,000	3,513,125
Kasima LLC Term B
4.771% (USD LIBOR + 2.500%)
due 05/17/21 §	153,860	154,822			153,860	154,822
L&W Inc Term B
6.084% (USD LIBOR + 4.000%)
due 05/22/25 §	500,000	502,500			500,000	502,500
Las Vegas Sands LLC Term B
3.844% (USD LIBOR + 1.750%)
due 03/27/25 §	648,375	644,768			648,375	644,768

Libbey Glass Inc Term B
5.046% (USD LIBOR + 3.000%)
due 04/09/21 §	1,231,573	1,216,179			1,231,573	1,216,179
Live Nation Entertainment Inc Term B3
3.875% (USD LIBOR + 1.750%)
due 10/31/23 §	1,949,525	1,947,088			1,949,525	1,947,088
Navistar International Corp Term B
5.530% (USD LIBOR + 3.500%)
due 11/06/24 §			5,236,875	5,259,786	5,236,875	5,259,786
Neiman Marcus Group Ltd LLC
5.263% (USD LIBOR + 3.250%)
due 10/25/20 §	1,047,923	931,341	4,099,893	3,643,780	5,147,816	4,575,121
New Red Finance Term B3 (Canada)
4.344% (USD LIBOR + 2.250%)
due 02/16/24 §	3,950,330	3,933,640	3,929,128	3,912,528	7,879,458	7,846,168
Nexeo Solutions LLC
5.584% (USD LIBOR + 3.250%)
due 06/09/23 §			2,944,173	2,951,534	2,944,173	2,951,534
NPC International Inc
5.594% (USD LIBOR + 3.500%)
due 04/19/24 §			4,702,500	4,720,134	4,702,500	4,720,134
(2nd Lien)
9.594% (USD LIBOR + 7.500%)
due 04/18/25 §			2,625,000	2,664,375	2,625,000	2,664,375
P.F. Chang's China Bistro Inc Term B
7.670% (USD LIBOR + 5.000%)
due 08/18/22 §			3,225,625	3,221,593	3,225,625	3,221,593
Party City Holdings Inc Term B
4.992% (USD LIBOR + 2.750%)
due 08/19/22 §	1,019,810	1,020,686			1,019,810	1,020,686
Petco Animal Supplies Inc Term B
5.609% (USD LIBOR + 3.250%)
due 01/26/23 §			4,019,316	2,911,994	4,019,316	2,911,994
PetSmart Inc Term B2
5.010% (USD LIBOR + 3.000%)
due 03/11/22 §	2,246,723	1,866,465			2,246,723	1,866,465
Pier 1 Imports Inc Term B
5.953% (USD LIBOR + 3.500%)
due 04/30/21 §	408,000	374,340			408,000	374,340
Playa Resorts Holding BV Term B (Netherlands)
4.840% (USD LIBOR + 2.750%)
due 04/29/24 §	1,603,352	1,586,066	1,980,014	1,958,667	3,583,366	3,544,733
Reece Ltd Term B (Australia)
due 05/30/25 ∞	525,000	526,641	2,250,000	2,257,031	2,775,000	2,783,672
Sage Automotive Interiors Inc
7.094% (USD LIBOR + 5.000%)
due 10/27/22 §	443,250	446,574			443,250	446,574
SeaWorld Parks & Entertainment Inc
Term B2
4.344% (USD LIBOR + 2.250%)
due 05/14/20 §			3,459,743	3,451,813	3,459,743	3,451,813
Term B5
5.094% (USD LIBOR + 3.000%)
due 03/31/24 §			3,101,329	3,084,855	3,101,329	3,084,855
Seminole Hard Rock Entertainment Inc Term B
5.058% (USD LIBOR + 2.750%)
due 05/14/20 §	214,313	215,384			214,313	215,384
Serta Simmons Bedding LLC
5.747% (USD LIBOR + 3.500%)
due 11/08/23 §	4,371,296	3,733,358			4,371,296	3,733,358
Sesac Holdco II LLC
5.094% (USD LIBOR + 3.000%)
due 02/23/24 §	345,625	343,465			345,625	343,465
SIWF Holdings Inc
6.323% (USD LIBOR + 4.250%)
due 06/15/25 §			1,750,000	1,763,125	1,750,000	1,763,125
SMG Holdings Inc
5.344% (USD LIBOR + 3.250%)
due 01/23/25 §	199,500	199,874			199,500	199,874
(2nd Lien)
9.094% (USD LIBOR + 7.000%)
due 01/23/26 §			1,050,000	1,065,750	1,050,000	1,065,750

Spin Holdco Inc Term B
5.342% (USD LIBOR + 3.250%)
due 11/14/22 §			2,955,075	2,947,425	2,955,075	2,947,425
SRS Distribution Inc
5.580% (USD LIBOR + 3.250%)
due 05/23/25 §			5,750,000	5,704,000	5,750,000	5,704,000
Stars Group Holdings BV (Netherlands)
due 07/28/25 ∞			750,000	746,250	750,000	746,250
Term B
5.094% (USD LIBOR + 3.000%)
due 04/06/25 §	2,320,599	2,324,628			2,320,599	2,324,628
Steinway Musical Instruments Inc Term B
5.835% (USD LIBOR + 3.750%)
due 02/13/25 §	723,188	727,707			723,188	727,707
Tacala LLC
5.233% (USD LIBOR + 3.250%)
due 01/31/25 §			498,750	497,191	498,750	497,191
(2nd Lien)
8.983% (USD LIBOR + 7.000%)
due 01/30/26 §			2,625,000	2,652,891	2,625,000	2,652,891
Tenneco Inc Term B
due 06/14/25 ∞	2,250,000	2,233,406	2,250,000	2,233,406	4,500,000	4,466,812
TI Group Automotive Systems LLC
4.594% (USD LIBOR + 2.500%)
due 06/30/22 §	837,732	839,303			837,732	839,303
Travel Leaders Group LLC
7.001% (USD LIBOR + 4.500%)
due 01/25/24 §	1,777,545	1,788,655			1,777,545	1,788,655
Tropicana Entertainment Inc
5.094% (USD LIBOR + 3.000%)
due 11/27/20 §	88,000	88,330			88,000	88,330
Wastequip LLC
5.588% (USD LIBOR + 3.500%)
due 03/13/25 §	99,750	100,342			99,750	100,342
William Morris Endeavor Entertainment LLC
4.930% (USD LIBOR + 2.750%)
due 05/18/25 §			1,000,000	990,625	1,000,000	990,625
Wyndham Hotels & Resorts Inc Term B
3.726% (USD LIBOR + 1.750%)
due 05/30/25 §	800,000	800,583			800,000	800,583
Yak Access LLC Term B
due 07/02/25 ∞			1,500,000	1,455,000	1,500,000	1,455,000
		64,096,355		117,631,162		181,727,517	17.3%
Consumer, Non-Cyclical

Acadia Healthcare Co Inc Term B4
4.594% (USD LIBOR + 2.500%)
due 02/16/23 §	2,822,376	2,833,841			2,822,376	2,833,841
ADMI Corp Term B
5.344% (USD LIBOR + 3.250%)
due 04/30/25 §	1,072,313	1,071,642			1,072,313	1,071,642
Adtalem Global Education Inc Term B
5.084% (USD LIBOR + 3.000%)
due 04/01/25 §	250,000	250,833			250,000	250,833
Akorn Inc Term B
6.375% (USD LIBOR + 4.750%)
due 04/16/21 §	696,598	684,843			696,598	684,843
Albany Molecular Research Inc
5.344% (USD LIBOR + 3.250%)
due 08/30/24 §	669,938	668,577			669,938	668,577
Albertsons LLC
due 05/02/23 ∞	725,000	721,627			725,000	721,627
Term B4
4.844% (USD LIBOR + 2.750%)
due 08/25/21 §	3,226,283	3,197,298			3,226,283	3,197,298
Term B6
5.319% (USD LIBOR + 3.000%)
due 06/22/23 §	1,466,665	1,453,679	3,377,686	3,347,780	4,844,351	4,801,459
Alkermes Inc Term B
4.260% (USD LIBOR + 2.250%)
due 03/23/23 §	402,688	403,443			402,688	403,443

Alliance Healthcare Services Inc Term B
6.594% (USD LIBOR + 4.500%)
due 10/24/23 § ∞	841,563	847,874			841,563	847,874
Allied Universal Holdco LLC
5.844% (USD LIBOR + 3.750%)
due 07/28/22 §			2,992,347	2,952,324	2,992,347	2,952,324
Alphabet Holding Co Inc
5.594% (USD LIBOR + 3.500%)
due 09/26/24 §	2,009,813	1,890,062	1,488,750	1,400,046	3,498,563	3,290,108
(2nd Lien)
9.844% (USD LIBOR + 7.750%)
due 09/26/25 §			1,550,000	1,277,459	1,550,000	1,277,459
American Seafoods Group LLC
4.850% (USD LIBOR + 2.750%)
due 08/21/23 §	266,979	268,481			266,979	268,481
Amneal Pharmaceuticals LLC Term B
5.625% (USD LIBOR + 3.500%)
due 05/04/25 §	2,874,336	2,874,336			2,874,336	2,874,336
Arbor Pharmaceuticals Inc Term B
7.485% (USD LIBOR + 5.000%)
due 07/05/23 §	1,948,511	1,959,876			1,948,511	1,959,876
Ardent Health Partners LLC
due 06/30/25 ∞			1,750,000	1,742,344	1,750,000	1,742,344
Argon Medical Devices Inc Term B
5.844% (USD LIBOR + 3.750%)
due 01/23/25 §	798,000	801,325			798,000	801,325
Arterra Wines Canada Inc Term B1 (Canada)
due 12/15/23 ∞			3,241,772	3,229,615	3,241,772	3,229,615
ASGN Inc Term B2
4.094% (USD LIBOR + 2.000%)
due 04/02/25 §	382,968	382,681			382,968	382,681
Avantor Inc
6.094% (USD LIBOR + 4.000%)
due 11/21/24 §	2,039,750	2,055,776			2,039,750	2,055,776
BioClinica Inc
6.625% (USD LIBOR + 4.250%)
due 10/20/23 §	1,524,590	1,455,983			1,524,590	1,455,983
Brickman Group Ltd LLC (2nd Lien)
8.585% (USD LIBOR + 6.500%)
due 12/17/21 §			1,721,656	1,734,877	1,721,656	1,734,877
BW NHHC Holdco Inc
7.073% (USD LIBOR + 5.000%)
due 05/15/25 §	625,000	618,750			625,000	618,750
Carestream Dental Equiment Inc
5.584% (USD LIBOR + 3.250%)
due 09/01/24 §	322,563	321,756			322,563	321,756
CFSP Acquisition Corp
5.088% (USD LIBOR + 3.000%)
due 03/21/25 §	183,130	181,757			183,130	181,757
Change Healthcare Holdings LLC Term B
4.844% (USD LIBOR + 2.750%)
due 03/01/24 §			486,325	485,322	486,325	485,322
CHG Healthcare Services Inc Term B
5.359% (USD LIBOR + 3.000%)
due 06/07/23 §	2,206,474	2,212,679			2,206,474	2,212,679
CHG PPC Parent LLC Term B
4.844% (USD LIBOR + 2.750%)
due 03/31/25 §	400,000	398,000			400,000	398,000
Coinamatic Canada Inc (Canada)
5.344% (USD LIBOR + 3.250%)
due 05/14/22 §	245,031	245,643			245,031	245,643
Community Health Systems Inc
Term G
5.307% (USD LIBOR + 3.000%)
due 12/31/19 §	956,666	954,334	5,842,792	5,828,547	6,799,458	6,782,881
Term H
5.557% (USD LIBOR + 3.250%)
due 01/27/21 §	3,297,649	3,223,795			3,297,649	3,223,795
Concentra Inc
4.740% (USD LIBOR + 2.750%)
due 06/01/22 §	679,010	680,142			679,010	680,142
Convatec Inc Term B

4.584% (USD LIBOR + 2.250%)
due 10/31/23 §	369,375	372,838			369,375	372,838
CPI Holdco LLC
5.594% (USD LIBOR + 3.500%)
due 03/21/24 §	419,689	422,837			419,689	422,837
Crossmark Holdings Inc
5.834% (USD LIBOR + 3.500%)
due 12/20/19 §	356,156	198,668			356,156	198,668
CryoLife Inc Term B
6.334% (USD LIBOR + 4.000%)
due 11/14/24 §	422,875	426,223			422,875	426,223
Del Monte Foods Inc
5.584% (USD LIBOR + 3.250%)
due 02/18/21 §	1,031,718	868,578			1,031,718	868,578
Diplomat Pharmacy Inc Term B
6.600% (USD LIBOR + 4.500%)
due 12/20/24 §	405,000	410,316			405,000	410,316
DJO Finance LLC
5.451% (USD LIBOR + 3.250%)
due 06/08/20 §	1,701,875	1,698,684			1,701,875	1,698,684
Dole Food Co Inc Term B
4.829% (USD LIBOR + 2.750%)
due 04/06/24 §	1,048,125	1,044,768			1,048,125	1,044,768
EAB Global Inc
6.253% (USD LIBOR + 3.750%)
due 11/15/24 §	1,097,250	1,086,277			1,097,250	1,086,277
Electro Rent Corp
7.330% (USD LIBOR + 5.000%)
due 01/31/24 §	1,817,498	1,831,129			1,817,498	1,831,129
Element Materials Technology Group US Holdings Inc Term B
5.594% (USD LIBOR + 3.500%)
due 06/28/24 §	323,375	324,386			323,375	324,386
Endo Luxembourg Finance Co I SARL Term B (Luxembourg)
6.375% (USD LIBOR + 4.250%)
due 04/29/24 §	4,388,212	4,367,640			4,388,212	4,367,640
Envision Healthcare Corp Term B
5.100% (USD LIBOR + 3.000%)
due 12/01/23 §	2,643,110	2,645,158			2,643,110	2,645,158
Equian LLC Term B
5.334% (USD LIBOR + 3.250%)
due 05/20/24 §	371,872	371,252			371,872	371,252
Flavors Holdings Inc
8.084% (USD LIBOR + 5.750%)
due 04/03/20 §	533,732	496,371			533,732	496,371
Garda World Security Corp (Canada)
5.805% (USD LIBOR + 3.500%)
due 05/24/24 §	1,187,058	1,194,477	4,830,768	4,860,960	6,017,826	6,055,437
Genoa a QoL Healthcare Co LLC
5.344% (USD LIBOR + 3.250%)
due 10/28/23 §	368,466	369,310			368,466	369,310
Gentiva Health Services Inc
due 06/02/25 ∞	1,800,000	1,791,000			1,800,000	1,791,000
GHX Ultimate Parent Corp
5.334% (USD LIBOR + 3.000%)
due 06/28/24 § ∞	694,500	695,368			694,500	695,368
Global Medical Response Inc
Term B1
5.280% (USD LIBOR + 3.250%)
due 04/28/22 §			2,212,382	2,151,541	2,212,382	2,151,541
Term B2
6.335% (USD LIBOR + 4.250%)
due 03/14/25 §			2,985,000	2,952,911	2,985,000	2,952,911
Global Payments Inc Term B3
3.844% (USD LIBOR + 1.750%)
due 04/21/23 §	293,239	293,422			293,239	293,422
Greatbatch Ltd Term B
5.300% (USD LIBOR + 3.250%)
due 10/27/22 §	2,943,253	2,955,394			2,943,253	2,955,394
Grifols Worldwide Operations USA Inc
4.238% (USD LIBOR + 2.250%)
due 01/31/25 §	2,073,750	2,076,127			2,073,750	2,076,127
Hearthside Food Solutions LLC Term B

5.091% (USD LIBOR + 3.000%)
due 05/23/25 §	450,000	446,719	1,500,000	1,489,062	1,950,000	1,935,781
Heartland Dental LLC
5.844% (USD LIBOR + 3.750%)
due 04/30/25 §			3,695,652	3,684,103	3,695,652	3,684,103
HLF Financing SARL Term B
7.594% (USD LIBOR + 5.500%)
due 02/15/23 §	1,631,250	1,648,921			1,631,250	1,648,921
Horizon Pharma Inc
5.375% (USD LIBOR + 3.250%)
due 03/29/24 §	2,109,906	2,109,026			2,109,906	2,109,026
IAP Worldwide Services Inc
1.459% (USD LIBOR + 0.750%)
due 07/18/18 § Ω ±	67,948	67,962			67,948	67,962
(2nd Lien)
8.834% (USD LIBOR + 6.500%)
due 07/18/19 § Ω ±	902,587	732,630			902,587	732,630
Indivior Finance SARL Term B (Luxembourg)
6.860% (USD LIBOR + 4.500%)
due 12/18/22 §	721,375	720,473			721,375	720,473
Jaguar Holding Co II
4.594% (USD LIBOR + 2.500%)
due 08/18/22 §	4,068,436	4,048,940			4,068,436	4,048,940
JBS USA LLC Term B
4.835% (USD LIBOR + 2.500%)
due 10/30/22 §	3,460,240	3,445,461			3,460,240	3,445,461
KIK Custom Products Inc Term B
6.094% (USD LIBOR + 4.000%)
due 05/15/23 § ∞	2,234,890	2,228,838			2,234,890	2,228,838
Kindred Healthcare Inc
5.875% (USD LIBOR + 3.500%)
due 04/09/21 §	3,072,060	3,073,943			3,072,060	3,073,943
Kinetic Concepts Inc Term B
5.584% (USD LIBOR + 3.250%)
due 02/02/24 §	1,633,500	1,638,605			1,633,500	1,638,605
KUEHG Corp
6.084% (USD LIBOR + 3.750%)
due 08/13/22 §	2,157,910	2,162,631			2,157,910	2,162,631
LegalZoom.com Inc
6.588% (USD LIBOR + 4.500%)
due 11/21/24 §	621,842	628,837			621,842	628,837
LSC Communications Inc Term B
7.594% (USD LIBOR + 5.500%)
due 09/30/22 §	575,000	576,437			575,000	576,437
Mallinckrodt International Finance SA (Luxembourg)
Term B
5.086% (USD LIBOR + 2.750%)
due 09/24/24 §	2,619,099	2,569,991			2,619,099	2,569,991
5.517% (USD LIBOR + 3.000%)
due 02/24/25 §	723,188	713,093			723,188	713,093
MedPlast Holdings Inc
due 06/01/25 ∞	300,000	299,438			300,000	299,438
Monitronics International Inc Term B2
7.834% (USD LIBOR + 5.500%)
due 09/30/22 §	1,834,588	1,757,191			1,834,588	1,757,191
MPH Acquisition Holdings LLC Term B
5.084% (USD LIBOR + 2.750%)
due 06/07/23 §	1,393,653	1,388,319			1,393,653	1,388,319
New Millennium HoldCo Inc
8.594% (USD LIBOR + 6.500%)
due 12/21/20 §	376,029	209,636			376,029	209,636
Nomad Foods Europe Midco Ltd Term B7 (United Kingdom)
4.314% (USD LIBOR + 2.250%)
due 05/15/24 §	375,000	373,359			375,000	373,359
NVA Holdings Inc Term B3
4.844% (USD LIBOR + 2.750%)
due 02/02/25 §			1,496,250	1,491,263	1,496,250	1,491,263
Opal Acquisition Inc Term B
7.323% (USD LIBOR + 5.250%)
due 11/25/22 §	1,242,538	1,195,943			1,242,538	1,195,943
Ortho-Clinical Diagnostics SA Term B
5.336% (USD LIBOR + 3.250%)

due 06/30/25 §	2,891,055	2,882,382			2,891,055	2,882,382
Owens & Minor Inc Term B
6.480% (USD LIBOR + 4.500%)
due 05/01/25 §			1,000,000	981,250	1,000,000	981,250
Parexel International Corp Term B
4.844% (USD LIBOR + 2.750%)
due 09/27/24 §	2,208,313	2,199,110			2,208,313	2,199,110
Pearl Intermediate Parent LLC
2.131% (USD LIBOR + 1.000%)
due 02/14/25 §			62,915	62,338	62,915	62,338
4.835% (USD LIBOR + 2.750%)
due 02/14/25 §			770,795	762,445	770,795	762,445
PharMerica Corp
5.546% (USD LIBOR + 3.500%)
due 12/06/24 §	673,313	673,172			673,313	673,172
Pinnacle Foods Finance LLC Term B
3.751% (USD LIBOR + 1.750%)
due 02/02/24 §	373,957	374,488			373,957	374,488
Post Holdings Inc Series A
4.100% (USD LIBOR + 2.000%)
due 05/24/24 §	1,014,750	1,012,582	5,569	5,557	1,020,319	1,018,139
Pre-Paid Legal Services Inc
5.233% (USD LIBOR + 3.250%)
due 05/01/25 §	300,000	302,156			300,000	302,156
Prestige Brands Inc Term B4
4.094% (USD LIBOR + 2.000%)
due 01/26/24 §	1,741,107	1,737,481			1,741,107	1,737,481
Prime Security Services Borrower LLC
4.844% (USD LIBOR + 2.750%)
due 05/02/22 §			2,678,519	2,669,939	2,678,519	2,669,939
Prometric Holdings Inc
5.100% (USD LIBOR + 3.000%)
due 01/29/25 §	249,375	249,219			249,375	249,219
Prospect Medical Holdings Inc Term B
7.500% (USD LIBOR + 5.500%)
due 02/22/24 §	972,563	974,994			972,563	974,994
PSC Industrial Holdings Corp
5.835% (USD LIBOR + 3.750%)
due 10/03/24 §	597,000	597,000	1,243,750	1,243,750	1,840,750	1,840,750
(2nd Lien)
10.585% (USD LIBOR + 8.500%)
due 10/03/25 §			1,084,000	1,078,580	1,084,000	1,078,580
R1 RCM Inc
7.619% (USD LIBOR + 5.250%)
due 04/27/25 §	350,000	350,000			350,000	350,000
RadNet Inc
6.100% (USD LIBOR + 3.750%)
due 06/30/23 §	939,756	952,091			939,756	952,091
Rent-A-Center Inc Term B
5.100% (USD LIBOR + 3.000%)
due 03/19/21 §	77,704	76,927			77,704	76,927
Reddy Ice Corp
6.882% (USD LIBOR + 5.500%)
due 05/01/19 §			5,398,398	5,398,398	5,398,398	5,398,398
Refresco Group BV Term B3 (Netherlands)
5.593% (USD LIBOR + 3.250%)
due 03/28/25 §			1,750,000	1,758,729	1,750,000	1,758,729
Select Medical Corp Term B
4.801% (USD LIBOR + 2.750%)
due 03/01/21 §	3,974,687	3,969,719			3,974,687	3,969,719
ServiceMaster Co Term B
4.594% (USD LIBOR + 2.500%)
due 11/08/23 §	1,871,500	1,875,243			1,871,500	1,875,243
Shearer's Foods Inc
6.344% (USD LIBOR + 4.250%)
due 06/30/21 §			2,493,353	2,477,770	2,493,353	2,477,770
SGS Cayman LP Term B (Cayman)
7.709% (USD LIBOR + 5.375%)
due 04/23/21 §	163,568	157,844			163,568	157,844
Supervalu Inc
5.594% (USD LIBOR + 3.500%)
due 06/08/24 §	163,594	163,798			163,594	163,798

Term B
5.594% (USD LIBOR + 3.500%)
due 06/08/24 §	272,656	272,997			272,656	272,997
Surgery Center Holdings Inc Term B
5.350% (USD LIBOR + 3.250%)
due 09/02/24 §	843,625	843,362			843,625	843,362
Sutherland Global Services Inc Term B
7.709% (USD LIBOR + 5.375%)
due 04/23/21 §	702,682	678,088			702,682	678,088
Syneos Health Inc Term B
4.094% (USD LIBOR + 2.000%)
due 08/01/24 §	366,250	365,236			366,250	365,236
Syniverse Holdings Inc
7.046% (USD LIBOR + 5.000%)
due 03/09/23 §	822,938	823,452			822,938	823,452
Team Health Holdings Inc
4.844% (USD LIBOR + 2.750%)
due 02/06/24 §	1,259,063	1,218,668			1,259,063	1,218,668
Trans Union LLC Term B4
due 06/08/25 ∞	275,000	274,427	1,000,000	997,917	1,275,000	1,272,344
US Anesthesia Partners Inc
5.094% (USD LIBOR + 3.000%)
due 06/23/24 §	1,189,367	1,187,880			1,189,367	1,187,880
US Foods Inc Term B
4.094% (USD LIBOR + 2.000%)
due 06/27/23 § ∞	1,512,406	1,512,877			1,512,406	1,512,877
Valeant Pharmaceuticals International Inc Term B (Canada)
4.983% (USD LIBOR + 3.000%)
due 06/01/25 §	5,761,607	5,750,113	7,909,163	7,893,384	13,670,770	13,643,497
WASH Multifamily Laundry Systems LLC
5.344% (USD LIBOR + 3.250%)
due 05/14/22 §	1,497,660	1,501,404			1,497,660	1,501,404
Wink Holdco Inc Term B
5.094% (USD LIBOR + 3.000%)
due 12/02/24 §	398,000	397,129			398,000	397,129
		124,009,488		63,958,211		187,967,699	17.9%
Diversified

Stena International SARL Term B (Luxembourg)
5.340% (USD LIBOR + 3.000%)
due 03/03/21 §	1,220,813	1,196,396			1,220,813	1,196,396
Travelport Finance SARL Term B (Luxembourg)
4.830% (USD LIBOR + 2.500%)
due 03/17/25 §	1,625,000	1,621,445			1,625,000	1,621,445
		2,817,841				2,817,841	0.3%
Energy

Apergy Corp
4.563% (USD LIBOR + 2.500%)
due 05/09/25 §	225,000	224,719			225,000	224,719
Apro LLC Term B
6.140% (USD LIBOR + 4.000%)
due 08/08/24 §	219,188	220,694			219,188	220,694
BCP Raptor LLC Term B
6.421% (USD LIBOR + 4.250%)
due 06/24/24 §	594,000	583,420			594,000	583,420
Charah LLC
8.554% (USD LIBOR + 6.250%)
due 10/25/24 §	451,688	458,180			451,688	458,180
Citgo Petroleum Corp Term B
5.808% (USD LIBOR + 3.500%)
due 07/29/21 §	4,938,619	4,961,771			4,938,619	4,961,771
Delek US Holdings Inc Term B
4.594% (USD LIBOR + 2.500%)
due 03/13/25 §	299,250	298,502			299,250	298,502
Drillship Hydra Owners Inc Term B
8.000% due 09/20/24 ∞			5,634,208	5,915,919	5,634,208	5,915,919
Fieldwood Energy LLC
7.344% (USD LIBOR + 5.250%)
due 04/11/22 §	2,919,795	2,929,526			2,919,795	2,929,526

Granite Acquisition Inc
Term B
5.808% (USD LIBOR + 3.500%)
due 12/19/21 §	2,042,189	2,053,858			2,042,189	2,053,858
Term C
5.834% (USD LIBOR + 3.500%)
due 12/19/21 §	92,720	93,250			92,720	93,250
Green Plains Renewable Energy Inc Term B
7.600% (USD LIBOR + 5.500%)
due 08/18/23 §	843,625	856,279			843,625	856,279
Keane Group Holdings LLC
5.750% (USD LIBOR + 3.750%)
due 05/25/25 §			2,500,000	2,509,375	2,500,000	2,509,375
McDermott Technology Americas Inc
7.094% (USD LIBOR + 5.000%)
due 05/10/25 §	748,125	752,988			748,125	752,988
Medallion Midland Acquisition LLC
5.344% (USD LIBOR + 3.250%)
due 10/30/24 §	522,375	516,498			522,375	516,498
MEG Energy Corp Term B (Canada)
5.600% (USD LIBOR + 3.500%)
due 12/31/23 §	454,395	455,531			454,395	455,531
Murray Energy Corp Term B2
9.344% (USD LIBOR + 7.250%)
due 04/16/20 §	1,510,025	1,430,749			1,510,025	1,430,749
Oxbow Carbon LLC Term B
5.844% (USD LIBOR + 3.750%)
due 01/04/23 §	536,250	542,283			536,250	542,283
Sheridan Production Partners I LLC
Term B2 I-A
5.820% (USD LIBOR + 3.500%)
due 10/01/19 §	163,038	144,561			163,038	144,561
Term B2 I-M
5.820% (USD LIBOR + 3.500%)
due 10/01/19 §	99,585	88,298			99,585	88,298
Sonneborn LLC
5.844% (USD LIBOR + 3.750%)
due 12/10/20 §	281,030	284,542			281,030	284,542
Sonneborn Refined Products BV (Netherlands)
5.844% (USD LIBOR + 3.750%)
due 12/10/20 §	49,594	50,214			49,594	50,214
Thermon Industries Inc Term B
5.733% (USD LIBOR + 3.750%)
due 10/24/24 §	291,688	294,240			291,688	294,240
Ultra Resources Inc
5.085% (USD LIBOR + 3.000%)
due 04/12/24 §	900,000	832,050			900,000	832,050
		18,072,153		8,425,294		26,497,447	2.5%
Financial

Acrisure LLC Term B
due 11/22/23 ∞			750,000	750,000	750,000	750,000
AlixPartners LLP Term B
4.844% (USD LIBOR + 2.750%)
due 04/04/24 §	199,495	199,620	2,992,424	2,994,295	3,191,919	3,193,915
Alliant Holdings I Inc Term B
5.046% (USD LIBOR + 3.000%)
due 05/09/25 §	1,292,860	1,286,321	8,896,018	8,851,022	10,188,878	10,137,343
AmWINS Group Inc Term B
4.820% (USD LIBOR + 2.750%)
due 01/25/24 § ∞	1,754,750	1,750,500			1,754,750	1,750,500
Aretec Group Inc
(2nd Lien)
2.000% Cash or 4.500% PIK due 05/23/21	2,127,718	2,134,367			2,127,718	2,134,367
Term B1
6.344% (USD LIBOR + 4.250%)
due 11/23/20 §	1,466,467	1,473,799			1,466,467	1,473,799
Armor Holding II LLC
8.500% (PRIME + 3.500%)
due 06/26/20 §	511,059	513,614			511,059	513,614
AssuredPartners Inc

5.344% (USD LIBOR + 3.250%)
due 10/22/24 §			1,995,000	1,990,511	1,995,000	1,990,511
Asurion LLC
(2nd Lien)
8.094% (USD LIBOR + 6.000%)
due 08/04/25 § ∞	1,925,000	1,945,753			1,925,000	1,945,753
Term B2
due 08/04/25 ∞			750,000	748,125	750,000	748,125
Term B4
4.844% (USD LIBOR + 2.750%)
due 08/04/22 §	2,829,108	2,827,693			2,829,108	2,827,693
Term B6
4.844% (USD LIBOR + 2.750%)
due 11/03/23 §	1,969,466	1,969,671			1,969,466	1,969,671
Term B7
due 11/03/23 ∞			1,750,000	1,741,250	1,750,000	1,741,250
Blackhawk Network Holdings Inc
5.073% (USD LIBOR + 3.000%)
due 06/15/25 §	500,000	499,453			500,000	499,453
Citco Funding LLC
5.094% (USD LIBOR + 3.000%)
due 03/31/22 §	3,172,527	3,176,492			3,172,527	3,176,492
Corporate Capital Trust Inc Term B
5.375% (USD LIBOR + 3.250%)
due 05/20/19 §	813,875	815,910			813,875	815,910
Delos Finance SARL Term B (Luxembourg)
4.084% (USD LIBOR + 1.750%)
due 10/06/23 §	2,000,000	2,002,500			2,000,000	2,002,500
Ditech Holding Corp
8.094% (USD LIBOR + 6.000%)
due 06/30/22 §	2,012,962	1,936,973			2,012,962	1,936,973
DTZ US Borrower LLC
5.574% (USD LIBOR + 3.250%)
due 11/04/21 §	5,360,963	5,360,963			5,360,963	5,360,963
Duff & Phelps Corp Term B
5.584% (USD LIBOR + 3.250%)
due 02/13/25 §			2,244,375	2,238,764	2,244,375	2,238,764
EIG Management Co LLC Term B
6.079% (USD LIBOR + 3.750%)
due 02/22/25 §	225,000	227,437			225,000	227,437
ESH Hospitality Inc Term B
4.094% (USD LIBOR + 2.000%)
due 08/30/23 §	5,470,315	5,454,359			5,470,315	5,454,359
Flying Fortress Inc Term B
4.084% (USD LIBOR + 1.750%)
due 10/30/22 §	2,513,333	2,521,188			2,513,333	2,521,188
Freedom Mortgage Corp
6.841% (USD LIBOR + 4.750%)
due 02/23/22 §	2,788,507	2,807,678			2,788,507	2,807,678
GGP Inc Term B
due 05/04/25 ∞	600,000	591,225			600,000	591,225
Greenhill & Co Inc
5.829% (USD LIBOR + 3.750%)
due 10/12/22 §	853,125	860,590			853,125	860,590
GreenSky Holdings LLC Term B
5.375% (USD LIBOR + 3.250%)
due 03/29/25 §	1,172,063	1,182,318			1,172,063	1,182,318
GTCR Valor Cos Inc Term B1
5.584% (USD LIBOR + 3.250%)
due 06/16/23 §	1,313,340	1,314,434			1,313,340	1,314,434
Guggenheim Partners LLC
4.844% (USD LIBOR + 2.750%)
due 07/21/23 §	2,227,865	2,232,740			2,227,865	2,232,740
Harbourvest Partners LLC Term B
4.344% (USD LIBOR + 2.250%)
due 02/20/25 §	1,637,883	1,633,789			1,637,883	1,633,789
Henry Co LLC Term B
6.094% (USD LIBOR + 4.000%)
due 10/05/23 §	222,122	222,955			222,122	222,955
Hub International Ltd Term B
5.360% (USD LIBOR + 3.000%)
due 04/25/25 §	3,050,000	3,034,003	6,750,000	6,714,596	9,800,000	9,748,599

IG Investment Holdings LLC
5.693% (USD LIBOR + 3.500%)
due 05/18/25 §	1,207,585	1,208,718			1,207,585	1,208,718
Iron Mountain Inc Term B
3.844% (USD LIBOR + 1.750%)
due 01/02/26 §	698,250	684,285			698,250	684,285
LPL Holdings Inc Term B
4.489% (USD LIBOR + 2.250%)
due 09/23/24 §	1,188,891	1,190,748			1,188,891	1,190,748
LSF9 Atlantis Holdings LLC
8.001% (USD LIBOR + 6.000%)
due 05/01/23 §	988,197	976,667			988,197	976,667
MGM Growth Properties Operating Partnership LP Term B
4.094% (USD LIBOR + 2.000%)
due 04/25/23 §	4,341,437	4,342,340			4,341,437	4,342,340
MIP Delaware LLC Term B1
5.334% (USD LIBOR + 3.000%)
due 03/09/20 §	121,676	122,208			121,676	122,208
NFP Corp Term B
5.094% (USD LIBOR + 3.000%)
due 01/08/24 §			9,825,089	9,775,963	9,825,089	9,775,963
NXT Capital Inc
5.600% (USD LIBOR + 3.500%)
due 11/22/22 §	1,601,242	1,607,247			1,601,242	1,607,247
Ocwen Financial Corp Term B
7.085% (USD LIBOR + 5.000%)
due 12/05/20 §	179,011	180,018			179,011	180,018
Oz Management LP
7.125% (USD LIBOR + 4.750%)
due 04/11/23 §	320,000	321,600			320,000	321,600
PGX Holdings Inc
7.350% (USD LIBOR + 5.250%)
due 09/29/20 §	403,616	395,291			403,616	395,291
Quality Care Properties Inc
7.344% (USD LIBOR + 5.250%)
due 10/31/22 §	1,477,500	1,492,275			1,477,500	1,492,275
RE/MAX International Inc Term B
4.844% (USD LIBOR + 2.750%)
due 12/15/23 §	1,743,497	1,751,125			1,743,497	1,751,125
RHP Hotel Properties LP Term B
4.060% (USD LIBOR + 2.000%)
due 05/11/24 §	867,991	868,714			867,991	868,714
Salient Partners LP
10.588% (USD LIBOR + 8.500%)
due 05/19/21 §	585,375	576,594			585,375	576,594
Sedgwick Claims Management Services Inc
4.844% (USD LIBOR + 2.750%)
due 03/01/21 §	922,597	919,022			922,597	919,022
Sheridan Investment Partners II LP
Term A
5.810% (USD LIBOR + 3.500%)
due 12/16/20 §	75,292	67,951			75,292	67,951
Term B
5.810% (USD LIBOR + 3.500%)
due 12/16/20 §	541,253	488,481			541,253	488,481
Term M
5.810% (USD LIBOR + 3.500%)
due 12/16/20 §	28,080	25,342			28,080	25,342
Sheridan Production Partners I LLC Term B2
5.820% (USD LIBOR + 3.500%)
due 10/01/19 §	1,230,401	1,090,956			1,230,401	1,090,956
The Edelman Financial Group Term B
due 06/08/27 ∞			750,000	751,406	750,000	751,406
TKC Holdings Inc
due 02/01/23 ∞			2,684,913	2,689,947	2,684,913	2,689,947
5.850% (USD LIBOR + 3.750%)
due 02/01/23 §	317,945	318,541			317,945	318,541
USI Inc
5.334% (USD LIBOR + 3.000%)
due 05/16/24 §	1,885,750	1,877,028	5,446,313	5,421,124	7,332,063	7,298,152
Vantiv LLC
Term B3

due 10/14/23 ∞	433,490	433,490			433,490	433,490
Term B4
due 08/09/24 ∞	699,125	698,415			699,125	698,415
VF Holding Corp
5.344% (USD LIBOR + 3.250%)
due 06/30/23 §	2,905,781	2,913,045	10,352,045	10,377,925	13,257,826	13,290,970
Victory Capital Management Inc Term B
5.084% (USD LIBOR + 2.750%)
due 02/12/25 §	229,167	228,880			229,167	228,880
Virtus Investment Partners Inc
4.585% (USD LIBOR + 2.500%)
due 06/01/24 §	322,563	321,353			322,563	321,353
Walker & Dunlop Inc Term B
5.094% (USD LIBOR + 3.000%)
due 12/11/20 §	2,944,024	2,966,105			2,944,024	2,966,105
Werner FinCo LP
5.983% (USD LIBOR + 4.000%)
due 07/24/24 §	1,144,998	1,147,861			1,144,998	1,147,861
		79,190,645		55,044,928		134,235,573	12.6%
Industrial

Accudyne Industries LLC
5.344% (USD LIBOR + 3.250%)
due 08/18/24 §	571,545	571,486	4,243,824	4,243,382	4,815,369	4,814,868
AI Ladder Subco SRL (Luxembourg)
due 05/01/25 ∞	225,000	225,000			225,000	225,000
Airxcel Inc (2nd Lien)
10.844% (USD LIBOR + 8.750%)
due 04/27/26 §			1,000,000	977,500	1,000,000	977,500
Allflex Holdings III Inc
5.138% (USD LIBOR + 3.250%)
due 07/20/20 §			5,791,736	5,808,630	5,791,736	5,808,630
Ameriforge Group Inc
9.334% Cash (USD LIBOR + 7.000%) or 1.000% PIK due 06/08/22 §	357,422	360,103			357,422	360,103
Apex Tool Group LLC Term B
5.844% (USD LIBOR + 3.750%)
due 02/01/22 §	1,999,688	2,004,865			1,999,688	2,004,865
Atkore International Inc
5.090% (USD LIBOR + 2.750%)
due 12/22/23 §	323,375	323,658			323,375	323,658
Avolon SARL Term B3
4.088% (USD LIBOR + 2.000%)
due 01/15/25 §	4,018,356	3,976,364	5,000,000	4,947,750	9,018,356	8,924,114
Brand Energy & Infrastructure Services Inc
6.611% (USD LIBOR + 4.250%)
due 06/21/24 §	743,244	745,482	5,089,296	5,104,620	5,832,540	5,850,102
BWAY Holding Co Term B
5.588% (USD LIBOR + 3.250%)
due 04/03/24 §	594,000	595,300	4,702,500	4,712,789	5,296,500	5,308,089
Celestica Inc (Canada)
due 06/14/25 ∞	250,000	250,312			250,000	250,312
Clark Equipment Co Term B
4.334% (USD LIBOR + 2.000%)
due 05/18/24 §	1,153,352	1,147,405			1,153,352	1,147,405
Consolidated Container Co LLC
4.844% (USD LIBOR + 2.750%)
due 05/22/24 §	645,133	647,452	4,962,563	4,980,398	5,607,696	5,627,850
Core & Main LP Term B
5.253% (USD LIBOR + 3.000%)
due 08/01/24 §	646,750	649,445			646,750	649,445
CPG International Inc
6.251% (USD LIBOR + 3.750%)
due 05/03/24 §	1,927,030	1,930,644			1,927,030	1,930,644
CPM Holdings Inc Term B
5.594% (USD LIBOR + 3.500%)
due 04/11/22 §	479,025	483,965			479,025	483,965
Crosby US Acquisition Corp
5.084% (USD LIBOR + 3.000%)
due 11/23/20 §			3,405,066	3,355,052	3,405,066	3,355,052
(2nd Lien)
8.084% (USD LIBOR + 6.000%)

due 11/22/21 §			4,000,000	3,956,668	4,000,000	3,956,668
Crown Americas LLC Term B
4.312% (USD LIBOR + 2.000%)
due 01/29/25 §	525,000	526,349			525,000	526,349
CTC AcquiCo GmbH Term B2 (Germany)
5.568% (USD LIBOR + 3.250%)
due 03/07/25 §	975,000	972,562			975,000	972,562
DAE Aviation Holdings Inc
5.840% (USD LIBOR + 3.750%)
due 07/07/22 §			3,717,542	3,730,554	3,717,542	3,730,554
Dayco Products LLC Term B
6.557% (USD LIBOR + 4.250%)
due 05/19/23 §	643,500	645,913			643,500	645,913
Delachaux SA Term B2 (France)
5.834% (USD LIBOR + 3.500%)
due 10/28/21 §	317,878	318,672			317,878	318,672
DiversiTech Holdings Inc
5.340% (USD LIBOR + 3.000%)
due 06/03/24 §			1,592,278	1,588,297	1,592,278	1,588,297
(2nd Lien)
9.840% (USD LIBOR + 7.500%)
due 06/02/25 §			2,600,000	2,639,000	2,600,000	2,639,000
DXP Enterprises Inc Term B
6.844% (USD LIBOR + 4.750%)
due 08/29/23 §	421,813	424,185			421,813	424,185
Dynacast International LLC Term B2
5.584% (USD LIBOR + 3.250%)
due 01/28/22 §	878,149	881,442			878,149	881,442
Energizer Holdings Inc Term B
due 06/30/25 ∞	325,000	325,948			325,000	325,948
EnergySolutions LLC Term B
6.084% (USD LIBOR + 3.750%)
due 05/09/25 §	750,000	753,516			750,000	753,516
Engineered Machinery Holdings Inc
5.584% (USD LIBOR + 3.250%)
due 07/19/24 §	273,625	273,625			273,625	273,625
(2nd Lien)
9.584% (USD LIBOR + 7.250%)
due 07/18/25 § ∞			2,672,447	2,692,490	2,672,447	2,692,490
EWT Holdings III Corp
5.094% (USD LIBOR + 3.000%)
due 12/20/24 §	2,440,213	2,444,789	4,553,229	4,561,766	6,993,442	7,006,555
Expera Specialty Solutions LLC Term B
6.344% (USD LIBOR + 4.250%)
due 11/03/23 §	636,526	642,891			636,526	642,891
Filtration Group Corp
5.094% (USD LIBOR + 3.000%)
due 03/29/25 §	997,500	999,474			997,500	999,474
Flex Acquisition Co Inc
5.308% (USD LIBOR + 3.000%)
due 12/29/23 §	2,920,500	2,915,547	2,685,038	2,680,484	5,605,538	5,596,031
5.751% (USD LIBOR + 3.250%)
due 06/29/25 §	900,000	902,250	3,500,000	3,508,750	4,400,000	4,411,000
Gardner Denver Inc Term B
4.844% (USD LIBOR + 2.750%)
due 07/30/24 §	1,006,180	1,008,947			1,006,180	1,008,947
Gates Global LLC Term B
5.084% (USD LIBOR + 2.750%)
due 04/01/24 §	3,260,053	3,263,450	2,506,928	2,509,540	5,766,981	5,772,990
Gemini HDPE LLC Term B
4.859% (USD LIBOR + 2.500%)
due 08/07/24 §	358,352	358,054			358,352	358,054
GFL Environmental Inc Term B (Canada)
5.084% (USD LIBOR + 2.750%)
due 05/30/25 §	1,334,254	1,327,583			1,334,254	1,327,583
Global Brass & Copper Inc Term B
4.625% (USD LIBOR + 2.500%)
due 05/24/25 §	515,813	517,102			515,813	517,102
Hanjin International Corp Term B
4.855% (USD LIBOR + 2.500%)
due 10/18/20 §	425,000	425,531			425,000	425,531
IBC Capital Ltd (Cayman)

6.085% (USD LIBOR + 3.750%)
due 09/11/23 §	374,063	374,998			374,063	374,998
Klockner-Pentaplast of America Inc Term B2
6.344% (USD LIBOR + 4.250%)
due 06/30/22 §			6,949,366	6,699,619	6,949,366	6,699,619
Milacron LLC Term B
4.594% (USD LIBOR + 2.500%)
due 09/28/23 §	1,640,103	1,637,028			1,640,103	1,637,028
Multi Color Corp Term B
4.344% (USD LIBOR + 2.250%)
due 10/31/24 §	273,625	273,967			273,625	273,967
Neenah Foundry Co
8.634% (USD LIBOR + 6.500%)
due 12/13/22 §	682,500	679,087			682,500	679,087
North American Lifting Holdings Inc
6.834% (USD LIBOR + 4.500%)
due 11/27/20 §			2,589,075	2,479,040	2,589,075	2,479,040
Paladin Brands Holding Inc Term B
7.834% (USD LIBOR + 5.500%)
due 08/15/22 §	1,040,533	1,047,037			1,040,533	1,047,037
Pelican Products Inc
5.483% (USD LIBOR + 3.500%)
due 05/01/25 §	375,000	375,586			375,000	375,586
Penn Engineering & Manufacturing Corp Term B
4.844% (USD LIBOR + 2.750%)
due 06/27/24 §	694,241	694,241			694,241	694,241
Pisces Midco Inc
6.089% (USD LIBOR + 3.750%)
due 04/12/25 §			4,875,000	4,876,521	4,875,000	4,876,521
Plastipak Packaging Inc Term B
4.600% (USD LIBOR + 2.500%)
due 10/14/24 §			5,456,344	5,437,585	5,456,344	5,437,585
Power Products LLC Term B
6.362% (USD LIBOR + 4.000%)
due 12/20/22 §			742,481	747,586	742,481	747,586
Pro Mach Group Inc Term B
5.025% (USD LIBOR + 3.000%)
due 03/07/25 §	199,500	197,430	498,750	493,576	698,250	691,006
Proampac PG Borrower LLC
5.610% (USD LIBOR + 3.500%)
due 11/18/23 §			7,139,330	7,160,156	7,139,330	7,160,156
(2nd Lien)
10.584% (USD LIBOR + 8.500%)
due 11/18/24 §			1,000,000	1,018,750	1,000,000	1,018,750
Quikrete Holdings Inc
4.844% (USD LIBOR + 2.750%)
due 11/15/23 §	2,556,752	2,549,650	1,000,000	997,222	3,556,752	3,546,872
Reynolds Group Holdings Inc
4.844% (USD LIBOR + 2.750%)
due 02/05/23 §	3,992,581	3,992,026	9,378,331	9,377,028	13,370,912	13,369,054
Robertshaw US Holding Corp
5.625% (USD LIBOR + 3.500%)
due 02/28/25 §	498,750	498,750			498,750	498,750
SIG Combibloc US Acquisition Inc
4.844% (USD LIBOR + 2.750%)
due 03/13/22 §	2,638,330	2,642,039			2,638,330	2,642,039
Southwire Co Term B
4.085% (USD LIBOR + 2.000%)
due 05/15/25 §	375,000	375,586			375,000	375,586
Spectrum Holdings III Corp
5.344% (USD LIBOR + 3.250%)
due 01/31/25 §	295,011	294,642			295,011	294,642
STS Operating Inc (2nd Lien)
10.094% (USD LIBOR + 8.000%)
due 04/25/26 §			2,000,000	2,020,000	2,000,000	2,020,000
Summit Materials Cos I LLC Term B
4.094% (USD LIBOR + 2.000%)
due 11/21/24 §	1,293,500	1,292,530			1,293,500	1,292,530
Tecomet Inc
5.511% (USD LIBOR + 3.500%)
due 05/01/24 §	2,895,750	2,908,419			2,895,750	2,908,419
Titan Acquisition Ltd Term B (United Kingdom)

5.094% (USD LIBOR + 3.000%)
due 03/28/25 §	2,418,938	2,388,701	2,992,500	2,955,094	5,411,438	5,343,795
Transcendia Inc
5.594% (USD LIBOR + 3.500%)
due 05/30/24 §			3,473,794	3,478,136	3,473,794	3,478,136
TransDigm Inc
Term E
4.594% (USD LIBOR + 2.500%)
due 05/30/25 §			498,750	497,102	498,750	497,102
Term F
4.594% (USD LIBOR + 2.500%)
due 06/09/23 §	3,862,992	3,852,129	8,393,856	8,370,252	12,256,848	12,222,381
Term G
4.594% (USD LIBOR + 2.500%)
due 08/22/24 §	1,810,137	1,801,893	3,465,088	3,449,308	5,275,225	5,251,201
TricorBraun Holdings Inc
6.080% (USD LIBOR + 3.750%)
due 11/30/23 §			135,341	135,848	135,341	135,848
6.084% (USD LIBOR + 3.750%)
due 11/30/23 §			1,343,182	1,348,219	1,343,182	1,348,219
Trident TPI Holdings Inc Term B1
5.344% (USD LIBOR + 3.250%)
due 10/17/24 §	547,998	545,258			547,998	545,258
Trinseo Materials Operating S.C.A. (Luxembourg)
4.094% (USD LIBOR + 2.000%)
due 09/09/24 §	1,702,138	1,701,074			1,702,138	1,701,074
TTM Technologies Inc
4.483% (USD LIBOR + 2.500%)
due 09/28/24 §	275,000	276,031			275,000	276,031
USIC Holdings Inc
Term B
5.344% (USD LIBOR + 3.250%)
due 12/08/23 § ∞	249,292	250,850	749,297	753,981	998,589	1,004,831
Term B1
due 12/08/23 ∞	16,297	16,399			16,297	16,399
Waterjet Holdings Inc
5.153% (USD LIBOR + 3.000%)
due 04/03/25 §	150,000	149,625			150,000	149,625
Welbilt Inc Term B
4.844% (USD LIBOR + 2.750%)
due 03/03/23 §	752,308	753,229			752,308	753,229
Wesco Aircraft Hardware Corp Term A
5.100% (USD LIBOR + 2.500%)
due 10/04/21 §	935,313	923,621			935,313	923,621
WireCo WorldGroup Inc
7.094% (USD LIBOR + 5.000%)
due 09/30/23 §	368,438	371,387			368,438	371,387
WP CPP Holdings LLC
6.280% (USD LIBOR + 3.750%)
due 04/30/25 §	250,000	251,281			250,000	251,281
Wrangler Buyer Corp Term B
4.844% (USD LIBOR + 2.750%)
due 09/27/24 §	547,499	547,157	1,492,500	1,491,567	2,039,999	2,038,724
XPO Logistics Inc Term B
4.091% (USD LIBOR + 2.000%)
due 02/24/25 §	500,000	497,155			500,000	497,155
Zekelman Industries Inc Term B
4.582% (USD LIBOR + 2.250%)
due 06/14/21 §	5,210,857	5,184,803			5,210,857	5,184,803
Zodiac Pool Solutions LLC
8.000% (PRIME + 3.000%)
due 12/20/23 §			4,227,762	4,231,284	4,227,762	4,231,284
		73,182,920		130,015,544		203,198,464	19.2%
Technology

Almonde Inc
5.807% (USD LIBOR + 3.500%)
due 06/13/24 §	1,612,813	1,586,806			1,612,813	1,586,806
Applied Systems Inc
5.334% (USD LIBOR + 3.000%)
due 09/19/24 §	1,885,750	1,890,611			1,885,750	1,890,611

(2nd Lien)
9.334% (USD LIBOR + 7.000%)
due 09/19/25 §			5,031,129	5,205,121	5,031,129	5,205,121
Aptean Inc
6.590% (USD LIBOR + 4.250%)
due 12/20/22 §	913,438	914,437			913,438	914,437
Ascend Learning LLC Term B
5.094% (USD LIBOR + 3.000%)
due 07/12/24 §	918,063	918,407			918,063	918,407
Avast Software BV Term B (Netherlands)
4.834% (USD LIBOR + 2.500%)
due 09/30/23 §	1,123,383	1,125,691			1,123,383	1,125,691
Barracuda Networks Inc
5.307% (USD LIBOR + 3.250%)
due 02/12/25 §	325,000	324,188			325,000	324,188
BMC Software Finance Inc
due 06/26/25 ∞	1,800,000	1,790,168	5,000,000	4,972,690	6,800,000	6,762,858
Bright Bidco BV Term B (Netherlands)
5.757% (USD LIBOR + 3.500%)
due 06/30/24 §	1,015,517	1,015,517			1,015,517	1,015,517
Ceridian HCM Holding Inc Term B
5.344% (USD LIBOR + 3.250%)
due 04/05/25 §	900,000	900,375			900,000	900,375
Cypress Intermediate Holdings III Inc (2nd Lien)
8.844% (USD LIBOR + 6.750%)
due 04/27/25 §			2,513,750	2,532,603	2,513,750	2,532,603
Cypress Semiconductor Corp Term B
4.350% (USD LIBOR + 2.250%)
due 07/05/21 §	622,814	625,279			622,814	625,279
DigiCert Inc Term B1
6.844% (USD LIBOR + 4.750%)
due 10/31/24 §	1,197,000	1,197,260			1,197,000	1,197,260
Donnelley Financial Solutions Inc Term B
4.981% (USD LIBOR + 3.000%)
due 10/02/23 §	2,096,527	2,101,768			2,096,527	2,101,768
Entegris Inc Term B
4.344% (USD LIBOR + 2.250%)
due 04/30/21 §	94,652	95,125			94,652	95,125
Epicor Software Corp
5.350% (USD LIBOR + 3.250%)
due 06/01/22 §	174,103	173,994			174,103	173,994
Exact Merger Sub LLC
6.584% (USD LIBOR + 4.250%)
due 09/27/24 §	521,063	523,668			521,063	523,668
Flexera Software LLC
5.350% (USD LIBOR + 3.250%)
due 02/26/25 §	199,500	199,791			199,500	199,791
Harland Clarke Holdings Corp Term B7
7.084% (USD LIBOR + 4.750%)
due 11/03/23 §	1,028,913	1,006,277			1,028,913	1,006,277
Infor US Inc Term B6
4.844% (USD LIBOR + 2.750%)
due 02/01/22 §	3,389,579	3,378,139			3,389,579	3,378,139
Informatica LLC
5.344% (USD LIBOR + 3.250%)
due 08/05/22 §	4,175,648	4,188,325			4,175,648	4,188,325
Inovalon Holdings Inc Term B
5.563% (USD LIBOR + 3.500%)
due 04/02/25 §	750,000	731,719			750,000	731,719
Kronos Inc
(2nd Lien)
10.608% (USD LIBOR + 8.250%)
due 11/01/24 §			5,575,000	5,777,094	5,575,000	5,777,094
Term B
5.358% (USD LIBOR + 3.000%)
due 11/01/23 §	5,609,261	5,608,621	1,829,226	1,829,017	7,438,487	7,437,638
Lattice Semiconductor Corp
6.275% (USD LIBOR + 4.250%)
due 03/10/21 §	379,007	380,428			379,007	380,428
MA Finance Co LLC
Term B2
4.594% (USD LIBOR + 2.500%)

due 11/19/21 §	2,931,041	2,916,019			2,931,041	2,916,019
Term B3
4.844% (USD LIBOR + 2.750%)
due 06/21/24 §	299,125	297,349			299,125	297,349
MACOM Technology Solutions Holdings Inc
4.344% (USD LIBOR + 2.250%)
due 05/17/24 §	902,285	891,383			902,285	891,383
Microchip Technology Inc Term B
4.100% (USD LIBOR + 2.000%)
due 05/29/25 §	1,625,000	1,629,063	2,750,000	2,756,875	4,375,000	4,385,938
Mitel Networks Corp Term B (Canada)
5.844% (USD LIBOR + 3.750%)
due 09/25/23 §	350,812	351,251	2,640,469	2,643,769	2,991,281	2,995,020
MTS Systems Corp Term B
5.340% (USD LIBOR + 3.250%)
due 07/05/23 §	704,059	710,219			704,059	710,219
Navicure Inc Term B
5.844% (USD LIBOR + 3.750%)
due 11/01/24 §	522,375	522,375			522,375	522,375
Rackspace Hosting Inc
5.363% (USD LIBOR + 3.000%)
due 11/03/23 §			997,481	986,883	997,481	986,883
Renaissance Holding Corp
5.584% (USD LIBOR + 3.250%)
due 05/30/25 §	750,000	747,665			750,000	747,665
Rocket Software Inc
6.084% (USD LIBOR + 3.750%)
due 10/14/23 §	786,900	792,408			786,900	792,408
RP Crown Parent LLC Term B
4.844% (USD LIBOR + 2.750%)
due 10/12/23 §			2,597,645	2,588,987	2,597,645	2,588,987
Seattle Spinco Inc Term B3
4.844% (USD LIBOR + 2.750%)
due 06/21/24 §	2,020,063	2,018,380			2,020,063	2,018,380
SkillSoft Corp
6.844% (USD LIBOR + 4.750%)
due 04/28/21 §	2,747,790	2,604,677			2,747,790	2,604,677
SolarWinds Holdings Inc Term B
5.094% (USD LIBOR + 3.000%)
due 02/05/24 §	970,125	972,416			970,125	972,416
Solera LLC Term B
4.844% (USD LIBOR + 2.750%)
due 03/03/23 §	671,565	670,625			671,565	670,625
Sound Inpatient Physicians
due 06/05/25 ∞	300,000	300,750			300,000	300,750
SS&C Technologies Holdings Europe SARL Term B4 (Luxembourg)
4.594% (USD LIBOR + 2.500%)
due 04/16/25 §	325,104	325,795			325,104	325,795
SS&C Technologies Inc Term B3
4.594% (USD LIBOR + 2.500%)
due 04/16/25 §	859,351	861,177			859,351	861,177
Tempo Acquisition LLC
5.094% (USD LIBOR + 3.000%)
due 05/01/24 §			4,428,879	4,419,188	4,428,879	4,419,188
Tibco Software Inc Term B
5.600% (USD LIBOR + 3.500%)
due 12/04/20 §	470,226	472,430			470,226	472,430
Veritas Bermuda Ltd Term B
6.654% (USD LIBOR + 4.500%)
due 01/27/23 §	1,321,019	1,213,961			1,321,019	1,213,961
Vero Parent Inc Term B
7.094% (USD LIBOR + 5.000%)
due 08/16/24 §	1,240,625	1,244,037			1,240,625	1,244,037
Vertafore Inc
due 05/30/25 ∞			7,250,000	7,211,735	7,250,000	7,211,735
(2nd Lien)
due 05/30/26 ∞			5,500,000	5,481,091	5,500,000	5,481,091
Wall Street Systems Delaware Inc Term B
5.094% (USD LIBOR + 3.000%)
due 11/21/24 §	1,616,875	1,615,864			1,616,875	1,615,864
		51,834,438		46,405,053		98,239,491	9.2%

Utilities

Calpine Construction Finance Co LP Term B
4.594% (USD LIBOR + 2.500%)
due 01/15/25 §	291,943	291,152			291,943	291,152
Calpine Corp
Term B5
4.840% (USD LIBOR + 2.500%)
due 01/15/24 §	3,554,417	3,552,615			3,554,417	3,552,615
Term B8
3.850% (USD LIBOR + 1.750%)
due 12/31/19 §	296,250	296,276			296,250	296,276
Helix Gen Funding LLC Term B
5.844% (USD LIBOR + 3.750%)
due 06/02/24 §			460,746	462,042	460,746	462,042
Invenergy Thermal Operating I LLC Term B
7.834% (USD LIBOR + 5.500%)
due 10/19/22 §	388,052	388,294			388,052	388,294
Longview Power LLC Term B
8.360% (USD LIBOR + 6.000%)
due 04/13/21 §	1,188,250	1,041,700			1,188,250	1,041,700
Talen Energy Supply LLC
Term B1
6.094% (USD LIBOR + 4.000%)
due 07/15/23 §			2,030,692	2,042,876	2,030,692	2,042,876
Term B2
6.094% (USD LIBOR + 4.000%)
due 04/15/24 § ∞	443,025	445,056	2,973,617	2,987,246	3,416,642	3,432,302
The Dayton Power & Light Co Term B
4.100% (USD LIBOR + 2.000%)
due 08/24/22 §	344,750	346,258			344,750	346,258
Vistra Energy Corp Term B3
4.067% (USD LIBOR + 2.000%)
due 12/31/25 §	675,000	671,045			675,000	671,045
Vistra Operations Co LLC Term B2
4.344% (USD LIBOR + 2.250%)
due 12/14/23 §			1,669,832	1,662,700	1,669,832	1,662,700
		7,032,396		7,154,864		14,187,260	1.3%

Total Senior Loan Notes		513,579,663		492,927,032		1,006,506,695	95.2%

SHORT-TERM INVESTMENTS

Repurchase Agreements

Fixed Income Clearing Corp
0.350% due 07/02/18
(Dated 06/29/18, repurchase price of
$20,911,591; collateralized by U.S.
Treasury Notes: 2.625% due 11/15/20
and value $21,332,033)	20,910,981	20,910,981			20,910,981	20,910,981

Fixed Income Clearing Corp
0.350% due 07/02/18
(Dated 06/29/18, repurchase price of
$17,684,612; collateralized by U.S.
Treasury Notes: 2.000% due 11/30/20
and value $18,039,565)			17,684,096	17,684,096	17,684,096	17,684,096

Total Short-Term Investments		20,910,981		17,684,096		38,595,077	3.6%

TOTAL INVESTMENTS		566,672,796		528,705,261		1,095,378,057	103.5%

OTHER ASSETS & LIABILITIES, NET		(9,386,352)		(27,202,628)		(36,588,980)	-3.5%

NET ASSETS BEFORE ADJUSTMENTS		$557,286,444		$501,502,633		$1,058,789,077	100.0%

NET ADJUSTMENTS (See Note (a)						(150,000)	0.0%

NET ASSETS AFTER ADJUSTMENTS						$1,058,639,077	100.0%

TOTAL INVESTMENTS - COST		$567,971,899		$530,403,531		$1,098,375,430

Notes to Pro Forma Schedule of Investments

(a)	See explanation of net adjustment in Note 11 in Notes to Pro Forma Financial Statements.

(b)	As of June 30, 2018, the Funds' composition by sector as a percentage of net assets were as follows:

	Floating Rate Loan (Acquired Fund)	Floating Rate Income (Surviving Fund)	Floating Rate Income Pro Forma Combined
Consumer, Non-Cyclical	23.6%	15.1%	19.6%
Industrial	13.7%	25.9%	19.5%
Consumer, Cyclical	12.0%	24.2%	17.9%
Financial	14.9%	11.0%	13.0%
Communications	14.1%	11.0%	12.7%
Technology	9.5%	9.3%	9.3%
Short-Term Investments	3.8%	3.5%	3.6%
Basic Materials	3.9%	-	3.2%
Energy	4.2%	-	3.0%
Others (each less than 3.0%)	2.0%	5.4%	1.7%
	101.7%	105.4%	103.5%
Other Assets & Liabilities, Net	(1.7%)	(5.4%)	(3.5%)
	100.0%	100.0%	100.0%

(c)	The Floating Rate Loan Portfolio (Acquired Fund) had investments with a total aggregate value of $6,346,980 or 1.0% of the Fund's net assets valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees. The Floating Rate Income Pro Forma Combined Portfolio had investments with a total aggregate value of $6,346,980 or 0.6% of the Fund's net assets valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	The Floating Rate Loan Portfolio (Acquired Fund) had investments with a total aggregate value of $1,159,043 or 0.2% of the Fund's net assets in default. The Floating Rate Income Pro Forma Combined Portfolio had investments with a total aggregate value of $1,159,043, or 0.1% of the Fund's net assets in default.

(e)	Pursuant to the terms of the following senior loan agreements, the Funds' had unfunded loan commitments which could be extended at the option of the borrower:

Fund Name	Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Floating Rate Loan Portfolio (Acquired Fund)	CFSP Acquisition Corp	$41,311	$41,101	($210)
Floating Rate Loan Portfolio (Acquired Fund)	GFL Environmental Inc	165,746	164,917	(829)
Floating Rate Loan Portfolio (Acquired Fund)	IAP Worldwide Services Inc Ω	611,535	611,657	122
Floating Rate Loan Portfolio (Acquired Fund)	Spectrum Holdings III Corp	29,215	29,213	(2)
Floating Rate Loan Portfolio (Acquired Fund)	Virtus Investment Partners Inc	150,000	149,438	(562)
Floating Rate Income Portfolio (Surviving Fund)	Heartland Dental LLC §	554,348	552,616	(1,732)
Floating Rate Income Portfolio (Surviving Fund)	Pearl Intermediate Parent LLC	163,154	162,850	(304)
		$1,715,309	$1,711,792	($3,517)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Pro Forma Financial Statements) as of June 30, 2018:

Floating Rate Loan Portfolio (Acquired Fund)		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Observable Inputs
Assets	Common Stocks
	Basic Materials	$14,500	$14,500	$-	$-
	Communications	710,128	361,214	-	348,914
	Consumer, Non-Cyclical	1,411,231	-	-	1,411,231
	Energy	844,430	-	21,932	822,498
	Financial	2,354,521	-	-	2,354,521
	Industrial	789,140	-	-	789,140
	Utilities	13,780	-		13,780
	Total Common Stocks	6,137,730	375,714	21,932	5,740,084

	Corporate Bonds & Notes	26,044,422	-	26,044,422	-
	Senior Loan Notes	513,579,663	-	510,391,356	3,188,307
	Short-Term Investments	20,910,981	-	20,910,981	-
	Unfunded Loan Commitments (1)	996,326	-	384,669	611,657
	Total	$567,669,122	$375,714	$557,753,360	$9,540,048

Floating Rate Income Portfolio (Surviving Fund)		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Observable Inputs
Assets	Corporate Bonds & Notes	$18,094,133	$-	$18,094,133	$-
	Senior Loan Notes	492,927,032	-	492,927,032	-
	Short-Term Investment	17,684,096	-	17,684,096	-
	Unfunded Loan Commitments (1)	715,466	-	715,466	-
	Total	$529,420,727	$-	$529,420,727	$-

Floating Rate Income Portfolio Pro Forma Combined		Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Observable Inputs
Assets	Common Stocks
	Basic Materials	$14,500	$14,500	$-	$-
	Communications	710,128	361,214	-	348,914
	Consumer, Non-Cyclical	1,411,231	-	-	1,411,231
	Energy	844,430	-	21,932	822,498
	Financial	2,354,521	-	-	2,354,521
	Industrial	789,140	-	-	789,140
	Utilities	13,780	-	-	13,780
	Total Common Stocks	6,137,730	375,714	21,932	5,740,084

		44,138,555	-	44,138,555	-
	Corporate Bonds & Notes	1,006,506,695	-	1,003,318,388	3,188,307
	Senior Loan Notes	38,595,077	-	38,595,077	-
	Short-Term Investments	1,711,792	-	1,100,135	611,657
	Unfunded Loan Commitments (1)	$1,097,089,849	$375,714	$1,087,174,087	$9,540,048

(1)	See note (e) in Notes to Pro Forma Schedule of Investments.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Pro Forma Financial Statements) for the period ended June 30, 2018:

	Common Stocks	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Year	$1,260,555	$8,474,540	$9,735,095
Purchases	152,797	2,976	155,773
Sales (Includes Paydowns)	-	(3,967,282)	(3,967,282)
Accrued Discounts (Premiums)	-	25,335	25,335
Net Realized Gains (Losses)	-	(353,241)	(353,241)
Change in Net Unrealized Appreciation (Depreciation)	284,675	1,317,894	1,602,569
Transfers In	4,042,057	-	4,042,057
Transfers Out	-	(1,700,258)	(1,700,258)
Value, End of Period	$5,740,084	$3,799,964	$9,540,048
Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$284,675	$496,948	$781,623

Additional information about Level 3 fair value measurements as of June 30, 2018 was as follows:

	Value at June 30, 2018	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Common Stocks	$2,547,017	Discounted Cash Flow	Discount for lack of marketability	20.0%	N/A
			Projected revenue growth	3.9%	N/A
			Projected EBITDA growth	4.7%	N/A
			Discount rate	8.6%	N/A
			EBITDA Multiple	7.0	N/A
		Enterprise value	Estimated enterprise value	$450 Million	N/A
		Liquidation Sales Analysis	Cumulative expected after tax proceeds	145.6	N/A
			Discount for lack of marketability	20.0%	N/A
		Other	Indicative share purchase price	80.0	N/A
			Discount for lack of marketability	15.0%	N/A
Senior Loan Notes & Unfunded Loan Commitments	3,799,964	Liquidation Sales Analysis	Estimated amount of liquidation proceeds	31.9	N/A
			Estimated recovery percentage	50.9%	N/A
		Discounted Cash Flow	Discount for lack of marketability	40.0%	N/A
			Projected revenue growth	0.0%	N/A
			Projected EBITDA growth	0.0%	N/A
			Discount rate	8.0%	N/A
			EBITDA Multiple	4.5	N/A
		Matrix Model	Spread	300.0	N/A
			Average Life	3.0	N/A
			Discount for lack of marketability	10.0%	N/A
		Demand Yield Model	Spread to USD LIBOR	(2.6%) - (5.3%)	(3.8%)
			Discount for lack of marketability	20.0%	N/A

A significant increase in the discount for lack of marketability, probability of default, or spread to USD LIBOR and discount rate could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $3,193,067 in common stocks were provided by a single broker quote.

Explanation of Symbols for Pro Forma Schedule of Investments

*	Non-income producing investments.

§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Ψ	Issuer filed bankruptcy and/or is in default as of June 30, 2018.

∞	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Pro Forma Financial Statements.

±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Pro Forma Financial Statements

Explanation of Terms for Pro Forma Schedule of Investments

PIK	Payment In Kind

REIT	Real Estate Investment Trust

Reference Rate Abbreviations

USD LIBOR	United States Dollar London Interbank Offered Rate
US PRIME	United States Prime Rate

Notes:

For debt investments, the interest rates disclosed in the Pro Forma Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield to maturity.

The countries listed in the Pro Forma Schedules of Investments are based on country of risk.

The sectors listed in the Pro Forma Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment advisor) believed to be reliable. Sector names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited)

1.	BASIS OF COMBINATION

On September 26, 2018, the Board of Trustees of Pacific Select Fund (the “Board”) approved a Plan of Reorganization whereby, subject to approval by the shareholders of the Floating Rate Loan Portfolio (the “Acquired Fund”), the Floating Rate Income Portfolio (the “Surviving Fund”) will acquire the assets of the Floating Rate Loan Portfolio, subject to the liabilities of such Acquired Fund, in exchange for a number of shares having an aggregate value equal to the aggregate value of the shares of the Acquired Fund (collectively, the “Reorganization”). The Surviving Fund will be the accounting survivor.

The Reorganization will be accounted for as a tax-free merger of investment companies. The pro forma financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred as of June 30, 2018. The unaudited pro forma Statement of Assets and Liabilities and pro forma Schedule of Investments reflect the financial position of the Surviving Fund and the Acquired Fund (each a “Fund” and collectively, the “Funds”) as of June 30, 2018. The unaudited pro forma Statements of Operations reflect the results of operations of the Funds for the year ended December 31, 2017 and the period ended June 30, 2018. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset values at the dates indicated above for the Funds under accounting principles generally accepted in the United States of America (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the Surviving Fund, and results of operations of the Surviving Fund for pre-combination periods will not be restated.

The pro forma Statement of Assets and Liabilities, pro forma Statements of Operations, and pro forma Schedules of Investments should be read in conjunction with the historical financial statements of the Floating Rate Income and Floating Rate Loan Portfolios of Pacific Select Fund (the “Trust”) incorporated by reference in the Statements of Additional Information.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its pro forma financial statements in conformity with U.S. GAAP, which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the pro forma financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 9). No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2018 and there will be no dividends and capital gains distributions paid by any Fund in future years under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

3.	VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these pro forma financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical investments

●	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

●	Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to pro forma Schedule of Investments section of each Fund’s pro forma Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4.	INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2018, no participation interest in Senior Loans was held by any of the Funds presented in these pro forma financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to pro forma Schedules of Investments section of each applicable Fund’s pro forma Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2018, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $717,502 and $997,807, respectively, (see details in the Notes to pro forma Schedules of Investments).

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5.	INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds presented in these pro forma financial statements. PLFA manages the Floating Rate Income Portfolio under the name Pacific Asset Management. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2018, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver	Sub-Adviser(s)
Floating Rate Loan (Acquired Fund)	0.75% of first $1 billion	0.10% (through April 30, 2019)	Eaton Vance Investment
	0.72% of next $1 billion		Managers
0.69% of next $2 billion
0.67% on excess
Floating Rate Income (Surviving Fund)	0.65% of first $1 billion		Pacific Asset Management
0.62% of next $1 billion
0.59% of next $2 billion
0.57% on excess
Floating Rate Income (Pro Forma Combined Portfolio)	0.65% of first $1 billion	0.05% (through April 30, 2020)	Pacific Asset Management
0.62% of next $1 billion
0.59% of next $2 billion
0.57% on excess

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares of the Trust, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Trust and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Service Plan will each remain in effect as long as their continuance is specifically approved at least annually.

6.	TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 5) from each Fund presented in these pro forma financial statements for the period ended June 30, 2018 are presented in the pro forma Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2018 are presented in the pro forma Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund presented in these pro forma financial statements for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2019 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each of applicable Fund presented in these pro forma financial statements for period ended June 30, 2018 are presented in the pro forma Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2018 are presented in the pro forma Statements of Assets and Liabilities.

There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these pro forma financial statements for the period ended June 30, 2018.

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the pro forma Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class I shares of the Trust or at NAV of Class A of certain series of the Pacific Funds Series Trust without a sales load. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2018, such expenses decreased by $196 for all applicable Funds presented in these pro forma financial statements as a result of the market value appreciation on such accounts. As of June 30, 2018 the total amount in the DCP Liability accounts was $16,143 for all applicable Funds presented in these pro forma financial statements.

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

D. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

F. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2018, there were no purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act.

7.	COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2018, the actual interest rate on borrowing by the Trust was 2.81%. The committed line of credit will expire on October 31, 2018, unless renewed, and is available to all Funds presented in these pro forma financial statements. The commitment fees and interest incurred by each Fund presented in these pro forma financial statements are recorded as an expense. The commitment fees are allocated to each Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

None of the Funds presented in these pro forma financial statements had a loan outstanding in connection with this revolving line of credit during the period or as of June 30, 2018.

8.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2018, are summarized in the following table:

	Other Securities
Portfolio	Purchases	Sales
Floating Rate Loan (Acquired Fund)	$93,046,026	$252,841,157
Floating Rate Income (Surviving Fund)	343,244,792	420,112,696

9.	FEDERAL INCOME TAX INFORMATION

Each Fund presented in these pro forma financial statements is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

 PACIFIC SELECT FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales as of June 30, 2018, were as follows:

Portfolio	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Floating Rate Loan (Acquired Fund)	$568,091,256	$8,136,477	($9,554,937)	($1,418,460)
Floating Rate Income (Surviving Fund)	530,474,447	2,177,156	(3,946,342)	(1,769,186)

a.	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the pro forma Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the pro forma financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2013.

10.	SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2018 and the fiscal year ended December 31, 2017 were as follows:

	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017	Period Ended June 30, 2018	Year Ended December 31, 2017
	Floating Rate Loan Portfolio		Floating Rate Income Portfolio		Floating Rate Income Portfolio
	(Acquired Fund)		(Surviving Fund)		(Pro Forma Combined Portfolio)
Class I
Shares sold	3,626,197	5,815,844	1,775,941	2,234,698	5,402,138	8,050,542
Shares acquired in connection with reorganization	-	-	-	-	(10,265,184)	-
Share repurchased	(1,968,453)	(4,117,841)	(430,333)	(1,424,103)	(2,398,786)	(5,541,944)
Net increase (decrease)	1,657,744	1,698,003	1,345,608	810,595	(7,261,832)	2,508,598
Shares outstanding, beginning of year or period	23,925,322	22,227,319	5,377,636	4,567,041	29,302,958	26,794,360
Shares outstanding, end of year or period	25,583,066	23,925,322	6,723,244	5,377,636	22,041,126	29,302,958

Class P
Shares sold	97,348	23,244,617	91,719	22,556,090	189,067	45,800,707
Shares acquired in connection with reorganization	-	-	-	-	(8,651,217)	-
Shares repurchased	(21,704,081)	(4,657,021)	(12,510,414)	(2,898,332)	(34,214,495)	(7,555,353)
Net increase (decrease)	(21,606,733)	18,587,596	(12,418,695)	19,657,758	(42,676,645)	38,245,354
Shares outstanding, beginning of year or period	61,611,835	43,024,239	47,637,159	27,979,401	109,248,994	71,003,640
Shares outstanding, end of year or period	40,005,102	61,611,835	35,218,464	47,637,159	66,572,349	109,248,994

The number of shares acquired in connection with the reorganization was calculated by dividing the net asset value of the Acquired Funds, after all the adjustments made to the pro forma operating expenses as presented in the accompanying pro forma Statements of Assets and Liabilities, by the net asset value per share of the Surviving Fund, net of acquired shares of the Acquired Fund.

11.	REORGANIZATION EXPENSES

Reorganization costs are estimated at approximately $75,000 for the Acquired Fund, $75,000 for the Surviving Fund, and $150,000 for PLFA. The costs of the Reorganization shall include: preparation of the Proxy Statement/Prospectus, printing and distributing the Proxy Statement/Prospectus, the Surviving Fund’s prospectus and the Acquired Fund’s proxy materials, the costs of solicitation of voting instructions (including assembly and mailing of materials to owners of Variable Contracts) and any necessary filings with the SEC, legal fees, accounting fees, securities registration fees, and expenses of holding the Meeting. These expenses are considered extraordinary expenses and fall outside of the Funds’ expense limitation agreement. The total expenses for the Reorganization are estimated to be $300,000, $150,000 of which will be paid equally by shareholders of both Funds and are included in the pro forma Statements of Operations as an adjustment.

12.	SUBSEQUENT EVENT

Events or transactions occurring subsequent to June 30, 2018 through the date the original financial statements were issued, have been evaluated by management in the preparation of the pro forma financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these pro forma financial statements.